UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09255

Wells Fargo Variable Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 9 of its series. Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT Omega Growth Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Total Return Bond Fund each series has a December 31 fiscal year end.

Date of reporting period: June 30, 2014

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage VT Discovery FundSM

Semi-Annual Report

June 30, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage VT Discovery Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The U.S. Federal Reserve (Fed) remained a major source of liquidity for market participants around the world.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Discovery Fund for the six-month period that ended June 30, 2014. Although the period was marked by macroeconomic uncertainty, data continued to point toward a continued economic recovery in the U.S. Despite some early volatility, both large-cap stocks (measured by the Russell 1000® Index1) and small-cap stocks (measured by the Russell 2000® Index2) ended the period with gains.

The U.S. Federal Reserve and other central banks continued to provide stimulus.

The U.S. Federal Reserve (Fed) remained a major source of liquidity for market participants around the world. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate near zero in order to support the economy and the financial system. Just prior to the reporting period, in mid-December 2013, the FOMC announced that it would reduce (or taper) its bond-buying program by $10 billion per month beginning in January 2014. The removal of liquidity initially encouraged an emerging markets sell-off because investors sold higher-risk assets, but investors quickly adjusted to the tapering and the leadership of new Federal Reserve Chair Janet Yellen.

European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In June 2014, the ECB announced a variety of measures aimed at encouraging lending, including cutting its key rate to a historic low of 0.15%, making funds available to banks at low interest rates, and imposing a negative interest rate on bank deposits held at the central bank. In Japan, the Bank of Japan maintained a highly accommodative monetary program, which began in early 2013, that was aimed at combating deflation by doubling the bank’s asset base over two years.

Despite a challenging geopolitical situation, U.S. stock markets gained on modestly positive economic data.

For most of the period, U.S. economic data remained moderately positive. The main positive economic news was the improving unemployment rate, which fell from 6.6% in January 2014 to 6.1% in June 2014. However, gross domestic product (GDP) growth for the first quarter of 2014 was -2.9%, a negative surprise after strong GDP numbers in late 2013. Several commentators suggested that unusually harsh winter weather may have dampened economic activity; as of June 2014, many investors hoped that economic growth would accelerate in the second half of 2014.

Macroeconomic events were major negatives throughout the reporting period. First came the ongoing standoff between Europe, the U.S., and Russia over Ukraine. The situation fed into stock market volatility early in 2014, but its impact on markets faded as investors began to believe that the situation would not result in war. As of June 2014, the U.S. and Europe seemed more inclined to sanction parts of the Russian economy. Toward the end of the period, armed conflict in Iraq led to higher oil prices and fears of a regional war in the Middle East. However, as of June 2014, there were no signs that either the U.S. or Europe would send troops into combat.

1.	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

2.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT Discovery Fund	3

Investors’ positive outlook for the U.S. economy contributed to a strong domestic stock market. Large-cap stocks outperformed small-cap stocks for the reporting period, though both parts of the market posted gains. Health care stocks outperformed for the period, supported by the continuing rollout of the Affordable Care Act. The turmoil in Iraq led to higher oil prices, aiding the energy sector. Geopolitical uncertainty also supported the price of gold, because investors tend to use the metal as a store of wealth during tumultuous times. The utilities sector strongly outperformed for the six-month period, aided by merger and acquisition activity as well as continued investor demand for higher-yielding stocks. The consumer discretionary sector lagged for the period, though, in part because of weakness in the retail industry.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Investors’ positive outlook for the U.S. economy contributed to a strong domestic stock market.

4	Wells Fargo Advantage VT Discovery Fund	Performance highlights (unaudited)

The Fund is currently closed to most new investors1.

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA

Michael T. Smith, CFA

Chris Warner, CFA

Average annual total returns (%) as of June 30, 2014

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class 2	5-8-1992	19.81	23.61	11.46	1.16	1.15
Russell 2500TM Growth Index[4]	–	26.26	21.65	9.94	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT Discovery Fund	5

Ten largest equity holdings[5] (%) as of June 30, 2014
Constellation Brands Incorporated Class A	2.59
IHS Incorporated Class A	2.21
SBA Communications Corporation Class A	2.20
Wabtec Corporation	2.09
Old Dominion Freight Line Incorporated	1.88
Vantiv Incorporated Class A	1.84
LKQ Corporation	1.80
Cooper Companies Incorporated	1.57
Aspen Technology Incorporated	1.57
Acuity Brands Incorporated	1.57

Sector distribution[6] as of June 30, 2014

1.	Please see the Fund’s current Statement of Additional Information for further details.

2.	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through April 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 2500™ Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage VT Discovery Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2014	Ending account value 6-30-2014	Expenses paid during the period¹	Net annualized expense ratio
Class 2
Actual	$1,000.00	$987.50	$5.62	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.71	1.14%

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Discovery Fund	7

Security name	Shares	Value

Common Stocks: 97.03%

Consumer Discretionary: 16.37%

Auto Components: 2.16%
BorgWarner Incorporated	23,000	$1,499,370
Gentherm Incorporated †	38,700	1,720,215

		3,219,585

Distributors: 1.80%
LKQ Corporation †	100,824	2,690,993

Diversified Consumer Services: 0.95%
Bright Horizons Family Solutions Incorporated †	32,900	1,412,726

Hotels, Restaurants & Leisure: 2.32%
Domino’s Pizza Incorporated	30,500	2,229,245
Krispy Kreme Doughnuts Incorporated †	77,000	1,230,460

		3,459,705

Internet & Catalog Retail: 1.68%
HomeAway Incorporated †	39,800	1,385,836
Vipshop Holdings Limited ADS †	6,000	1,126,440

		2,512,276

Media: 0.45%
Cinemark Holdings Incorporated	18,977	671,027

Specialty Retail: 4.97%
Advance Auto Parts Incorporated	13,489	1,819,936
Lithia Motors Incorporated Class A	21,000	1,975,470
Lumber Liquidators Holdings Incorporated †	20,800	1,579,760
Restoration Hardware Holdings Incorporated †	21,845	2,032,677

		7,407,843

Textiles, Apparel & Luxury Goods: 2.04%
Skechers U.S.A. Incorporated Class A †	16,641	760,494
Under Armour Incorporated Class A †	38,465	2,288,283

		3,048,777

Consumer Staples: 4.69%

Beverages: 2.59%
Constellation Brands Incorporated Class A †	43,800	3,860,094

Food & Staples Retailing: 1.25%
United Natural Foods Incorporated †	28,700	1,868,370

Food Products: 0.85%
Annie’s Incorporated †	37,387	1,264,428

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Discovery Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Shares	Value

Energy: 4.40%

Energy Equipment & Services: 0.30%
Nabors Industries Limited	15,335	$450,102

Oil, Gas & Consumable Fuels: 4.10%
Bonanza Creek Energy Incorporated †	3,154	180,377
Delek US Holdings Incorporated	41,300	1,165,899
Diamondback Energy Incorporated †	22,100	1,962,480
Gulfport Energy Corporation †	26,799	1,682,977
Sanchez Energy Corporation †«	29,822	1,121,009

		6,112,742

Financials: 5.73%

Banks: 2.65%
First Republic Bank	41,100	2,260,089
Texas Capital Bancshares Incorporated †	31,524	1,700,720

		3,960,809

Capital Markets: 2.52%
Affiliated Managers Group Incorporated †	10,600	2,177,240
SEI Investments Company	48,300	1,582,791

		3,760,031

Insurance: 0.56%
eHealth Incorporated †	22,000	835,340

Health Care: 15.75%

Biotechnology: 5.66%
Alkermes plc †	37,500	1,887,375
Alnylam Pharmaceuticals Incorporated †	20,000	1,263,400
BioMarin Pharmaceutical Incorporated †	22,867	1,422,556
Cepheid Incorporated †	36,165	1,733,750
Novavax Incorporated †«	116,534	538,387
NPS Pharmaceuticals Incorporated †	18,955	626,463
Puma Biotechnology Incorporated †	10,700	706,200
Tekmira Pharmaceuticals Corporation †«	20,192	263,708

		8,441,839

Health Care Equipment & Supplies: 3.10%
Cooper Companies Incorporated	17,300	2,344,669
Wright Medical Group Incorporated †	72,621	2,280,299

		4,624,968

Health Care Providers & Services: 2.51%
Envision Healthcare Holdings Incorporated †	56,335	2,022,990
MEDNAX Incorporated †	29,600	1,721,240

		3,744,230

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Discovery Fund	9

Security name	Shares	Value

Health Care Technology: 1.07%
athenahealth Incorporated †	12,800	$1,601,664

Pharmaceuticals: 3.41%
GW Pharmaceuticals plc ADR †«	7,600	815,404
Jazz Pharmaceuticals plc †	14,700	2,161,047
Salix Pharmaceuticals Limited †	17,100	2,109,285

		5,085,736

Industrials: 23.46%

Aerospace & Defense: 2.30%
B/E Aerospace Incorporated †	20,300	1,877,547
DigitalGlobe Incorporated †	55,794	1,551,073

		3,428,620

Airlines: 2.56%
Copa Holdings SA Class A	12,700	1,810,639
Spirit Airlines Incorporated †	31,900	2,017,356

		3,827,995

Construction & Engineering: 1.44%
Quanta Services Incorporated †	62,200	2,150,876

Electrical Equipment: 1.57%
Acuity Brands Incorporated	16,900	2,336,425

Industrial Conglomerates: 0.10%
Carlisle Companies Incorporated	1,802	155,452

Machinery: 6.40%
Colfax Corporation †	28,542	2,127,521
Graco Incorporated	28,100	2,194,048
Proto Labs Incorporated †	25,700	2,105,344
Wabtec Corporation	37,800	3,121,902

		9,548,815

Professional Services: 4.48%
IHS Incorporated Class A †	24,344	3,302,750
The Advisory Board Company †	28,200	1,460,760
Towers Watson & Company Class A	18,400	1,917,832

		6,681,342

Road & Rail: 3.13%
Old Dominion Freight Line Incorporated †	44,100	2,808,288
Swift Transportation Company †	73,800	1,861,974

		4,670,262

Trading Companies & Distributors: 1.48%
United Rentals Incorporated †	21,164	2,216,506

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Discovery Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Shares	Value

Information Technology: 21.83%

Electronic Equipment, Instruments & Components: 3.76%
Cognex Corporation †	58,900	$2,261,760
FEI Company	21,800	1,977,914
FLIR Systems Incorporated	39,400	1,368,362

		5,608,036

Internet Software & Services: 5.66%
Cornerstone OnDemand Incorporated †	47,400	2,181,348
CoStar Group Incorporated †	13,379	2,116,156
Shutterstock Incorporated †«	24,101	1,999,901
Yelp Incorporated †	28,118	2,156,088

		8,453,493

IT Services: 4.40%
Alliance Data Systems Corporation †	6,600	1,856,250
Euronet Worldwide Incorporated †	40,800	1,968,192
Vantiv Incorporated Class A †	81,653	2,745,174

		6,569,616

Software: 6.50%
Aspen Technology Incorporated †	50,523	2,344,267
Fleetmatics Group plc †«	38,904	1,258,155
Guidewire Software Incorporated †	51,800	2,106,188
ServiceNow Incorporated †	36,086	2,235,889
Tableau Software Incorporated Class A †	24,515	1,748,655

		9,693,154

Technology Hardware, Storage & Peripherals: 1.51%
Nimble Storage Incorporated †«	34,700	1,065,984
Stratasys Limited †	10,428	1,184,934

		2,250,918

Materials: 1.52%

Chemicals: 1.52%
W.R. Grace & Company †	24,000	2,268,720

Telecommunication Services: 3.28%

Diversified Telecommunication Services: 1.08%
tw telecom incorporated †	40,200	1,620,462

Wireless Telecommunication Services: 2.20%
SBA Communications Corporation Class A †	32,084	3,282,193

Total Common Stocks (Cost $116,339,877)		144,796,170

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Discovery Fund	11

Security name	Yield	Shares	Value

Short-Term Investments: 5.38%

Investment Companies: 5.38%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	2,910,409	$2,910,409
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)	0.11	5,118,375	5,118,375

Total Short-Term Investments (Cost $8,028,784)			8,028,784

Total investments in securities
(Cost $124,368,661) *	102.41%	152,824,954
Other assets and liabilities, net	(2.41)	(3,602,112)

Total net assets	100.00%	$149,222,842

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $124,593,252 and unrealized gains (losses) consists of:

Gross unrealized gains	$30,722,271
Gross unrealized losses	(2,490,569)

Net unrealized gains	$28,231,702

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Discovery Fund	Statement of assets and liabilities—June 30, 2014 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$144,796,170
In affiliated securities, at value (see cost below)	8,028,784

Total investments, at value (see cost below)	152,824,954
Receivable for investments sold	3,594,218
Receivable for Fund shares sold	59,267
Receivable for dividends	8,628
Receivable for securities lending income	2,079

Total assets	156,489,146

Liabilities
Payable for investments purchased	1,860,429
Payable for Fund shares redeemed	116,671
Payable upon receipt of securities loaned	5,118,375
Advisory fee payable	84,069
Distribution fees payable	30,024
Administration fees payable	15,613
Accrued expenses and other liabilities	41,123

Total liabilities	7,266,304

Total net assets	$149,222,842

NET ASSETS CONSIST OF
Paid-in capital	$91,555,662
Accumulated net investment loss	(676,459)
Accumulated net realized gains on investments	29,887,346
Net unrealized gains on investments	28,456,293

Total net assets	$149,222,842

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 2	$149,222,842
Shares outstanding – Class 2[1]	4,293,470
Net asset value per share – Class 2	$34.76

Investments in unaffiliated securities (including securities on loan), at cost	$116,339,877

Investments in affiliated securities, at cost	$8,028,784

Total investments, at cost	$124,368,661

Securities on loan, at value	$5,001,003

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended June 30, 2014 (unaudited)	Wells Fargo Advantage VT Discovery Fund	13

Investment income
Dividends	$148,761
Securities lending income, net	23,185
Income from affiliated securities	805

Total investment income	172,751

Expenses
Advisory fee	520,413
Administration fees
Fund level	37,172
Class 2	59,476
Distribution fees
Class 2	185,862
Custody and accounting fees	11,874
Professional fees	18,313
Shareholder report expenses	8,521
Trustees’ fees and expenses	5,332
Other fees and expenses	2,261

Total expenses	849,224
Less: Fee waivers and/or expense reimbursements	(14)

Net expenses	849,210

Net investment loss	(676,459)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	11,001,573
Net change in unrealized gains (losses) on investments	(12,521,947)

Net realized and unrealized gains (losses) on investments	(1,520,374)

Net decrease in net assets resulting from operations	$(2,196,833)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Discovery Fund	Statement of changes in net assets

	Six months ended June 30, 2014 (unaudited)		Year ended December 31, 2013

Operations
Net investment loss		$(676,459)		$(756,248)
Net realized gains on investments		11,001,573		20,431,198
Net change in unrealized gains (losses) on investments		(12,521,947)		28,686,095

Net increase (decrease) in net assets resulting from operations		(2,196,833)		48,361,045

Distributions to shareholders from
Net investment income – Class 2		0		(9,591)
Net realized gains – Class 2		0		(3,722,690)

Total distributions to shareholders		0		(3,732,281)

Capital share transactions	Shares		Shares
Proceeds from shares sold – Class 2	226,498	7,643,542	727,800	22,421,892
Reinvestment of distributions – Class 2	0	0	121,930	3,732,281
Payment for shares redeemed – Class 2	(434,112)	(14,674,926)	(779,470)	(23,790,323)

Net increase (decrease) in net assets resulting from capital share transactions		(7,031,384)		2,363,850

Total increase (decrease) in net assets		(9,228,217)		46,992,614

Net assets
Beginning of period		158,451,059		111,458,445

End of period		$149,222,842		$158,451,059

Undistributed (accumulated) net investment income (loss)		$(676,459)		$0

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage VT Discovery Fund	15

(For a share outstanding throughout each period)

	Six months ended June 30, 2014 (unaudited)	Year ended December 31
CLASS 2		2013	2012	2011	2010[1]	2009
Net asset value, beginning of period	$35.20	$25.16	$21.37	$21.28	$15.70	$11.19
Net investment loss	(0.16)	(0.17)	(0.01)	(0.18)	(0.13)	(0.11)
Net realized and unrealized gains (losses) on investments	(0.28)	11.06	3.80	0.27	5.71	4.62

Total from investment operations	(0.44)	10.89	3.79	0.09	5.58	4.51
Distributions to shareholders from
Net investment income	0.00	(0.00)[2]	0.00	0.00	0.00	0.00
Net realized gains	0.00	(0.85)	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(0.85)	0.00	0.00	0.00	0.00
Net asset value, end of period	$34.76	$35.20	$25.16	$21.37	$21.28	$15.70
Total return[3]	(1.25)%	43.80%	17.74%	0.42%	35.54%	40.30%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.16%	1.21%	1.18%	1.26%	1.35%
Net expenses	1.14%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment loss	(0.91)%	(0.56)%	(0.03)%	(0.75)%	(0.71)%	(0.61)%
Supplemental data
Portfolio turnover rate	43%	88%	98%	113%	101%	208%
Net assets, end of period (000s omitted)	$149,223	$158,451	$111,458	$98,099	$110,755	$86,125

1.	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

2.	Amount is less than $0.005 per share.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Discovery Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage VT Discovery Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Discovery Fund	17

Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost. Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

18	Wells Fargo Advantage VT Discovery Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Common stocks
Consumer discretionary	$24,422,932	$0	$0	$24,422,932
Consumer staples	6,992,892	0	0	6,992,892
Energy	6,562,844	0	0	6,562,844
Financials	8,556,180	0	0	8,556,180
Health care	23,498,437	0	0	23,498,437
Industrials	35,016,293	0	0	35,016,293
Information technology	32,575,217	0	0	32,575,217
Materials	2,268,720	0	0	2,268,720
Telecommunication services	4,902,655	0	0	4,902,655

Short-term investments
Investment companies	2,910,409	5,118,375	0	8,028,784
Total assets	$147,706,579	$5,118,375	$0	$152,824,954

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.70% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended June 30, 2014, the advisory fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and for Class 2 shares, a class level administration fee of 0.08% which is calculated based on its average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.15% for Class 2 shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of its average daily net assets.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Discovery Fund	19

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2014 were $64,577,412 and $72,181,695, respectively.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2014, the Fund paid $118 in commitment fees.

For the six months ended June 30, 2014, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. SUBSEQUENT DISTRIBUTIONS

On July 10, 2014, the Fund declared distributions from short-term capital gains and long-term capital gains to shareholders of record on July 9, 2014. The per share amounts payable on July 11, 2014 were as follows:

	Short-term capital gains	Long-term capital gains
Class 2	$1.48233	$2.94335

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

20	Wells Fargo Advantage VT Discovery Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage VT Discovery Fund	21

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

22	Wells Fargo Advantage VT Discovery Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage VT Discovery Fund	23

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT Discovery Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At each of the March Meeting and the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a

24	Wells Fargo Advantage VT Discovery Fund	Other information (unaudited)

description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund was higher than average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Russell 2500™ Growth Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered this ratio in comparison to the median ratios of funds in a class-specific expense group that was determined by Lipper to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Group and an explanation of year-to-year variations in the funds comprising such expense Group and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratio of the Fund was in range of the median net operating expense ratio of the expense Group.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s contractual administration fee rate (the “Management Rate”). The Board noted that the administration fee payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”).

Among other information reviewed by the Board was a comparison of the Management Rate of the Fund with those of other funds in the expense Group at a common asset level. The Board noted that the Management Rate of the Fund was in range of the average rate for the Fund’s expense Group.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage VT Discovery Fund	25

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

26	Wells Fargo Advantage VT Discovery Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

226300 08-14 SVT1/SAR138 06-14

Wells Fargo Advantage

VT Index Asset Allocation Fund

Semi-Annual Report

June 30, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage VT Index Asset Allocation Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The U.S. Federal Reserve (Fed) continued to provide support to the economy with accommodative monetary policies, including keeping its key interest rate near zero.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage VT Index Asset Allocation Fund for the six-month period that ended June 30, 2014. The period was marked by continued accommodative monetary policy, broader economic growth, and low inflation. That said, the first few months of 2014 also included considerable geopolitical uncertainty and heightened equity market volatility as the U.S. and Europe confronted Russia over Ukraine.

Monetary policy remained accommodative, and economic growth appeared sustainable.

The U.S. Federal Reserve (Fed) continued to provide support to the economy with accommodative monetary policies, including keeping its key interest rate near zero. If economic conditions continue to improve, the Fed is expected to end its asset purchases by year-end. The Fed’s leadership transition from Ben Bernanke to Janet Yellen was largely seamless.

Economic activity appeared to reaccelerate to a modest pace despite a severe weather-related slowdown in the first quarter, and current forecasts generally expect continued moderate growth going forward. Accommodative monetary policies, improved labor markets, healthy corporate profits, and improved credit conditions all helped underpin modest U.S. economic growth.

A moderate-growth, low-inflation environment was supportive of U.S. companies. Modest corporate earnings growth and investor optimism that growth rates would improve in the second half of 2014 likely provided additional catalysts for equity prices. Meanwhile, U.S. Treasury yields began declining (and their prices rising) in early 2014. Low yields and attractive valuations enticed investors to reach for yield, further helping lower-rated credits and longer-term bonds to outperform.

While yields have been at historically low levels, there is a risk of rising rates and negative bond returns. We have yet, however, to see an adverse effect in the market, and fixed-income markets have functioned well over the past year with sufficient liquidity and muted volatility.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	3

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage VT Index Asset Allocation Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA, FRM

Christian L. Chan, CFA

Average annual total returns (%) as of June 30, 2014

					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class 2	4-15-1994	19.00	15.96	7.02	1.11	1.00
Index Asset Allocation Composite Index[3]	–	17.38	14.95	8.31	–	–
Barclays U.S. Treasury 20+ Year Index[4]	–	6.57	7.50	7.41	–	–
S&P 500 Index[5]	–	24.61	18.83	7.78	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	5

Ten largest holdings[6] (%) as of June 30, 2014
U.S. Treasury Bond, 4.38%, 5-15-2040	2.60
U.S. Treasury Bond, 3.75%, 8-15-2041	2.55
U.S. Treasury Bond, 4.25%, 11-15-2040	2.53
U.S. Treasury Bond, 4.63%, 2-15-2040	2.47
U.S. Treasury Bond, 4.38%, 11-15-2039	2.31
U.S. Treasury Bond, 3.88%, 8-15-2040	2.12
U.S. Treasury Bond, 4.38%, 5-15-2041	2.11
U.S. Treasury Bond, 4.75, 2-15-2041	1.96
Apple Incorporated	1.92
U.S. Treasury Bond, 3.13%, 11-15-2041	1.86

Neutral target allocation[7] as of June 30, 2014

Current target allocation[7] as of June 30, 2014

Equity sector distribution[8] as of June 30, 2014

1.	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

2.	The Adviser has committed through April 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

3.	Source: Wells Fargo Funds Management, LLC. The Index Asset Allocation Composite Index is weighted 40% in the Barclays U.S. Treasury 20+ Year Index and 60% in the S&P 500 Index. You cannot invest directly in an index.

4.	The Barclays U.S. Treasury 20+ Year Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

5.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

6.	The ten largest holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Cash and cash equivalents are not reflected in the calculations of target allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on our Tactical Asset Allocation Model as of the date specified and is subject to change.

8.	Equity sector distribution is subject to change and is calculated based on the total long-term equity investments of the Fund.

6	Wells Fargo Advantage VT Index Asset Allocation Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2014	Ending account value 6-30-2014	Expenses paid during the period¹	Net annualized expense ratio
Class 2
Actual	$1,000.00	$1,089.76	$5.18	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	7

Security name	Shares	Value

Common Stocks: 59.52%

Consumer Discretionary: 7.06%

Auto Components: 0.26%
BorgWarner Incorporated	703	$45,829
Delphi Automotive plc	850	58,429
Johnson Controls Incorporated	2,044	102,057
The Goodyear Tire & Rubber Company	849	23,585

		229,900

Automobiles: 0.45%
Ford Motor Company	12,174	209,880
General Motors Company	4,048	146,942
Harley-Davidson Incorporated	672	46,939

		403,761

Distributors: 0.05%
Genuine Parts Company	473	41,529

Diversified Consumer Services: 0.04%
Graham Holdings Company Class B	13	9,335
H&R Block Incorporated	844	28,291

		37,626

Hotels, Restaurants & Leisure: 1.00%
Carnival Corporation	1,350	50,828
Chipotle Mexican Grill Incorporated †	95	56,288
Darden Restaurants Incorporated	406	18,786
Marriott International Incorporated Class A	675	43,268
McDonald’s Corporation	3,042	306,451
Starbucks Corporation	2,317	179,289
Starwood Hotels & Resorts Worldwide Incorporated	591	47,765
Wyndham Worldwide Corporation	392	29,682
Wynn Resorts Limited	249	51,682
Yum! Brands Incorporated	1,358	110,270

		894,309

Household Durables: 0.23%
D.R. Horton Incorporated	881	21,655
Garmin Limited «	377	22,959
Harman International Industries Incorporated	209	22,453
Leggett & Platt Incorporated	426	14,603
Lennar Corporation	541	22,711
Mohawk Industries Incorporated †	188	26,008
Newell Rubbermaid Incorporated	851	26,372
Pulte Homes Incorporated	1,049	21,148
Whirlpool Corporation	239	33,274

		211,183

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Shares	Value

Internet & Catalog Retail: 0.79%
Amazon.com Incorporated †	1,147	$372,523
Expedia Incorporated	315	24,809
Netflix Incorporated †	184	81,070
priceline.com Incorporated †	161	193,683
TripAdvisor Incorporated †	342	37,162

		709,247

Leisure Products: 0.07%
Hasbro Incorporated	355	18,833
Mattel Incorporated	1,044	40,685

		59,518

Media: 2.14%
Cablevision Systems Corporation New York Group Class A	666	11,755
CBS Corporation Class B	1,627	101,102
Comcast Corporation Class A	8,004	429,655
DIRECTV Group Incorporated †	1,442	122,584
Discovery Communications Incorporated Class A †	671	49,842
Gannett Company Incorporated	698	21,854
Interpublic Group of Companies Incorporated	1,304	25,441
News Corporation Class A †	1,532	27,484
Omnicom Group Incorporated	795	56,620
Scripps Networks Interactive Incorporated	329	26,695
The Walt Disney Company	4,958	425,099
Time Warner Cable Incorporated	857	126,236
Time Warner Incorporated	2,715	190,729
Twenty-First Century Fox Incorporated	5,894	207,174
Viacom Incorporated Class B	1,204	104,423

		1,926,693

Multiline Retail: 0.38%
Dollar General Corporation †	933	53,517
Dollar Tree Incorporated †	636	34,637
Family Dollar Stores Incorporated	294	19,445
Kohl’s Corporation	600	31,608
Macy’s Incorporated	1,109	64,344
Nordstrom Incorporated	432	29,346
Target Corporation	1,950	113,003

		345,900

Specialty Retail: 1.18%
AutoNation Incorporated †	194	11,578
AutoZone Incorporated †	102	54,696
Bed Bath & Beyond Incorporated †	628	36,035
Best Buy Company Incorporated	848	26,296
CarMax Incorporated †	678	35,263
GameStop Corporation Class A	352	14,245
Gap Incorporated	800	33,256
Home Depot Incorporated	4,212	341,004

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	9

Security name	Shares	Value

Specialty Retail (continued)
L Brands Incorporated	755	$44,288
Lowe’s Companies Incorporated	3,070	147,329
O’Reilly Automotive Incorporated †	326	49,096
PetSmart Incorporated	305	18,239
Ross Stores Incorporated	653	43,183
Staples Incorporated	1,990	21,572
Tiffany & Company	341	34,185
TJX Companies Incorporated	2,156	114,591
Tractor Supply Company	426	25,730
Urban Outfitters Incorporated †	313	10,598

		1,061,184

Textiles, Apparel & Luxury Goods: 0.47%
Coach Incorporated	844	28,856
Fossil Group Incorporated †	146	15,260
Michael Kors Holdings Limited †	553	49,023
Nike Incorporated Class B	2,271	176,116
PVH Corporation	253	29,500
Ralph Lauren Corporation	180	28,924
Under Armour Incorporated Class A †	498	29,626
VF Corporation	1,059	66,717

		424,022

Consumer Staples: 5.62%

Beverages: 1.27%
Brown-Forman Corporation Class B	498	46,897
Coca-Cola Enterprises Incorporated	719	34,354
Constellation Brands Incorporated Class A †	519	45,739
Dr Pepper Snapple Group Incorporated	604	35,382
Molson Coors Brewing Company	489	36,264
Monster Beverage Corporation †	416	29,548
PepsiCo Incorporated	4,667	416,950
The Coca-Cola Company	11,637	492,943

		1,138,077

Food & Staples Retailing: 1.35%
Costco Wholesale Corporation	1,349	155,351
CVS Caremark Corporation	3,599	271,257
Safeway Incorporated	709	24,347
Sysco Corporation	1,799	67,373
The Kroger Company	1,568	77,506
Wal-Mart Stores Incorporated	4,962	372,497
Walgreen Company	2,703	200,373
Whole Foods Market Incorporated	1,131	43,691

		1,212,395

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Shares	Value

Food Products: 0.92%
Archer Daniels Midland Company	2,015	$88,882
Campbell Soup Company	550	25,196
ConAgra Foods Incorporated	1,296	38,465
General Mills Incorporated	1,891	99,353
Hormel Foods Corporation	414	20,431
JM Smucker Company	319	33,996
Kellogg Company	784	51,509
Kraft Foods Group Incorporated	1,832	109,828
McCormick & Company Incorporated	401	28,708
Mead Johnson Nutrition Company	622	57,952
Mondelez International Incorporated Class A	5,207	195,835
The Hershey Company	459	44,693
Tyson Foods Incorporated Class A	847	31,796

		826,644

Household Products: 1.11%
Clorox Company	395	36,103
Colgate-Palmolive Company	2,677	182,518
Kimberly-Clark Corporation	1,160	129,015
The Procter & Gamble Company	8,331	654,733

		1,002,369

Personal Products: 0.09%
Avon Products Incorporated	1,337	19,534
Estee Lauder Companies Incorporated Class A	777	57,700

		77,234

Tobacco: 0.88%
Altria Group Incorporated	6,115	256,463
Lorillard Incorporated	1,116	68,043
Philip Morris International	4,842	408,229
Reynolds American Incorporated	957	57,755

		790,490

Energy: 6.47%

Energy Equipment & Services: 1.28%
Baker Hughes Incorporated	1,342	99,912
Cameron International Corporation †	628	42,522
Diamond Offshore Drilling Incorporated	211	10,472
Ensco plc Class A	719	39,955
FMC Technologies Incorporated †	724	44,215
Halliburton Company	2,599	184,555
Helmerich & Payne Incorporated	333	38,665
Nabors Industries Limited	805	23,643
National Oilwell Varco Incorporated	1,321	108,784
Noble Corporation plc	782	26,244
Rowan Companies plc	382	12,197
Schlumberger Limited	4,008	472,744
Transocean Limited «	1,047	47,146

		1,151,054

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	11

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 5.19%
Anadarko Petroleum Corporation	1,554	$170,116
Apache Corporation	1,187	119,436
Cabot Oil & Gas Corporation	1,284	43,836
Chesapeake Energy Corporation	1,558	48,423
Chevron Corporation	5,861	765,154
Cimarex Energy Company	268	38,447
ConocoPhillips Company	3,779	323,974
CONSOL Energy Incorporated	708	32,618
Denbury Resources Incorporated	1,082	19,974
Devon Energy Corporation	1,180	93,692
EOG Resources Incorporated	1,682	196,559
EQT Corporation	467	49,922
Exxon Mobil Corporation	13,221	1,331,090
Hess Corporation	812	80,299
Kinder Morgan Incorporated	2,057	74,587
Marathon Oil Corporation	2,081	83,074
Marathon Petroleum Corporation	888	69,326
Murphy Oil Corporation	519	34,503
Newfield Exploration Company †	419	18,520
Noble Energy Incorporated	1,106	85,671
Occidental Petroleum Corporation	2,418	248,159
ONEOK Incorporated	639	43,503
Peabody Energy Corporation	835	13,652
Phillips 66	1,742	140,109
Pioneer Natural Resources Company	440	101,116
QEP Resources Incorporated	554	19,113
Range Resources Corporation	519	45,127
Southwestern Energy Company †	1,087	49,448
Spectra Energy Corporation	2,065	87,721
Tesoro Corporation	398	23,351
The Williams Companies Incorporated	2,110	122,823
Valero Energy Corporation	1,642	82,264

		4,655,607

Financials: 9.53%

Banks: 3.55%
Bank of America Corporation	32,375	497,604
Branch Banking & Trust Corporation	2,212	87,219
Citigroup Incorporated	9,352	440,479
Comerica Incorporated	559	28,039
Fifth Third Bancorp	2,618	55,894
Huntington Bancshares Incorporated	2,548	24,308
JPMorgan Chase & Company	11,652	671,388
KeyCorp	2,719	38,963
M&T Bank Corporation	404	50,116
PNC Financial Services Group Incorporated	1,644	146,398
Regions Financial Corporation	4,245	45,082
SunTrust Banks Incorporated	1,640	65,698
US Bancorp	5,588	242,072

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Shares	Value

Banks (continued)
Wells Fargo & Company (l)	14,750	$775,260
Zions Bancorporation	569	16,768

		3,185,288

Capital Markets: 1.26%
Ameriprise Financial Incorporated	584	70,080
Bank of New York Mellon Corporation	3,511	131,592
BlackRock Incorporated	385	123,046
Charles Schwab Corporation	3,605	97,083
E*TRADE Financial Corporation †	887	18,858
Franklin Resources Incorporated	1,236	71,490
Goldman Sachs Group Incorporated	1,280	214,323
Invesco Limited	1,332	50,283
Legg Mason Incorporated	316	16,214
Morgan Stanley	4,309	139,310
Northern Trust Corporation	684	43,920
State Street Corporation	1,326	89,187
T. Rowe Price Group Incorporated	808	68,203

		1,133,589

Consumer Finance: 0.58%
American Express Company	2,803	265,921
Capital One Financial Corporation	1,759	145,293
Discover Financial Services	1,435	88,941
Navient Corporation	1,301	23,041

		523,196

Diversified Financial Services: 1.11%
Berkshire Hathaway Incorporated Class B †	5,543	701,522
CME Group Incorporated	971	68,892
IntercontinentalExchange Group Incorporated	354	66,871
Leucadia National Corporation	975	25,565
McGraw-Hill Financial Incorporated	837	69,496
Moody’s Corporation	578	50,667
The NASDAQ OMX Group Incorporated	362	13,980

		996,993

Insurance: 1.71%
ACE Limited	1,039	107,744
AFLAC Incorporated	1,398	87,026
Allstate Corporation	1,336	78,450
American International Group Incorporated	4,454	243,099
Aon plc	912	82,162
Assurant Incorporated	220	14,421
Chubb Corporation	752	69,312
Cincinnati Financial Corporation	453	21,762
Genworth Financial Incorporated †	1,528	26,587
Lincoln National Corporation	812	41,769
Loews Corporation	940	41,369

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	13

Security name	Shares	Value

Insurance (continued)
Marsh & McLennan Companies Incorporated	1,692	$87,679
MetLife Incorporated	3,465	192,515
Principal Financial Group Incorporated	842	42,504
Prudential Financial Incorporated	1,422	126,231
The Hartford Financial Services Group Incorporated	1,384	49,561
The Progressive Corporation	1,676	42,503
The Travelers Companies Incorporated	1,069	100,561
Torchmark Corporation	270	22,118
UnumProvident Corporation	792	27,530
XL Group plc	835	27,330

		1,532,233

Real Estate Management & Development: 0.03%
CBRE Group Incorporated †	858	27,490

REITs: 1.26%
American Tower Corporation	1,218	109,596
Apartment Investment & Management Company Class A	450	14,522
AvalonBay Communities Incorporated	374	53,179
Boston Properties Incorporated	470	55,545
Crown Castle International Corporation	1,027	76,265
Equity Residential	1,034	65,142
General Growth Properties Incorporated	1,605	37,814
HCP Incorporated	1,410	58,346
Health Care REIT Incorporated	940	58,910
Host Hotels & Resorts Incorporated	2,330	51,283
Kimco Realty Corporation	1,264	29,047
Plum Creek Timber Company	545	24,580
Prologis Incorporated	1,538	63,196
Public Storage Incorporated	446	76,422
Simon Property Group Incorporated	956	158,964
The Macerich Company	433	28,903
Ventas Incorporated	905	58,011
Vornado Realty Trust	536	57,207
Weyerhaeuser Company	1,801	59,595

		1,136,527

Thrifts & Mortgage Finance: 0.03%
Hudson City Bancorp Incorporated	1,464	14,391
People’s United Financial Incorporated	954	14,472

		28,863

Health Care: 7.94%

Biotechnology: 1.49%
Alexion Pharmaceuticals Incorporated †	608	95,000
Amgen Incorporated	2,330	275,802
Biogen Idec Incorporated †	730	230,176
Celgene Corporation †	2,464	211,608
Gilead Sciences Incorporated †	4,728	391,998

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Shares	Value

Biotechnology (continued)
Regeneron Pharmaceuticals Incorporated †	245	$69,205
Vertex Pharmaceuticals Incorporated †	727	68,832

		1,342,621

Health Care Equipment & Supplies: 1.26%
Abbott Laboratories	4,624	189,122
Baxter International Incorporated	1,670	120,741
Becton Dickinson & Company	594	70,270
Boston Scientific Corporation †	4,072	51,999
C.R. Bard Incorporated	234	33,464
CareFusion Corporation †	638	28,295
Covidien plc	1,388	125,170
DENTSPLY International Incorporated	436	20,645
Edwards Lifesciences Corporation †	325	27,898
Intuitive Surgical Incorporated †	118	48,592
Medtronic Incorporated	3,075	196,062
St. Jude Medical Incorporated	874	60,525
Stryker Corporation	910	76,731
Varian Medical Systems Incorporated †	320	26,605
Zimmer Holdings Incorporated	516	53,592

		1,129,711

Health Care Providers & Services: 1.23%
Aetna Incorporated	1,100	89,188
AmerisourceBergen Corporation	695	50,499
Cardinal Health Incorporated	1,047	71,782
Cigna Corporation	827	76,059
DaVita HealthCare Partners Incorporated †	547	39,559
Express Scripts Holding Company †	2,379	164,936
Humana Incorporated	476	60,795
Laboratory Corporation of America Holdings †	261	26,726
McKesson Corporation	709	132,023
Patterson Companies Incorporated	252	9,957
Quest Diagnostics Incorporated	444	26,058
Tenet Healthcare Corporation †	300	14,082
UnitedHealth Group Incorporated	3,016	246,558
WellPoint Incorporated	860	92,545

		1,100,767

Health Care Technology: 0.05%
Cerner Corporation †	909	46,886

Life Sciences Tools & Services: 0.27%
Agilent Technologies Incorporated	1,026	58,933
PerkinElmer Incorporated	348	16,300
Thermo Fisher Scientific Incorporated	1,228	144,904
Waters Corporation †	261	27,259

		247,396

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	15

Security name	Shares	Value

Pharmaceuticals: 3.64%
AbbVie Incorporated	4,895	$276,274
Actavis plc †	533	118,886
Allergan Incorporated	916	155,006
Bristol-Myers Squibb Company	5,102	247,498
Eli Lilly & Company	3,032	188,499
Forest Laboratories Incorporated †	730	72,270
Hospira Incorporated †	514	26,404
Johnson & Johnson	8,710	911,240
Merck & Company Incorporated	8,997	520,476
Mylan Laboratories Incorporated †	1,150	59,294
Perrigo Company plc	411	59,907
Pfizer Incorporated	19,638	582,856
Zoetis Incorporated	1,542	49,760

		3,268,370

Industrials: 6.35%

Aerospace & Defense: 1.57%
General Dynamics Corporation	1,003	116,900
Honeywell International Incorporated	2,411	224,102
L-3 Communications Holdings Incorporated	265	31,999
Lockheed Martin Corporation	820	131,799
Northrop Grumman Corporation	659	78,836
Precision Castparts Corporation	445	112,318
Raytheon Company	963	88,837
Rockwell Collins Incorporated	417	32,584
Textron Incorporated	859	32,891
The Boeing Company	2,065	262,730
United Technologies Corporation	2,596	299,708

		1,412,704

Air Freight & Logistics: 0.45%
C.H. Robinson Worldwide Incorporated	457	29,152
Expeditors International of Washington Incorporated	607	26,805
FedEx Corporation	855	129,430
United Parcel Service Incorporated Class B	2,170	222,772

		408,159

Airlines: 0.18%
Delta Air Lines Incorporated	2,610	101,059
Southwest Airlines Company	2,129	57,185

		158,244

Building Products: 0.04%
Allegion plc	276	15,644
Masco Corporation	1,097	24,353

		39,997

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Shares	Value

Commercial Services & Supplies: 0.29%
Cintas Corporation	311	$19,761
Iron Mountain Incorporated	526	18,647
Pitney Bowes Incorporated	623	17,207
Republic Services Incorporated	822	31,211
Stericycle Incorporated †	260	30,789
The ADT Corporation	536	18,728
Tyco International Limited	1,420	64,752
Waste Management Incorporated	1,331	59,536

		260,631

Construction & Engineering: 0.09%
Fluor Corporation	489	37,604
Jacobs Engineering Group Incorporated †	407	21,685
Quanta Services Incorporated †	670	23,169

		82,458

Electrical Equipment: 0.48%
AMETEK Incorporated	755	39,471
Eaton Corporation plc	1,467	113,223
Emerson Electric Company	2,160	143,338
Rockwell Automation Incorporated	426	53,318
TE Connectivity Limited	1,258	77,795

		427,145

Industrial Conglomerates: 1.42%
3M Company	1,913	274,018
Danaher Corporation	1,852	145,808
General Electric Company	30,873	811,342
Roper Industries Incorporated	307	44,825

		1,275,993

Machinery: 1.03%
Caterpillar Incorporated	1,921	208,755
Cummins Incorporated	526	81,157
Deere & Company	1,119	101,325
Dover Corporation	512	46,566
Flowserve Corporation	422	31,376
Illinois Tool Works Incorporated	1,168	102,270
Ingersoll-Rand plc	772	48,258
Joy Global Incorporated	307	18,905
Paccar Incorporated	1,092	68,610
Pall Corporation	337	28,776
Parker Hannifin Corporation	458	57,584
Pentair plc	599	43,200
Snap-On Incorporated	179	21,215
Stanley Black & Decker Incorporated	480	42,154
Xylem Incorporated	565	22,080

		922,231

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	17

Security name	Shares	Value

Professional Services: 0.12%
Dun & Bradstreet Corporation	113	$12,453
Equifax Incorporated	375	27,203
Nielsen Holdings NV	933	45,167
Robert Half International Incorporated	423	20,194

		105,017

Road & Rail: 0.58%
CSX Corporation	3,092	95,265
Kansas City Southern	339	36,446
Norfolk Southern Corporation	953	98,188
Ryder System Incorporated	163	14,359
Union Pacific Corporation	2,788	278,103

		522,361

Trading Companies & Distributors: 0.10%
Fastenal Company	840	41,572
W.W. Grainger Incorporated	187	47,548

		89,120

Information Technology: 11.14%

Communications Equipment: 1.04%
Cisco Systems Incorporated	15,771	391,909
F5 Networks Incorporated †	233	25,966
Harris Corporation	327	24,770
Juniper Networks Incorporated †	1,458	35,779
Motorola Solutions Incorporated	696	46,333
QUALCOMM Incorporated	5,196	411,523

		936,280

Electronic Equipment, Instruments & Components: 0.18%
Amphenol Corporation Class A	483	46,532
Corning Incorporated	4,028	88,415
FLIR Systems Incorporated	436	15,142
Jabil Circuit Incorporated	569	11,892

		161,981

Internet Software & Services: 1.89%
Akamai Technologies Incorporated †	548	33,461
eBay Incorporated †	3,511	175,761
Facebook Incorporated Class A †	5,293	356,166
Google Incorporated Class A †	872	509,832
Google Incorporated Class C †	872	501,644
VeriSign Incorporated †	380	18,548
Yahoo! Incorporated †	2,882	101,245

		1,696,657

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Shares	Value

IT Services: 1.97%
Accenture plc	1,949	$157,557
Alliance Data Systems Corporation †	166	46,688
Automatic Data Processing Incorporated	1,484	117,652
Cognizant Technology Solutions Corporation Class A †	1,873	91,608
Computer Sciences Corporation	446	28,187
Fidelity National Information Services Incorporated	886	48,500
Fiserv Incorporated †	767	46,265
International Business Machines Corporation	2,929	530,940
MasterCard Incorporated Class A	3,093	227,243
Paychex Incorporated	996	41,394
Teradata Corporation †	485	19,497
Total System Services Incorporated	511	16,051
Visa Incorporated Class A	1,547	325,968
Western Union Company	1,659	28,767
Xerox Corporation	3,363	41,836

		1,768,153

Semiconductors & Semiconductor Equipment: 1.39%
Altera Corporation	964	33,509
Analog Devices Incorporated	967	52,286
Applied Materials Incorporated	3,748	84,517
Avago Technologies Limited	775	55,854
Broadcom Corporation Class A	1,711	63,512
First Solar Incorporated †	218	15,491
Intel Corporation	15,326	473,573
KLA-Tencor Corporation	510	37,046
Lam Research Corporation	499	33,722
Linear Technology Corporation	728	34,267
Microchip Technology Incorporated «	616	30,067
Micron Technology Incorporated †	3,295	108,570
NVIDIA Corporation	1,718	31,852
Texas Instruments Incorporated	3,322	158,758
Xilinx Incorporated	827	39,125

		1,252,149

Software: 2.10%
Adobe Systems Incorporated †	1,425	103,113
Autodesk Incorporated †	701	39,522
CA Incorporated	982	28,223
Citrix Systems Incorporated †	504	31,525
Electronic Arts Incorporated †	968	34,722
Intuit Incorporated	873	70,303
Microsoft Corporation	23,143	965,063
Oracle Corporation	10,570	428,402
Red Hat Incorporated †	583	32,222
Salesforce.com Incorporated †	1,738	100,943
Symantec Corporation	2,129	48,754

		1,882,792

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	19

Security name	Shares	Value

Technology Hardware, Storage & Peripherals: 2.57%
Apple Incorporated	18,563	$1,725,060
EMC Corporation	6,303	166,021
Hewlett-Packard Company	5,761	194,030
NetApp Incorporated	1,019	37,214
SanDisk Corporation	696	72,683
Seagate Technology plc	1,005	57,104
Western Digital Corporation	644	59,441

		2,311,553

Materials: 2.09%

Chemicals: 1.54%
Air Products & Chemicals Incorporated	653	83,989
Airgas Incorporated	205	22,327
CF Industries Holdings Incorporated	160	38,485
Dow Chemical Company	3,706	190,711
E.I. du Pont de Nemours & Company	2,827	184,999
Eastman Chemical Company	462	40,356
Ecolab Incorporated	831	92,524
FMC Corporation	409	29,117
International Flavors & Fragrances Incorporated	250	26,070
LyondellBasell Industries Class A	1,282	125,187
Monsanto Company	1,613	201,206
Mosaic Company	996	49,252
PPG Industries Incorporated	425	89,314
Praxair Incorporated	901	119,689
Sherwin-Williams Company	260	53,797
Sigma-Aldrich Corporation	365	37,040

		1,384,063

Construction Materials: 0.03%
Vulcan Materials Company	402	25,628

Containers & Packaging: 0.13%
Avery Dennison Corporation	292	14,965
Ball Corporation	429	26,890
Bemis Company Incorporated	310	12,606
MeadWestvaco Corporation	517	22,882
Owens-Illinois Incorporated †	508	17,597
Sealed Air Corporation	598	20,434

		115,374

Metals & Mining: 0.32%
Alcoa Incorporated	3,609	53,738
Allegheny Technologies Incorporated	334	15,063
Freeport-McMoRan Copper & Gold Incorporated Class B	3,197	116,691
Newmont Mining Corporation	1,534	39,025
Nucor Corporation	980	48,265
United States Steel Corporation «	445	11,588

		284,370

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Shares	Value

Paper & Forest Products: 0.07%
International Paper Company	1,333	$67,277

Telecommunication Services: 1.44%

Diversified Telecommunication Services: 1.44%
AT&T Incorporated	15,979	565,017
CenturyLink Incorporated	1,763	63,821
Frontier Communications Corporation «	3,085	18,016
Verizon Communications Incorporated	12,749	623,809
Windstream Holdings Incorporated «	1,855	18,476

		1,289,139

Utilities: 1.88%

Electric Utilities: 1.07%
American Electric Power Company Incorporated	1,502	83,767
Duke Energy Corporation	2,177	161,512
Edison International	1,003	58,284
Entergy Corporation	552	45,314
Exelon Corporation	2,643	96,417
FirstEnergy Corporation	1,292	44,858
NextEra Energy Incorporated	1,342	137,528
Northeast Utilities	973	45,994
Pepco Holdings Incorporated	772	21,215
Pinnacle West Capital Corporation	339	19,608
PPL Corporation	1,944	69,070
The Southern Company	2,742	124,432
Xcel Energy Incorporated	1,545	49,795

		957,794

Gas Utilities: 0.02%
AGL Resources Incorporated	367	20,196

Independent Power & Renewable Electricity Producers: 0.08%
AES Corporation	2,032	31,598
NRG Energy Incorporated	1,038	38,614

		70,212

Multi-Utilities: 0.71%
Ameren Corporation	747	30,537
CenterPoint Energy Incorporated	1,323	33,789
CMS Energy Corporation	829	25,823
Consolidated Edison Incorporated	901	52,024
Dominion Resources Incorporated	1,790	128,021
DTE Energy Company	544	42,361
Integrys Energy Group Incorporated	246	17,498
NiSource Incorporated	969	38,120
PG&E Corporation	1,431	68,717
Public Service Enterprise Group Incorporated	1,557	63,510
SCANA Corporation	436	23,461
Sempra Energy	702	73,506

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	21

Security name			Shares	Value

Multi-Utilities (continued)
TECO Energy Incorporated			630	$11,642
Wisconsin Energy Corporation			694	32,562

				641,571

Total Common Stocks (Cost $31,402,829)				53,467,921

	Interest rate	Maturity date	Principal
U.S. Treasury Securities: 38.38%
U.S. Treasury Bond	2.75%	8-15-2042	$1,079,000	962,839
U.S. Treasury Bond	2.75	11-15-2042	992,000	883,500
U.S. Treasury Bond	2.88	5-15-2043	1,416,000	1,291,215
U.S. Treasury Bond	3.00	5-15-2042	862,000	811,223
U.S. Treasury Bond	3.13	11-15-2041	1,729,000	1,672,268
U.S. Treasury Bond	3.13	2-15-2042	1,025,000	989,766
U.S. Treasury Bond	3.13	2-15-2043	1,236,000	1,187,333
U.S. Treasury Bond	3.38	5-15-2044	120,000	120,563
U.S. Treasury Bond	3.50	2-15-2039	996,000	1,037,085
U.S. Treasury Bond	3.63	8-15-2043	1,348,000	1,420,876
U.S. Treasury Bond	3.63	2-15-2044	250,000	263,281
U.S. Treasury Bond	3.75	8-15-2041	2,115,000	2,292,791
U.S. Treasury Bond	3.75	11-15-2043	985,000	1,061,645
U.S. Treasury Bond	3.88	8-15-2040	1,718,000	1,902,149
U.S. Treasury Bond	4.25	5-15-2039	1,241,000	1,454,490
U.S. Treasury Bond	4.25	11-15-2040	1,930,000	2,268,352
U.S. Treasury Bond	4.38	2-15-2038	428,000	510,056
U.S. Treasury Bond	4.38	11-15-2039	1,734,000	2,072,401
U.S. Treasury Bond	4.38	5-15-2040	1,951,000	2,335,103
U.S. Treasury Bond	4.38	5-15-2041	1,580,000	1,896,000
U.S. Treasury Bond	4.50	2-15-2036	916,000	1,110,650
U.S. Treasury Bond	4.50	5-15-2038	552,000	669,990
U.S. Treasury Bond	4.50	8-15-2039	1,098,000	1,335,785
U.S. Treasury Bond	4.63	2-15-2040	1,785,000	2,215,631
U.S. Treasury Bond	4.75	2-15-2037	319,000	400,245
U.S. Treasury Bond	4.75	2-15-2041	1,390,000	1,762,694
U.S. Treasury Bond	5.00	5-15-2037	421,000	545,590

Total U.S. Treasury Securities (Cost $31,253,563)				34,473,521

	Yield		Shares
Short-Term Investments: 2.09%

Investment Companies: 1.50%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07		1,208,197	1,208,197
Wells Fargo Securities Lending Cash Investments, LLC (r)(l)(u)	0.11		136,125	136,125

				1,344,322

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Yield	Maturity date	Principal	Value

U.S. Treasury Securities: 0.59%
U.S. Treasury Bill #(z)	0.01%	7-17-2014	$530,000	$529,997

Total Short-Term Investments (Cost $1,874,319)				1,874,319

Total investments in securities
(Cost $64,530,711) *	99.99%	89,815,761
Other assets and liabilities, net	0.01	9,595

Total net assets	100.00%	$89,825,356

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $66,747,555 and unrealized gains (losses) consists of:

Gross unrealized gains	$26,007,711
Gross unrealized losses	(2,939,505)

Net unrealized gains	$23,068,206

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	23

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$87,696,179
In affiliated securities, at value (see cost below)	2,119,582

Total investments, at value (see cost below)	89,815,761
Cash	623
Receivable for Fund shares sold	2,284
Receivable for dividends and interest	363,308
Receivable for daily variation margin on open futures contracts	1,600
Receivable for securities lending income	62

Total assets	90,183,638

Liabilities
Payable for Fund shares redeemed	81,925
Payable upon receipt of securities loaned	136,125
Payable for daily variation margin on open futures contracts	13,219
Advisory fee payable	38,079
Distribution fees payable	18,344
Administration fees payable	9,538
Shareholder report expenses payable	38,943
Accrued expenses and other liabilities	22,109

Total liabilities	358,282

Total net assets	$89,825,356

NET ASSETS CONSIST OF
Paid-in capital	$77,078,399
Undistributed net investment income	55,409
Accumulated net realized losses on investments	(12,682,907)
Net unrealized gains on investments	25,374,455

Total net assets	$89,825,356

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 2	$89,825,356
Shares outstanding – Class 2[1]	5,244,835
Net asset value per share – Class 2	$17.13

Investments in unaffiliated securities (including securities on loan), at cost	$62,708,544

Investments in affiliated securities, at cost	$1,822,167

Total investments, at cost	$64,530,711

Securities on loan, at value	$132,383

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage VT Index Asset Allocation Fund	Statement of operations—six months ended June 30, 2014 (unaudited)

Investment income
Interest	$588,565
Dividends*	531,664
Income from affiliated securities	10,051
Securities lending income, net	416

Total investment income	1,130,696

Expenses
Advisory fee	237,047
Administration fees
Fund level	21,550
Class 2	34,480
Distribution fees
Class 2	107,749
Custody and accounting fees	13,050
Professional fees	19,336
Shareholder report expenses	2,664
Trustees’ fees and expenses	2,886
Other fees and expenses	8,017

Total expenses	446,779
Less: Fee waivers and/or expense reimbursements	(15,784)

Net expenses	430,995

Net investment income	699,701

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	1,684,811
Affiliated securities	(1,711)
Futures transactions	483,521

Net realized gains on investments	2,166,621

Net change in unrealized gains (losses) on:
Unaffiliated securities	4,698,060
Affiliated securities	107,736
Futures transactions	(175,790)

Net change in unrealized gains (losses) on investments	4,630,006

Net realized and unrealized gains (losses) on investments	6,796,627

Net increase in net assets resulting from operations	$7,496,328

* Net of foreign dividend withholding taxes in the amount of	$83

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage VT Index Asset Allocation Fund	25

	Six months ended June 30, 2014 (unaudited)		Year ended December 31, 2013

Operations
Net investment income		$699,701		$1,360,460
Net realized gains on investments		2,166,621		10,518,055
Net change in unrealized gains (losses) on investments		4,630,006		3,710,196

Net increase in net assets resulting from operations		7,496,328		15,588,711

Distributions to shareholders from
Net investment income – Class 2		(731,070)		(1,413,380)

Capital share transactions	Shares		Shares
Proceeds from shares sold – Class 2	95,055	1,551,197	169,662	2,539,040
Reinvestment of distributions – Class 2	43,893	731,070	95,451	1,413,380
Payment for shares redeemed – Class 2	(377,873)	(6,157,304)	(1,077,142)	(15,983,942)

Net decrease in net assets resulting from capital share transactions		(3,875,037)		(12,031,522)

Total increase in net assets		2,890,221		2,143,809

Net assets
Beginning of period		86,935,135		84,791,326

End of period		$89,825,356		$86,935,135

Undistributed net investment income		$55,409		$86,778

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage VT Index Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2014 (unaudited)	Year ended December 31
CLASS 2		2013	2012	2011	2010[1]	2009
Net asset value, beginning of period	$15.85	$13.47	$12.09	$11.72	$10.53	$9.31
Net investment income	0.13	0.24	0.21	0.21	0.20	0.19
Net realized and unrealized gains (losses) on investments	1.29	2.39	1.36	0.54	1.18	1.22

Total from investment operations	1.42	2.63	1.57	0.75	1.38	1.41
Distributions to shareholders from
Net investment income	(0.14)	(0.25)	(0.19)	(0.38)	(0.19)	(0.19)
Net asset value, end of period	$17.13	$15.85	$13.47	$12.09	$11.72	$10.53
Total return[2]	8.98%	19.63%	13.03%	6.48%	13.29%	15.46%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.11%	1.13%	1.06%	1.10%	1.07%
Net expenses	1.00%	1.00%	1.00%	0.99%	1.00%	1.00%
Net investment income	1.62%	1.57%	1.58%	1.70%	1.76%	2.01%
Supplemental data
Portfolio turnover rate	2%	11%	8%	17%	25%	43%
Net assets, end of period (000s omitted)	$89,825	$86,935	$84,791	$89,402	$102,946	$113,271

1.	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	27

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage VT Index Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each

28	Wells Fargo Advantage VT Index Asset Allocation Fund	Notes to financial statements (unaudited)

business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	29

Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $10,883,722 with $7,159,155 expiring in 2016 and $3,724,567 expiring in 2017.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Common stocks
Consumer discretionary	$6,344,872	$0	$0	$6,344,872
Consumer staples	5,047,209	0	0	5,047,209
Energy	5,806,661	0	0	5,806,661
Financials	8,564,179	0	0	8,564,179
Health care	7,135,751	0	0	7,135,751
Industrials	5,704,060	0	0	5,704,060
Information technology	10,009,565	0	0	10,009,565
Materials	1,876,712	0	0	1,876,712
Telecommunication services	1,289,139	0	0	1,289,139
Utilities	1,689,773	0	0	1,689,773

U.S. Treasury securities	34,473,521	0	0	34,473,521

Short-term investments
Investment companies	1,208,197	136,125	0	1,344,322
U.S. Treasury securities	0	529,997	0	529,997
	89,149,639	666,122	0	89,815,761
Futures contracts	1,600	0	0	1,600
Total assets	$89,151,239	$666,122	$0	$89,817,361
Liabilities
Futures contracts	13,219	0	0	13,219
Total liabilities	$13,219	$0	$0	$13,219

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

30	Wells Fargo Advantage VT Index Asset Allocation Fund	Notes to financial statements (unaudited)

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended June 30, 2014, the advisory fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and, for Class 2 shares, a class level administration fee of 0.08% of its average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.00% for Class 2 shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2014 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$616,631	$846,999	$1,853,290	$3,830,774

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2014, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At June 30, 2014, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at June 30, 2014	Unrealized gains (losses)
9-19-2014	Goldman Sachs	16 Long	S&P 500 Index	$7,809,600	$116,728
9-19-2014	Goldman Sachs	49 Short	U.S. Treasury Bonds	6,722,188	(28,398)
9-19-2014	Goldman Sachs	2 Long	U.S. Treasury Bonds	274,375	1,075

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	31

The Fund had an average notional amount of $10,790,682 and $9,402,845 in long and short futures contracts, respectively, during the six months ended June 30, 2014.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows for the Fund:

	Asset derivatives			Liability derivatives
	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value
Interest rate contracts	Receivable for daily variation margin on open futures contracts	$0		Payable for daily variation margin on open futures contracts	$13,219	*
Equity contracts	Receivable for daily variation margin on open futures contracts	1,600	*	Payable for daily variation margin on open futures contracts	0
		$1,600			$13,219

*	Only the current day’s variation margin as of June 30, 2014 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Equity contracts	$1,037,035	$(49,142)
Interest rate contracts	(553,514)	(126,648)
	$483,521	$(175,790)

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	Goldman Sachs	$1,600	$(1,600)	$0	$0

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	Goldman Sachs	$13,219	$(1,600)	$(11,619)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

32	Wells Fargo Advantage VT Index Asset Allocation Fund	Notes to financial statements (unaudited)

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2014, the Fund paid $66 in commitment fees.

For the six months ended June 30, 2014, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	33

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

34	Wells Fargo Advantage VT Index Asset Allocation Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 552 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	35

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

36	Wells Fargo Advantage VT Index Asset Allocation Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the May Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT Index Asset Allocation Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At each of the March Meeting and the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to

Other information (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	37

other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund was higher than or in range of the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Index Asset Allocation Composite Index, for the one-, three- and five-year periods under review and lower than its benchmark for the 10-year period under review. The Board viewed favorably the recent positive performance of the Fund compared to its benchmark, and the relative positive performance of the Fund compared to the Universe for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered this ratio in comparison to the median ratios of funds in a class-specific expense group that was determined by Lipper to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Group and an explanation of year-to-year variations in the funds comprising such expense Group and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratio of the Fund was in range of the median net operating expense ratio of the expense Group.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s contractual administration fee rate (the “Management Rate”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”).

Among other information reviewed by the Board was a comparison of the Management Rate of the Fund with those of other funds in the expense Group at a common asset level. The Board noted that the Management Rate for the Fund was in range of the average rate for its expense Group.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on

38	Wells Fargo Advantage VT Index Asset Allocation Fund	Other information (unaudited)

factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

List of abbreviations	Wells Fargo Advantage VT Index Asset Allocation Fund	39

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

226301 08-14 SVT2/SAR136 06-14

Wells Fargo Advantage

VT International Equity Fund

Semi-Annual Report

June 30, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage VT International Equity Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

European markets benefited from the European Central Bank’s (ECB’s) willingness to maintain low interest rates.

Some of the markets that had declined the most during the European debt crisis—such as Italy and Spain—benefited the most from this stable economic environment, but larger markets such as the U.K. also posted gains.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT International Equity Fund for the six-month period that ended June 30, 2014. Although the period was marked by macroeconomic uncertainty, data continued to point toward a modest economic recovery in Europe and a turnaround in Japan. Major emerging and developed markets ended the period with gains.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate near zero in order to support the economy and the financial system. Just prior to the reporting period, in mid-December 2013, the FOMC announced that it would reduce (or taper) its bond-buying program by $10 billion per month beginning in January 2014. The removal of liquidity initially encouraged an emerging markets sell-off because investors sold higher-risk assets, but investors quickly adjusted to the tapering and the leadership of new Federal Reserve Chair Janet Yellen.

European markets benefited from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In June 2014, the ECB announced a variety of measures aimed at encouraging lending, including cutting its key rate to a historic low of 0.15%, making funds available to banks at low interest rates, and imposing a negative interest rate on bank deposits held at the central bank. In Japan, the Bank of Japan maintained a highly accommodative monetary program, which began in early 2013, that was aimed at combating deflation by doubling the bank’s asset base over two years.

Despite a challenging geopolitical situation, major stock markets gained on relatively positive economic data.

For the six-month period, the MSCI EAFE Index (Net)1, a proxy for developed markets, returned 4.78%, while the MSCI Emerging Markets Index2 returned 6.14%.

In Europe, economic data continued to show moderate growth, with the European Union’s gross domestic product rising by 0.3% in the first quarter of 2014 compared with the previous quarter. The region’s unemployment rate remained high, though, reaching 11.6% in May 2014. Some of the markets that had declined the most during the European debt crisis—such as Italy and Spain—benefited the most from this stable economic environment, but larger markets such as the U.K. also posted gains.

Asian markets posted mixed results. India’s stock market benefited from a rally in the second half of the period on investor optimism about a new reform-minded government, but Chinese stocks were weaker because of investor worries about a slowing economy. In Japan, stocks lost steam toward the end of the period as investors worried that Prime Minister Shinzō Abe’s reforms were not taking effect as quickly as originally hoped.

1.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. Calculations for EAFE use net dividends, which reflect the deduction of withholding taxes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

2.	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market-capitalization-weighted index designed to measure the equity market performance in the global emerging markets. The index is currently composed of 21 emerging markets country indexes. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT International Equity Fund	3

Macroeconomic events were major negatives throughout the reporting period. First came the ongoing standoff between Europe, the U.S., and Russia over Ukraine. The situation fed into stock market volatility early in 2014, but its impact on markets faded as investors began to believe that the situation would not result in war. Toward the end of the period, armed conflict in Iraq led to higher oil prices and fears of a regional war in the Middle East.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage VT International Equity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Jeffrey Everett, CFA

Dale A. Winner, CFA

Average annual total returns1 (%) as of June 30, 2014

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class 1	8-17-1998	17.46	11.06	6.04	0.96	0.70
Class 2	7-31-2002	17.30	10.79	5.79	1.21	0.95
MSCI ACWI ex USA (Net)[4]	–	21.75	11.11	7.75	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT International Equity Fund	5

Ten largest equity holdings[5] (%) as of June 30, 2014
Daiwa Securities Group Incorporated	3.55
Valeant Pharmaceuticals International Incorporated	3.18
Zurich Financial Services AG	3.13
BP plc	3.10
Mitsubishi UFJ Financial Group Incorporated	3.02
ENI SpA	2.87
Marine Harvest ASA	2.66
Metro AG	2.62
Man Group plc	2.51
Akzo Nobel NV	2.49

Sector distribution[6] as of June 30, 2014

1.	Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen VA International Equity Fund. Effective July 16, 2010, the Fund changed its name from Wells Fargo Advantage VT International Core Fund to Wells Fargo Advantage VT International Equity Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

3.	The Adviser has committed through April 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.69% for Class 1 and 0.94% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI ex USA (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the United States. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage VT International Equity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2014	Ending account value 6-30-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class 1
Actual	$1,000.00	$1,009.12	$3.44	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.46	0.69%
Class 2
Actual	$1,000.00	$1,009.09	$4.68	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71	0.94%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT International Equity Fund	7

Security name	Shares	Value

Common Stocks: 94.53%

Canada: 3.18%
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals) †	90,967	$11,472,758

China: 5.55%
Biostime International Holdings Limited (Consumer Staples, Food Products)	601,000	3,334,409
Dongfeng Motor Group Company Limited (Consumer Discretionary, Automobiles)	4,692,000	8,402,787
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	8,254,000	5,218,389
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,236,953	3,053,370

		20,008,955

Germany: 10.93%
Bayer AG (Health Care, Pharmaceuticals)	50,081	7,073,607
Metro AG (Consumer Staples, Food & Staples Retailing) †	216,399	9,431,713
Rheinmetall AG (Industrials, Industrial Conglomerates)	114,546	8,109,035
SAP AG (Information Technology, Software)	77,607	5,993,475
Siemens AG (Industrials, Industrial Conglomerates)	66,587	8,794,079

		39,401,909

Hong Kong: 5.32%
China Everbright Limited (Financials, Capital Markets)	6,442,000	8,660,926
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	646,000	6,267,960
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)«	24,377,213	4,246,134

		19,175,020

Italy: 6.47%
Anima Holding SpA (Financials, Capital Markets) †	713,337	4,305,613
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	378,375	10,351,818
Intesa Sanpaolo SpA (Financials, Banks)	2,465,310	7,615,691
Intesa Sanpaolo SpA - RSP (Financials, Banks)	392,064	1,042,569

		23,315,691

Japan: 20.77%
Daiichikosho Company Limited (Consumer Discretionary, Media)	87,100	2,500,240
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	414,000	8,582,005
Daiwa Securities Group Incorporated (Financials, Capital Markets)	1,479,000	12,803,741
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	958,000	7,016,791
Itochu Corporation (Industrials, Trading Companies & Distributors)	145,600	1,869,854
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,775,100	10,881,369
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	165,000	5,563,793
Mitsui OSK Lines Limited (Industrials, Marine)	1,556,000	5,790,553
Nitto Denko Corporation (Materials, Chemicals)	155,282	7,276,281
Sharp Corporation (Consumer Discretionary, Household Durables) †	1,102,000	3,535,364
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	88,400	5,308,974
West Holdings Corporation (Consumer Discretionary, Household Durables)	251,800	3,790,484

		74,919,449

Netherlands: 2.49%
Akzo Nobel NV (Materials, Chemicals) «	119,644	8,969,614

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT International Equity Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name		Shares	Value

Norway: 3.40%
Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels) 144A		347,726	$2,692,760
Marine Harvest ASA (Consumer Staples, Food Products)		701,965	9,584,448

			12,277,208

Russia: 3.01%
Mobile TeleSystems ADR (Telecommunication Services, Wireless Telecommunication Services) (a)		812,465	7,222,363
Sberbank of Russia (Financials, Banks) (a)		1,463,209	3,639,288

			10,861,651

South Korea: 5.13%
Hana Financial Group Incorporated (Financials, Banks)		151,000	5,596,462
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)		10,837	7,000,702
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)		25,296	5,912,734

			18,509,898

Sweden: 1.61%
Volvo AB Class B (Industrials, Machinery)		422,568	5,821,611

Switzerland: 7.16%
ABB Limited (Industrials, Electrical Equipment)		324,017	7,461,014
Novartis AG (Health Care, Pharmaceuticals)		78,010	7,063,828
Zurich Financial Services AG (Financials, Insurance)		37,490	11,300,267

			25,825,109

United Kingdom: 15.84%
BP plc (Energy, Oil, Gas & Consumable Fuels)		1,269,337	11,185,395
Capita plc (Industrials, Professional Services)		457,407	8,963,132
Debenhams plc (Consumer Discretionary, Multiline Retail)		2,868,230	3,359,997
Man Group plc (Financials, Capital Markets)		5,034,272	9,063,666
Reckitt Benckiser Group plc (Consumer Staples, Household Products)		68,661	5,992,828
Smiths Group plc (Industrials, Industrial Conglomerates)		250,795	5,566,860
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)		131,619	4,394,758
Wolseley plc (Industrials, Trading Companies & Distributors)		156,781	8,594,129

			57,120,765

United States: 3.67%
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)		64,995	6,039,985
QUALCOMM Incorporated (Information Technology, Communications Equipment)		90,604	7,175,836

			13,215,821

Total Common Stocks (Cost $282,348,963)			340,895,459

	Expiration date

Participation Notes: 0.64%

China: 0.64%
Standard Chartered Bank plc (Kweichow Moutai Company Limited) (Consumer Staples, Beverages) †	4-24-2015	101,670	2,326,667

Total Participation Notes (Cost $2,415,642)			2,326,667

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT International Equity Fund	9

Security name	Dividend yield	Shares	Value

Preferred Stocks: 1.47%

Germany: 1.47%
Volkswagen AG (Consumer Discretionary, Automobiles)	2.12%	20,132	$5,287,303

Total Preferred Stocks (Cost $5,373,604)			5,287,303

	Yield

Short-Term Investments: 2.13%

Investment Companies: 2.13%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07	7,267,904	7,267,904
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)	0.11	425,018	425,018

Total Short-Term Investments (Cost $7,692,922)			7,692,922

Total investments in securities
(Cost $297,831,131) *	98.77%	356,202,351
Other assets and liabilities, net	1.23	4,432,936

Total net assets	100.00%	$360,635,287

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $298,931,385 and unrealized gains (losses) consists of:

Gross unrealized gains	$68,101,802
Gross unrealized losses	(10,830,836)

Net unrealized gains	$57,270,966

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT International Equity Fund	Statement of assets and liabilities—June 30, 2014 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$348,509,429
In affiliated securities, at value (see cost below)	7,692,922

Total investments, at value (see cost below)	356,202,351
Foreign currency, at value (see cost below)	4,146,947
Receivable for investments sold	635,728
Receivable for Fund shares sold	628
Receivable for dividends	1,609,341
Receivable for securities lending income	6,432
Unrealized gains on forward foreign currency contracts	19,471
Prepaid expenses and other assets	280

Total assets	362,621,178

Liabilities
Payable for investments purchased	286,612
Payable for Fund shares redeemed	219,223
Unrealized losses on forward foreign currency contracts	713,937
Payable upon receipt of securities loaned	425,018
Advisory fee payable	146,601
Distribution fees payable	66,068
Administration fees payable	38,355
Accrued expenses and other liabilities	90,077

Total liabilities	1,985,891

Total net assets	$360,635,287

NET ASSETS CONSIST OF
Paid-in capital	$280,453,395
Undistributed net investment income	16,535,793
Accumulated net realized gains on investments	5,903,722
Net unrealized gains on investments	57,742,377

Total net assets	$360,635,287

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 1	$37,381,990
Shares outstanding – Class 1[1]	6,754,352
Net asset value per share – Class 1	$5.53
Net assets – Class 2	$323,253,297
Shares outstanding – Class 2[1]	58,237,595
Net asset value per share – Class 2	$5.55

Investments in unaffiliated securities (including securities on loan), at cost	$290,138,209

Investments in affiliated securities, at cost	$7,692,922

Total investments, at cost	$297,831,131

Securities on loan, at value	$395,808

Foreign currency, at cost	$4,193,058

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended June 30, 2014 (unaudited)	Wells Fargo Advantage VT International Equity Fund	11

Investment income
Dividends*	$10,697,238
Securities lending income, net	184,792
Income from affiliated securities	3,747

Total investment income	10,885,777

Expenses
Advisory fee	1,302,678
Administration fees
Fund level	86,845
Class 1	15,136
Class 2	123,817
Distribution fees
Class 2	386,925
Custody and accounting fees	51,900
Professional fees	31,360
Shareholder report expenses	16,310
Trustees’ fees and expenses	3,222
Other fees and expenses	8,821

Total expenses	2,027,014
Less: Fee waivers and/or expense reimbursements	(441,625)

Net expenses	1,585,389

Net investment income	9,300,388

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	1,843,434
Forward foreign currency contract transactions	255

Net realized gains on investments	1,843,689

Net change in unrealized gains (losses) on:
Unaffiliated securities	(4,966,081)
Forward foreign currency contract transactions	(3,063,864)

Net change in unrealized gains on investments	(8,029,945)

Net realized and unrealized gains (losses) on investments	(6,186,256)

Net increase in net assets resulting from operations	$3,114,132

* Net of foreign dividend withholding taxes in the amount of	$646,809

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT International Equity Fund	Statement of changes in net assets

	Six months ended June 30, 2014 (unaudited)		Year ended December 31, 2013

Operations
Net investment income		$9,300,388		$7,318,104
Net realized gains on investments		1,843,689		8,411,771
Net change in unrealized gains (losses) on investments		(8,029,945)		47,145,405

Net increase in net assets resulting from operations		3,114,132		62,875,280

Distributions to shareholders from
Net investment income
Class 1		0		(975,031)
Class 2		0		(6,448,989)
Net realized gains
Class 1		0		(2,022,711)
Class 2		0		(14,996,715)

Total distributions to shareholders		0		(24,443,446)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	130,606	700,949	886,423	4,581,525
Class 2	2,366,630	12,608,521	2,050,177	10,408,251

		13,309,470		14,989,776

Reinvestment of distributions
Class 1	0	0	610,538	2,997,742
Class 2	0	0	4,341,236	21,445,704

		0		24,443,446

Payment for shares redeemed
Class 1	(1,042,651)	(5,589,571)	(2,556,446)	(13,206,020)
Class 2	(2,192,264)	(11,784,122)	(8,200,329)	(42,867,613)

		(17,373,693)		(56,073,633)

Net decrease in net assets resulting from capital share transactions		(4,064,223)		(16,640,411)

Total increase (decrease) in net assets		(950,091)		21,791,423

Net assets
Beginning of period		361,585,378		339,793,955

End of period		$360,635,287		$361,585,378

Undistributed net investment income		$16,535,793		$7,235,405

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage VT International Equity Fund	13

(For a share outstanding throughout each period)

	Six months ended June 30, 2014 (unaudited)	Year ended December 31
CLASS 1		2013	2012	2011	2010[1]	2009[1]
Net asset value, beginning of period	$5.48	$4.94	$4.77	$5.75	$5.15	$4.64
Net investment income	0.22	0.12 [2]	0.13 [2]	0.11 [2]	0.05 [2]	0.11 [2]
Net realized and unrealized gains (losses) on investments	(0.17)	0.82	0.45	(0.80)	0.78	0.55

Total from investment operations	0.05	0.94	0.58	(0.69)	0.83	0.66
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.08)	(0.04)	(0.05)	(0.15)
Net realized gains	0.00	(0.27)	(0.33)	(0.25)	(0.18)	0.00

Total distributions to shareholders	0.00	(0.40)	(0.41)	(0.29)	(0.23)	(0.15)
Net asset value, end of period	$5.53	$5.48	$4.94	$4.77	$5.75	$5.15
Total return[3]	0.91%	19.94%	13.68%	(12.79)%	16.79%	15.95%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.95%	0.98%	0.97%	0.85%	0.68%
Net expenses	0.69%	0.69%	0.69%	0.69%	0.66%	0.68%
Net investment income	5.58%	2.36%	2.68%	2.06%	1.04%	2.31%
Supplemental data
Portfolio turnover rate	16%	32%	140%	66%	60%	205%
Net assets, end of period (000s omitted)	$37,382	$42,021	$43,089	$46,017	$67,659	$69,407

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA International Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class 1 of Evergreen VA International Equity Fund. The per share information has been adjusted to give effect to this transaction.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT International Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2014 (unaudited)	Year ended December 31
CLASS 2		2013	2012	2011	2010[1]	2009[1]
Net asset value, beginning of period	$5.50	$4.96	$4.78	$5.74	$5.15	$4.64
Net investment income	0.14	0.11 [2]	0.11	0.09 [2]	0.06 [2]	0.04 [2]
Net realized and unrealized gains (losses) on investments	(0.09)	0.82	0.47	(0.79)	0.75	0.62

Total from investment operations	0.05	0.93	0.58	(0.70)	0.81	0.66
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.07)	(0.01)	(0.04)	(0.15)
Net realized gains	0.00	(0.27)	(0.33)	(0.25)	(0.18)	0.00

Total distributions to shareholders	0.00	(0.39)	(0.40)	(0.26)	(0.22)	(0.15)
Net asset value, end of period	$5.55	$5.50	$4.96	$4.78	$5.74	$5.15
Total return[3]	0.91%	19.52%	13.48%	(12.91)%	16.50%	15.47%
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.20%	1.23%	1.22%	0.97%	0.89%
Net expenses	0.94%	0.94%	0.94%	0.94%	0.89%	0.89%
Net investment income	5.33%	2.08%	2.41%	1.75%	1.22%	0.70%
Supplemental data
Portfolio turnover rate	16%	32%	140%	66%	60%	205%
Net assets, end of period (000s omitted)	$323,253	$319,565	$296,705	$227,692	$218,348	$891,137

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA International Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class 2 of Evergreen VA International Equity Fund. The per share information has been adjusted to give effect to this transaction.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT International Equity Fund	15

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage VT International Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On June 30, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

16	Wells Fargo Advantage VT International Equity Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT International Equity Fund	17

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $2,669,056 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

18	Wells Fargo Advantage VT International Equity Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Common stocks
Canada	$11,472,758	$0	$0	$11,472,758
China	20,008,955	0	0	20,008,955
Germany	39,401,909	0	0	39,401,909
Hong Kong	19,175,020	0	0	19,175,020
Italy	23,315,691	0	0	23,315,691
Japan	74,919,449	0	0	74,919,449
Netherlands	8,969,614	0	0	8,969,614
Norway	12,277,208	0	0	12,277,208
Russia	0	10,861,651	0	10,861,651
South Korea	18,509,898	0	0	18,509,898
Sweden	5,821,611	0	0	5,821,611
Switzerland	25,825,109	0	0	25,825,109
United Kingdom	57,120,765	0	0	57,120,765
United States	13,215,821	0	0	13,215,821

Participation notes	0	2,326,667	0	2,326,667

Preferred stocks
China	5,287,303	0	0	5,287,303

Short-term investments
Investment companies	7,267,904	425,018	0	7,692,922
	342,589,015	13,613,336	0	356,202,351
Forward foreign currency contracts	0	19,471	0	19,471
Total assets	$342,589,015	$13,632,807	$0	$356,221,822
Liabilities
Forward foreign currency contracts	$0	$713,937	$0	$713,937
Total liabilities	$0	$713,937	$0	$713,937

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended June 30, 2014, the advisory fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.40% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT International Equity Fund	19

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% which is calculated based on the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.69% for Class 1 shares and 0.94%% for Class 2 shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2014 were $55,209,463 and $54,168,694, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2014, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At June 30, 2014, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive		U.S. value at June 30, 2014	In exchange for U.S. $	Unrealized gains
7-8-2014	Barclays	451,152,000	JPY	$4,453,602	$4,434,131	$19,471

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver		U.S. value at June 30, 2014	In exchange for U.S. $	Unrealized losses
7-8-2014	Barclays	3,413,338,500	JPY	$33,695,188	$32,981,251	$(713,937)

The Fund had average contract amounts of $1,679,907 and $33,607,353 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended June 30, 2014.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets

20	Wells Fargo Advantage VT International Equity Fund	Notes to financial statements (unaudited)

and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Forward foreign currency contracts	Barclays	$19,471*	$(19,471)	$0	$0

*	Amount represents net unrealized gains.

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Forward foreign currency contracts	Barclays	$713,937**	$(19,471)	$0	$694,466

**	Amount represents net unrealized losses.

7. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2014, the Fund paid $344 in commitment fees.

For the six months ended June 30, 2014, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Funds that invest a substantial portion of their assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. SUBSEQUENT DISTRIBUTIONS

On July 10, 2014, the Fund declared distributions from net investment income and long-term capital gains to shareholders of record on July 9, 2014. The per share amounts payable on July 11, 2014 were as follows:

	Net investment income	Long-term capital gains
Class 1	$0.15923	$0.12456
Class 2	0.14439	0.12456

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

Other information (unaudited)	Wells Fargo Advantage VT International Equity Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Advantage VT International Equity Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage VT International Equity Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

24	Wells Fargo Advantage VT International Equity Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT International Equity Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At each of the March Meeting and the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to

Other information (unaudited)	Wells Fargo Advantage VT International Equity Fund	25

other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund was higher lower than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the MSCI ACWI Index ex USA (Net), for the one- and three-year periods under review, but lower than its benchmark for the five- and ten-year periods.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and the benchmark for the periods noted above. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. The Board noted that the Fund’s current portfolio management team assumed responsibility of the Fund in 2012 and that the Fund has experienced positive short-term performance. The Board was satisfied with the explanation of factors contributing to underperformance and with the steps being taken by Funds Management and the Sub-Adviser to address the Fund’s investment performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates for the Fund’s expense Groups for all classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

26	Wells Fargo Advantage VT International Equity Fund	Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

List of abbreviations	Wells Fargo Advantage VT International Equity Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

226302 08-14 SVT3/SAR140 06-14

Wells Fargo Advantage VT Intrinsic Value Fund

Semi-Annual Report

June 30, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage VT Intrinsic Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The U.S. Federal Reserve (Fed) remained a major source of liquidity for market participants around the world.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Intrinsic Value Fund for the six-month period that ended June 30, 2014. Although the period was marked by macroeconomic uncertainty, data continued to point toward a continued economic recovery in the U.S. Despite some early volatility, both large-cap stocks (measured by the Russell 1000® Index1) and small-cap stocks (measured by the Russell 2000® Index2) ended the period with gains.

The U.S. Federal Reserve and other central banks continued to provide stimulus.

The U.S. Federal Reserve (Fed) remained a major source of liquidity for market participants around the world. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate near zero in order to support the economy and the financial system. Just prior to the reporting period, in mid-December 2013, the FOMC announced that it would reduce (or taper) its bond-buying program by $10 billion per month beginning in January 2014. The removal of liquidity initially encouraged an emerging markets sell-off because investors sold higher-risk assets, but investors quickly adjusted to the tapering and the leadership of new Federal Reserve Chair Janet Yellen.

European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In June 2014, the ECB announced a variety of measures aimed at encouraging lending, including cutting its key rate to a historic low of 0.15%, making funds available to banks at low interest rates, and imposing a negative interest rate on bank deposits held at the central bank. In Japan, the Bank of Japan maintained a highly accommodative monetary program, which began in early 2013, that was aimed at combating deflation by doubling the bank’s asset base over two years.

Despite a challenging geopolitical situation, U.S. stock markets gained on modestly positive economic data.

For most of the period, U.S. economic data remained moderately positive. The main positive economic news was the improving unemployment rate, which fell from 6.6% in January 2014 to 6.1% in June 2014. However, gross domestic product (GDP) growth for the first quarter of 2014 was -2.9%, a negative surprise after strong GDP numbers in late 2013. Several commentators suggested that unusually harsh winter weather may have dampened economic activity; as of June 2014, many investors hoped that economic growth would accelerate in the second half of 2014.

Macroeconomic events were major negatives throughout the reporting period. First came the ongoing standoff between Europe, the U.S., and Russia over Ukraine. The situation fed into stock market volatility early in 2014, but its impact on markets faded as investors began to believe that the situation would not result in war. As of June 2014, the U.S. and Europe seemed more inclined to sanction parts of the Russian economy. Toward the end of the period, armed conflict in Iraq led to higher oil prices and fears of a regional war in the Middle East. However, as of June 2014, there were no signs that either the U.S. or Europe would send troops into combat.

1.	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

2.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	3

Investors’ positive outlook for the U.S. economy contributed to a strong domestic stock market. Large-cap stocks outperformed small-cap stocks for the reporting period, though both parts of the market posted gains. Health care stocks outperformed for the period, supported by the continuing rollout of the Affordable Care Act. The turmoil in Iraq led to higher oil prices, aiding the energy sector. Geopolitical uncertainty also supported the price of gold, because investors tend to use the metal as a store of wealth during tumultuous times. The utilities sector strongly outperformed for the six-month period, aided by merger and acquisition activity as well as continued investor demand for higher-yielding stocks. The consumer discretionary sector lagged for the period, though, in part because of weakness in the retail industry.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Investors’ positive outlook for the U.S. economy contributed to a strong domestic stock market.

4	Wells Fargo Advantage VT Intrinsic Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Metropolitan West Capital Management, LLC

Portfolio managers

Jeffrey Peck

Jean-Baptiste Nadal, CFA

Miguel E. Giaconi, CFA

Average annual total returns1 (%) as of June 30, 2014

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class 2	5-6-1996	21.69	16.92	6.56	1.13	1.01
Russell 1000® Value Index[4]	–	23.81	19.23	8.03	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	5

Ten largest equity holdings[5] (%) as of June 30, 2014
The Walt Disney Company	3.11
TRW Automotive Holdings Corporation	3.06
QUALCOMM Incorporated	2.95
Goldman Sachs Group Incorporated	2.88
Zions Bancorporation	2.82
Anheuser-Busch InBev ADR	2.80
Express Scripts Holding Company	2.80
The Boeing Company	2.68
NextEra Energy Incorporated	2.58
Occidental Petroleum Corporation	2.53

Sector distribution[6] as of June 30, 2014

1.	Historical performance shown for Class 2 of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Wells Fargo Advantage VT Equity Income Fund.

2.	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

3.	The Adviser has committed through April 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.00% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage VT Intrinsic Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2014	Ending account value 6-30-2014	Expenses paid during the period¹	Net annualized expense ratio
Class 2
Actual	$1,000.00	$1,060.94	$5.11	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	7

Security name	Shares	Value

Common Stocks: 97.34%

Consumer Discretionary: 13.56%

Auto Components: 3.06%
TRW Automotive Holdings Corporation †	16,857	$1,509,039

Media: 5.48%
The Walt Disney Company	17,882	1,533,203
Time Warner Incorporated	16,671	1,171,138

		2,704,341

Specialty Retail: 2.86%
The Home Depot Incorporated	12,574	1,017,991
Tiffany & Company	3,929	393,882

		1,411,873

Textiles, Apparel & Luxury Goods: 2.16%
Kering Unsponsored ADR	48,986	1,068,385

Consumer Staples: 10.63%

Beverages: 6.18%
Anheuser-Busch InBev ADR	12,035	1,383,303
Diageo plc ADR	4,765	606,442
PepsiCo Incorporated	11,864	1,059,930

		3,049,675

Food Products: 4.17%
The Hershey Company	9,905	964,450
Unilever NV ADR	25,071	1,097,107

		2,061,557

Household Products: 0.28%
The Procter & Gamble Company	1,750	137,533

Energy: 9.36%

Energy Equipment & Services: 4.78%
FMC Technologies Incorporated †	19,626	1,198,560
Schlumberger Limited	9,852	1,162,043

		2,360,603

Oil, Gas & Consumable Fuels: 4.58%
EOG Resources Incorporated	8,646	1,010,372
Occidental Petroleum Corporation	12,193	1,251,368

		2,261,740

Financials: 20.78%

Banks: 7.56%
JPMorgan Chase & Company	20,233	1,165,825
SunTrust Banks Incorporated	29,393	1,177,484

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Intrinsic Value Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Shares	Value

Banks (continued)
Zions Bancorporation	47,188	$1,390,630

		3,733,939

Capital Markets: 10.74%
Charles Schwab Corporation	29,996	807,792
Franklin Resources Incorporated	17,506	1,012,547
Goldman Sachs Group Incorporated	8,479	1,419,724
Northern Trust Corporation	17,728	1,138,315
UBS AG «	50,367	922,723

		5,301,101

Insurance: 2.48%
Chubb Corporation	13,307	1,226,506

Health Care: 10.84%

Health Care Equipment & Supplies: 4.36%
Abbott Laboratories	29,400	1,202,460
Baxter International Incorporated	13,143	950,239

		2,152,699

Health Care Providers & Services: 5.31%
Cigna Corporation	13,459	1,237,824
Express Scripts Holding Company †	19,918	1,380,915

		2,618,739

Pharmaceuticals: 1.17%
AbbVie Incorporated	10,245	578,228

Industrials: 12.54%

Aerospace & Defense: 6.73%
Honeywell International Incorporated	13,075	1,215,321
Huntington Ingalls Industries Incorporated	8,310	786,043
The Boeing Company	10,385	1,321,284

		3,322,648

Air Freight & Logistics: 2.28%
United Parcel Service Incorporated Class B	10,981	1,127,309

Electrical Equipment: 1.90%
Sensata Technologies Holdings NV †	20,052	938,033

Machinery: 1.63%
Deere & Company	8,864	802,635

Information Technology: 12.87%

Communications Equipment: 2.95%
QUALCOMM Incorporated	18,413	1,458,310

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	9

Security name		Shares	Value

IT Services: 1.61%
International Business Machines Corporation		3,536	$640,971
Western Union Company		8,900	154,326

			795,297

Semiconductors & Semiconductor Equipment: 1.97%
Texas Instruments Incorporated		20,320	971,093

Software: 2.39%
Oracle Corporation		29,066	1,178,045

Technology Hardware, Storage & Peripherals: 3.95%
Apple Incorporated		11,291	1,049,273
EMC Corporation		34,230	901,618

			1,950,891

Materials: 2.41%

Chemicals: 2.41%
E.I. du Pont de Nemours & Company		18,189	1,190,288

Utilities: 4.35%

Electric Utilities: 4.35%
NextEra Energy Incorporated		12,448	1,275,671
Northeast Utilities		18,404	869,954

			2,145,625

Total Common Stocks (Cost $32,925,123)			48,056,132

	Yield
Short-Term Investments: 4.63%

Investment Companies: 4.63%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	1,415,416	1,415,416
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)	0.11	870,000	870,000

Total Short-Term Investments (Cost $2,285,416)			2,285,416

Total investments in securities
(Cost $35,210,539) *	101.97%	50,341,548
Other assets and liabilities, net	(1.97)	(973,600)

Total net assets	100.00%	$49,367,948

†	Non-income-earning security

«	All or a portion of this security is on loan.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $35,213,261 and unrealized gains (losses) consists of:

Gross unrealized gains	$15,131,696
Gross unrealized losses	(3,409)

Net unrealized gains	$15,128,287

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Intrinsic Value Fund	Statement of assets and liabilities—June 30, 2014 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$48,056,132
In affiliated securities, at value (see cost below)	2,285,416

Total investments, at value (see cost below)	50,341,548
Receivable for investments sold	224,355
Receivable for dividends	48,318
Receivable for securities lending income	55

Total assets	50,614,276

Liabilities
Payable for investments purchased	251,496
Payable for Fund shares redeemed	55,680
Payable upon receipt of securities loaned	870,000
Advisory fee payable	19,189
Distribution fees payable	10,137
Administration fees payable	5,271
Accrued expenses and other liabilities	34,555

Total liabilities	1,246,328

Total net assets	$49,367,948

NET ASSETS CONSIST OF
Paid-in capital	$31,623,586
Undistributed net investment income	557,086
Accumulated net realized gains on investments	2,056,267
Net unrealized gains on investments	15,131,009

Total net assets	$49,367,948

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 2	$49,367,948
Shares outstanding – Class 2[1]	2,465,567
Net asset value per share – Class 2	$20.02

Investments in unaffiliated securities (including securities on loan), at cost	$32,925,123

Investments in affiliated securities, at cost	$2,285,416

Total investments, at cost	$35,210,539

Securities on loan, at value	$850,976

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended June 30, 2014 (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	11

Investment income
Dividends*	$430,874
Securities lending income, net	1,536
Income from affiliated securities	650

Total investment income	433,060

Expenses
Advisory fee	134,079
Administration fees
Fund level	12,189
Class 2	19,502
Distribution fees
Class 2	60,945
Custody and accounting fees	4,115
Professional fees	20,882
Shareholder report expenses	3,353
Trustees’ fees and expenses	3,953
Other fees and expenses	1,966

Total expenses	260,984
Less: Fee waivers and/or expense reimbursements	(17,204)

Net expenses	243,780

Net investment income	189,280

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	2,959,192
Net change in unrealized gains (losses) on investments	(241,665)

Net realized and unrealized gains (losses) on investments	2,717,527

Net increase in net assets resulting from operations	$2,906,807

* Net of foreign dividend withholding taxes in the amount of	$8,088

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Intrinsic Value Fund	Statement of changes in net assets

	Six months ended June 30, 2014 (unaudited)		Year ended December 31, 2013

Operations
Net investment income		$189,280		$367,818
Net realized gains on investments		2,959,192		5,759,618
Net change in unrealized gains on investments		(241,665)		6,914,033

Net increase in net assets resulting from operations		2,906,807		13,041,469

Distributions to shareholders from
Net investment income – Class 2		0		(511,372)

Capital share transactions	Shares		Shares
Proceeds from shares sold – Class 2	45,489	864,879	224,079	3,709,143
Reinvestment of distributions – Class 2	0	0	29,800	511,372
Payment for shares redeemed – Class 2	(301,470)	(5,749,416)	(714,028)	(11,967,978)

Net decrease in net assets resulting from capital share transactions		(4,884,537)		(7,747,463)

Total increase (decrease) in net assets		(1,977,730)		4,782,634

Net assets
Beginning of period		51,345,678		46,563,044

End of period		$49,367,948		$51,345,678

Undistributed net investment income		$557,086		$367,806

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage VT Intrinsic Value Fund	13

(For a share outstanding throughout each period)

	Six months ended June 30, 2014 (unaudited)	Year ended December 31
CLASS 2		2013	2012	2011	2010[1,2]	2009[2]
Net asset value, beginning of period	$18.87	$14.63	$12.42	$12.76	$11.31	$9.88
Net investment income	0.09	0.15	0.18	0.18	0.16	0.19
Net realized and unrealized gains (losses) on investments	1.06	4.27	2.22	(0.45)	1.39	1.44

Total from investment operations	1.15	4.42	2.40	(0.27)	1.55	1.63
Distributions to shareholders from
Net investment income	0.00	(0.18)	(0.19)	(0.07)	(0.10)	(0.20)
Net asset value, end of period	$20.02	$18.87	$14.63	$12.42	$12.76	$11.31
Total return[3]	6.09%	30.30%	19.47%	(2.15)%	13.83%	16.86%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.12%	1.14%	1.17%	1.10%	1.18%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	0.78%	0.74%	1.07%	1.17%	1.29%	1.94%
Supplemental data
Portfolio turnover rate	11%	22%	22%	26%	72%	16%
Net assets, end of period (000s omitted)	$49,368	$51,346	$46,563	$46,285	$58,832	$54,441

1.	After the close of business on July 16, 2010, existing shares of Wells Fargo Advantage VT Equity Income Fund were renamed Class 2 shares.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Wells Fargo Advantage VT Equity Income Fund and Wells Fargo Advantage VT C&B Large Cap Value Fund. Wells Fargo Advantage VT Equity Income Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Wells Fargo Advantage VT Equity Income Fund.

3.	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Intrinsic Value Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage VT Intrinsic Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	15

Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $900,203 expiring in 2017.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

16	Wells Fargo Advantage VT Intrinsic Value Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Common stocks
Consumer discretionary	$6,693,638	$0	$0	$6,693,638
Consumer staples	5,248,765	0	0	5,248,765
Energy	4,622,343	0	0	4,622,343
Financials	10,261,546	0	0	10,261,546
Health care	5,349,666	0	0	5,349,666
Industrials	6,190,625	0	0	6,190,625
Information technology	6,353,636	0	0	6,353,636
Materials	1,190,288	0	0	1,190,288
Utilities	2,145,625	0	0	2,145,625

Short-term investments
Investment companies	1,415,416	870,000	0	2,285,416
Total assets	$49,471,548	$870,000	$0	$50,341,548

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended June 30, 2014, the advisory fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Metropolitan West Capital Management, LLC, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% which is calculated based on the average daily net assets of Class 2 shares.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.00% for Class 2 shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of its average daily net assets.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	17

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2014 were $5,019,413 and $8,040,257, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2014, the Fund paid $38 in commitment fees.

For the six months ended June 30, 2014, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. SUBSEQUENT DISTRIBUTION

On July 10, 2014, the Fund declared distributions from net investment income to Class 2 shareholders of record on July 9, 2014. The per share amount of $0.14964 is payable on July 11, 2014. This distribution is not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

18	Wells Fargo Advantage VT Intrinsic Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	19

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

20	Wells Fargo Advantage VT Intrinsic Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	21

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the May Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT Intrinsic Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Metropolitan West Capital Management, LLC (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At each of the March Meeting and the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a

22	Wells Fargo Advantage VT Intrinsic Value Fund	Other information (unaudited)

description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund was higher than the average performance of the Universe for the one- and three-year periods under review and lower than the average performance of the Universe for the five and ten-year periods under review. The Board also noted that the performance of the Fund was lower than its benchmark, the Russell 1000® Value Index, for all periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to its Universe and benchmark for the periods noted above. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during these periods. The Board noted that the Fund experienced changes in the composition of its portfolio management team during 2013 and that Funds Management advised the Board of its continuing confidence in the team’s investment process. The Board was satisfied with the explanation it received regarding the factors contributing to underperformance and with the steps being taken by Funds Management and the Sub-Adviser to address the Fund’s investment performance.

The Board also received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered this ratio in comparison to the median ratios of funds in a class-specific expense group that was determined by Lipper to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Group and an explanation of year-to-year variations in the funds comprising such expense Group and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratio of the Fund was in range of the median net operating expense ratio of the expense Group.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s contractual administration fee rate (the “Management Rate”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”).

Among other information reviewed by the Board was a comparison of the Management Rate of the Fund with those of other funds in the expense Group at a common asset level. The Board noted that the Management Rate for the Fund was in range of the average rate for its expense Group.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did

Other information (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	23

not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

24	Wells Fargo Advantage VT Intrinsic Value Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

226303 08-14 SVT4/SAR139 06-14

Wells Fargo Advantage VT Omega Growth Fund

Semi-Annual Report

June 30, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage VT Omega Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The U.S. Federal Reserve (Fed) remained a major source of liquidity for market participants around the world.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Omega Growth Fund for the six-month period that ended June 30, 2014. Although the period was marked by macroeconomic uncertainty, data continued to point toward a continued economic recovery in the U.S. Despite some early volatility, both large-cap stocks (measured by the Russell 1000® Index1) and small-cap stocks (measured by the Russell 2000® Index2) ended the period with gains.

The U.S. Federal Reserve and other central banks continued to provide stimulus.

The U.S. Federal Reserve (Fed) remained a major source of liquidity for market participants around the world. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate near zero in order to support the economy and the financial system. Just prior to the reporting period, in mid-December 2013, the FOMC announced that it would reduce (or taper) its bond-buying program by $10 billion per month beginning in January 2014. The removal of liquidity initially encouraged an emerging markets sell-off because investors sold higher-risk assets, but investors quickly adjusted to the tapering and the leadership of new Federal Reserve Chair Janet Yellen.

European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In June 2014, the ECB announced a variety of measures aimed at encouraging lending, including cutting its key rate to a historic low of 0.15%, making funds available to banks at low interest rates, and imposing a negative interest rate on bank deposits held at the central bank. In Japan, the Bank of Japan maintained a highly accommodative monetary program, which began in early 2013, that was aimed at combating deflation by doubling the bank’s asset base over two years.

Despite a challenging geopolitical situation, U.S. stock markets gained on modestly positive economic data.

For most of the period, U.S. economic data remained moderately positive. The main positive economic news was the improving unemployment rate, which fell from 6.6% in January 2014 to 6.1% in June 2014. However, gross domestic product (GDP) growth for the first quarter of 2014 was -2.9%, a negative surprise after strong GDP numbers in late 2013. Several commentators suggested that unusually harsh winter weather may have dampened economic activity; as of June 2014, many investors hoped that economic growth would accelerate in the second half of 2014.

Macroeconomic events were major negatives throughout the reporting period. First came the ongoing standoff between Europe, the U.S., and Russia over Ukraine. The situation fed into stock market volatility early in 2014, but its impact on markets faded as investors began to believe that the situation would not result in war. As of June 2014, the U.S. and Europe seemed more inclined to sanction parts of the Russian economy. Toward the end of the period, armed conflict in Iraq led to higher oil prices and fears of a regional war in the Middle East. However, as of June 2014, there were no signs that either the U.S. or Europe would send troops into combat.

1.	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

2.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	3

Investors’ positive outlook for the U.S. economy contributed to a strong domestic stock market. Large-cap stocks outperformed small-cap stocks for the reporting period, though both parts of the market posted gains. Health care stocks outperformed for the period, supported by the continuing rollout of the Affordable Care Act. The turmoil in Iraq led to higher oil prices, aiding the energy sector. Geopolitical uncertainty also supported the price of gold, because investors tend to use the metal as a store of wealth during tumultuous times. The utilities sector strongly outperformed for the six-month period, aided by merger and acquisition activity as well as continued investor demand for higher-yielding stocks. The consumer discretionary sector lagged for the period, though, in part because of weakness in the retail industry.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Investors’ positive outlook for the U.S. economy contributed to a strong domestic stock market.

4	Wells Fargo Advantage VT Omega Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA

Michael T. Smith, CFA

Average annual total returns (%) as of June 30, 2014

					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class 1	3-6-1997	27.29	19.99	10.24	0.79	0.75
Class 2	7-31-2002	26.97	19.69	9.96	1.04	1.00
Russell 3000® Growth Index[3]	–	26.75	19.34	8.27	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	5

Ten largest equity holdings[4] (%) as of June 30, 2014
Constellation Brands Incorporated Class A	2.94
Facebook Incorporated Class A	2.72
American Express Company	2.64
Visa Incorporated Class A	2.47
SBA Communications Corporation Class A	2.44
Google Incorporated Class A	2.39
Amazon.com Incorporated	2.32
Apple Incorporated	2.20
Monsanto Company	2.13
Halliburton Company	2.07

Sector distribution[5] as of June 30, 2014

1.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

2.	The Adviser has committed through April 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

3.	The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

4.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

5.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage VT Omega Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2014	Ending account value 6-30-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class 1
Actual	$1,000.00	$1,020.44	$3.71	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$3.71	0.74%
Class 2
Actual	$1,000.00	$1,018.95	$4.96	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.96	0.99%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	7

Security name	Shares	Value

Common Stocks: 99.19%

Consumer Discretionary: 20.19%

Auto Components: 2.64%
BorgWarner Incorporated	24,900	$1,623,231
Delphi Automotive plc	21,330	1,466,224

		3,089,455

Distributors: 1.10%
LKQ Corporation †	47,970	1,280,319

Hotels, Restaurants & Leisure: 1.42%
Chipotle Mexican Grill Incorporated †	2,800	1,659,028

Internet & Catalog Retail: 5.21%
Amazon.com Incorporated †	8,350	2,711,913
Netflix Incorporated †	3,300	1,453,980
Priceline.com Incorporated †	1,600	1,924,800

		6,090,693

Media: 5.26%
Liberty Global plc Class A	5,064	223,930
Liberty Global plc Class C †	47,122	1,993,732
Time Warner Incorporated	24,000	1,686,000
Twenty-First Century Fox Incorporated	63,900	2,246,085

		6,149,747

Specialty Retail: 3.14%
Advance Auto Parts Incorporated	12,120	1,635,230
AutoNation Incorporated †	24,220	1,445,450
Restoration Hardware Holdings Incorporated †	6,342	590,123

		3,670,803

Textiles, Apparel & Luxury Goods: 1.42%
Under Armour Incorporated Class A †	27,960	1,663,340

Consumer Staples: 2.94%

Beverages: 2.94%
Constellation Brands Incorporated Class A †	38,960	3,433,545

Energy: 6.67%

Energy Equipment & Services: 2.07%
Halliburton Company	34,000	2,414,340

Oil, Gas & Consumable Fuels: 4.60%
Antero Resources Corporation †	20,349	1,335,505
Gulfport Energy Corporation †	14,230	893,644
Marathon Petroleum Corporation	9,963	777,811
Pioneer Natural Resources Company	6,542	1,503,417
Sanchez Energy Corporation «†	23,164	870,735

		5,381,112

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Omega Growth Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Shares	Value

Financials: 9.53%

Banks: 2.37%
First Republic Bank	33,000	$1,814,670
Texas Capital Bancshares Incorporated †	17,719	955,940

		2,770,610

Capital Markets: 1.64%
Affiliated Managers Group Incorporated †	9,339	1,918,231

Consumer Finance: 2.64%
American Express Company	32,500	3,083,275

Diversified Financial Services: 2.38%
IntercontinentalExchange Group Incorporated	9,400	1,775,660
McGraw-Hill Financial Incorporated	12,107	1,005,244

		2,780,904

Insurance: 0.50%
eHealth Incorporated †	15,390	584,358

Health Care: 14.75%

Biotechnology: 6.06%
Alexion Pharmaceuticals Incorporated †	7,292	1,139,375
Biogen IDEC Incorporated †	4,470	1,409,436
Celgene Corporation †	25,480	2,188,222
Gilead Sciences Incorporated †	16,036	1,329,545
Regeneron Pharmaceuticals Incorporated †	3,600	1,016,892

		7,083,470

Health Care Providers & Services: 3.83%
DaVita HealthCare Partners Incorporated †	22,600	1,634,432
Envision Healthcare Holdings Incorporated †	34,829	1,250,709
McKesson Corporation	8,560	1,593,958

		4,479,099

Health Care Technology: 0.78%
Cerner Corporation †	17,800	918,124

Pharmaceuticals: 4.08%
AbbVie Incorporated	40,400	2,280,176
Bristol-Myers Squibb Company	31,910	1,547,954
Jazz Pharmaceuticals plc †	6,400	940,864

		4,768,994

Industrials: 17.25%

Aerospace & Defense: 2.85%
B/E Aerospace Incorporated †	15,860	1,466,891
Precision Castparts Corporation	7,400	1,867,760

		3,334,651

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	9

Security name	Shares	Value

Airlines: 2.49%
American Airlines Group Incorporated †	27,800	$1,194,288
Delta Air Lines Incorporated	44,390	1,718,781

		2,913,069

Construction & Engineering: 1.26%
Quanta Services Incorporated †	42,620	1,473,800

Electrical Equipment: 1.49%
Acuity Brands Incorporated	2,600	359,450
Eaton Corporation plc	17,900	1,381,522

		1,740,972

Machinery: 2.73%
Cummins Incorporated	12,800	1,974,912
Proto Labs Incorporated †	14,872	1,218,314

		3,193,226

Professional Services: 2.52%
IHS Incorporated Class A †	17,323	2,350,211
The Advisory Board Company †	11,420	591,556

		2,941,767

Road & Rail: 2.84%
Canadian Pacific Railway Limited	9,700	1,757,058
Swift Transportation Company †	62,100	1,566,783

		3,323,841

Trading Companies & Distributors: 1.07%
United Rentals Incorporated †	11,950	1,251,524

Information Technology: 23.29%

Electronic Equipment, Instruments & Components: 3.15%
Cognex Corporation †	35,500	1,363,200
FLIR Systems Incorporated	16,300	566,099
TE Connectivity Limited	28,400	1,756,256

		3,685,555

Internet Software & Services: 8.34%
CoStar Group Incorporated †	3,536	559,289
Facebook Incorporated Class A †	47,205	3,176,424
Google Incorporated Class A †	4,780	2,794,723
Google Incorporated Class C †	3,980	2,289,614
Yelp Incorporated †	12,239	938,487

		9,758,537

IT Services: 3.96%
Vantiv Incorporated Class A †	51,818	1,742,121
Visa Incorporated Class A	13,686	2,883,777

		4,625,898

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Omega Growth Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 2.07%
ARM Holdings plc ADR		22,270	$1,007,495
Micron Technology Incorporated †		42,900	1,413,555

			2,421,050

Software: 3.57%
Aspen Technology Incorporated †		16,260	754,464
Guidewire Software Incorporated †		15,425	627,181
Salesforce.com Incorporated †		31,620	1,836,490
ServiceNow Incorporated †		15,380	952,945

			4,171,080

Technology Hardware, Storage & Peripherals: 2.20%
Apple Incorporated		27,720	2,576,020

Materials: 2.13%

Chemicals: 2.13%
Monsanto Company		19,985	2,492,928

Telecommunication Services: 2.44%

Wireless Telecommunication Services: 2.44%
SBA Communications Corporation Class A †		27,860	2,850,078

Total Common Stocks (Cost $88,026,980)			115,973,443

	Yield

Short-Term Investments: 1.05%

Investment Companies: 1.05%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	1,028,040	1,028,040
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)	0.11	201,400	201,400

Total Short-Term Investments (Cost $1,229,440)			1,229,440

Total investments in securities
(Cost $89,256,420) *	100.24%	117,202,883
Other assets and liabilities, net	(0.24)	(276,242)

Total net assets	100.00%	$116,926,641

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $89,432,863 and unrealized gains (losses) consists of:

Gross unrealized gains	$28,971,320
Gross unrealized losses	(1,201,300)

Net unrealized gains	$27,770,020

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$115,973,443
In affiliated securities, at value (see cost below)	1,229,440

Total investments, at value (see cost below)	117,202,883
Receivable for investments sold	1,154,515
Receivable for Fund shares sold	20,870
Receivable for dividends	6,873
Receivable for securities lending income	175
Prepaid expenses and other assets	141

Total assets	118,385,457

Liabilities
Payable for investments purchased	888,694
Payable for Fund shares redeemed	236,344
Payable upon receipt of securities loaned	201,400
Advisory fee payable	52,597
Distribution fees payable	13,184
Administration fees payable	12,432
Accrued expenses and other liabilities	54,165

Total liabilities	1,458,816

Total net assets	$116,926,641

NET ASSETS CONSIST OF
Paid-in capital	$60,928,003
Accumulated net investment loss	(258,460)
Accumulated net realized gains on investments	28,310,622
Net unrealized gains on investments	27,946,476

Total net assets	$116,926,641

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 1	$52,393,879
Shares outstanding – Class 1[1]	1,566,549
Net asset value per share – Class 1	$33.45
Net assets – Class 2	$64,532,762
Shares outstanding – Class 2[1]	1,967,194
Net asset value per share – Class 2	$32.80

Investments in unaffiliated securities (including securities on loan), at cost	$88,026,980

Investments in affiliated securities, at cost	$1,229,440

Total investments, at cost	$89,256,420

Securities on loan, at value	$196,736

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Omega Growth Fund	Statement of operations—six months ended June 30, 2014 (unaudited)

Investment income
Dividends*	$257,875
Securities lending income, net	1,492
Income from affiliated securities	480

Total investment income	259,847

Expenses
Advisory fee	322,913
Administration fees
Fund level	29,356
Class 1	21,022
Class 2	25,947
Distribution fees
Class 2	81,086
Custody and accounting fees	8,440
Professional fees	21,572
Shareholder report expenses	4,302
Trustees’ fees and expenses	2,183
Other fees and expenses	2,646

Total expenses	519,467
Less: Fee waivers and/or expense reimbursements	(3,351)

Net expenses	516,116

Net investment loss	(256,269)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	11,868,757
Net change in unrealized gains (losses) on investments	(9,478,660)

Net realized and unrealized gains (losses) on investments	2,390,097

Net increase in net assets resulting from operations	$2,133,828

* Net of foreign dividend withholding taxes in the amount of	$493

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage VT Omega Growth Fund	13

	Six months ended June 30, 2014 (unaudited)		Year ended December 31, 2013

Operations
Net investment loss		$(256,269)		$(297,870)
Net realized gains on investments		11,868,757		24,911,776
Net change in unrealized gains (losses) on investments		(9,478,660)		14,652,681

Net increase in net assets resulting from operations		2,133,828		39,266,587

Distributions to shareholders from
Net investment income
Class 1		0		(204,541)
Class 2		0		(87,333)
Net realized gains
Class 1		0		(4,218,654)
Class 2		0		(5,377,169)

Total distributions to shareholders		0		(9,887,697)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	64,853	2,088,473	249,132	7,209,887
Class 2	99,314	3,143,266	110,803	3,160,430

		5,231,739		10,370,317

Reinvestment of distributions
Class 1	0	0	159,971	4,423,195
Class 2	0	0	201,049	5,464,502

		0		9,887,697

Payment for shares redeemed
Class 1	(202,712)	(6,540,979)	(576,458)	(16,662,911)
Class 2	(265,032)	(8,422,636)	(669,579)	(18,890,390)

		(14,963,615)		(35,553,301)

Net decrease in net assets resulting from capital share transactions		(9,731,876)		(15,295,287)

Total increase (decrease) in net assets		(7,598,048)		14,083,603

Net assets
Beginning of period		124,524,689		110,441,086

End of period		$116,926,641		$124,524,689

Accumulted net investment loss		$(258,460)		$(2,191)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2014 (unaudited)	Year ended December 31
CLASS 1		2013	2012	2011	2010[1]	2009[1]
Net asset value, beginning of period	$32.78	$25.56	$22.78	$24.26	$20.42	$14.43
Net investment income (loss)	(0.03)	(0.01)	0.11	(0.06)	0.03	0.13
Net realized and unrealized gains (losses) on investments	0.70	9.81	4.43	(1.21)	3.98	6.09

Total from investment operations	0.67	9.80	4.54	(1.27)	4.01	6.22
Distributions to shareholders from
Net investment income	0.00	(0.12)	0.00	0.00	(0.17)	(0.23)
Net realized gains	0.00	(2.46)	(1.76)	(0.21)	0.00	0.00

Total distributions to shareholders	0.00	(2.58)	(1.76)	(0.21)	(0.17)	(0.23)
Net asset value, end of period	$33.45	$32.78	$25.56	$22.78	$24.26	$20.42
Total return[2]	2.04%	40.22%	20.76%	(5.36)%	19.79%	43.97%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.79%	0.80%	0.80%	0.75%	0.76%
Net expenses	0.74%	0.75%	0.75%	0.75%	0.74%	0.76%
Net investment income (loss)	(0.30)%	(0.12)%	0.40%	(0.27)%	0.01%	0.86%
Supplemental data
Portfolio turnover rate	48%	95%	93%	110%	160%	28%
Net assets, end of period (000s omitted)	$52,394	$55,867	$47,842	$45,293	$54,246	$59,807

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA Omega Fund and Wells Fargo Advantage VT Large Company Growth Fund. Evergreen VA Omega Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class 1 of Evergreen VA Omega Fund.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage VT Omega Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended June 30, 2014 (unaudited)	Year ended December 31
CLASS 2		2013	2012	2011	2010[1]	2009[1]
Net asset value, beginning of period	$32.19	$25.13	$22.48	$24.00	$20.19	$14.25
Net investment income (loss)	(0.10)	(0.12)	0.02	(0.14)	(0.07)[2]	0.11
Net realized and unrealized gains (losses) on investments	0.71	9.68	4.39	(1.17)	3.99	6.00

Total from investment operations	0.61	9.56	4.41	(1.31)	3.92	6.11
Distributions to shareholders from
Net investment income	0.00	(0.04)	0.00	0.00	(0.11)	(0.17)
Net realized gains	0.00	(2.46)	(1.76)	(0.21)	0.00	0.00

Total distributions to shareholders	0.00	(2.50)	(1.76)	(0.21)	(0.11)	(0.17)
Net asset value, end of period	$32.80	$32.19	$25.13	$22.48	$24.00	$20.19
Total return[3]	1.89%	39.88%	20.39%	(5.54)%	19.48%	43.58%
Ratios to average net assets (annualized)
Gross expenses	1.00%	1.04%	1.05%	1.05%	1.01%	1.00%
Net expenses	0.99%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(0.55)%	(0.37)%	0.12%	(0.52)%	(0.34)%	0.63%
Supplemental data
Portfolio turnover rate	48%	95%	93%	110%	160%	28%
Net assets, end of period (000s omitted)	$64,533	$68,658	$62,599	$66,756	$83,224	$33,196

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA Omega Fund and Wells Fargo Advantage VT Large Company Growth Fund. Evergreen VA Omega Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class 2 of Evergreen VA Omega Fund.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Omega Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage VT Omega Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	17

Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2013, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

2015	2016	2017
$2,930,118	$2,303,740	$771,379

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18	Wells Fargo Advantage VT Omega Growth Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Common stocks
Consumer discretionary	$23,603,385	$0	$0	$23,603,385
Consumer staples	3,433,545	0	0	3,433,545
Energy	7,795,452	0	0	7,795,452
Financials	11,137,378	0	0	11,137,378
Health care	17,249,687	0	0	17,249,687
Industrials	21,929,106	0	0	21,929,106
Information technology	25,481,884	0	0	25,481,884
Materials	2,492,928	0	0	2,492,928
Telecommunication services	2,850,078	0	0	2,850,078

Short-term investments
Investment companies	1,028,040	201,400	0	1,229,440
Total assets	$117,001,483	$201,400	$0	$117,202,883

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended June 30, 2014, the advisory fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% which is calculated based on the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class 1 shares and 1.00% for Class 2 shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	19

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2014 were $56,363,941 and $66,434,678, respectively.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2014, the Fund paid $94 in commitment fees.

For the six months ended June 30, 2014, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. SUBSEQUENT DISTRIBUTIONS

On July 10, 2014, the Fund declared distributions from short-term capital gains and long-term capital gains to shareholders of record on July 9, 2014. The per share amounts payable on July 11, 2014 were as follows:

	Short-term capital gains	Long-term capital gains
Class 1	$1.08787	$5.30774
Class 2	1.08787	5.30774

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

20	Wells Fargo Advantage VT Omega Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	21

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

22	Wells Fargo Advantage VT Omega Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	23

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT Omega Growth Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At each of the March Meeting and the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to

24	Wells Fargo Advantage VT Omega Growth Fund	Other information (unaudited)

other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund was higher than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Russell 3000® Growth Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for all share classes.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	25

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

26	Wells Fargo Advantage VT Omega Growth Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

226304 08-14 SVT5/SAR142 06-14

Wells Fargo Advantage VT Opportunity FundSM

Semi-Annual Report

June 30, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage VT Opportunity Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The U.S. Federal Reserve (Fed) remained a major source of liquidity for market participants around the world.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Opportunity Fund for the six-month period that ended June 30, 2014. Although the period was marked by macroeconomic uncertainty, data continued to point toward a continued economic recovery in the U.S. Despite some early volatility, both large-cap stocks (measured by the Russell 1000® Index1) and small-cap stocks (measured by the Russell 2000® Index2) ended the period with gains.

The U.S. Federal Reserve and other central banks continued to provide stimulus.

The U.S. Federal Reserve (Fed) remained a major source of liquidity for market participants around the world. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate near zero in order to support the economy and the financial system. Just prior to the reporting period, in mid-December 2013, the FOMC announced that it would reduce (or taper) its bond-buying program by $10 billion per month beginning in January 2014. The removal of liquidity initially encouraged an emerging markets sell-off because investors sold higher-risk assets, but investors quickly adjusted to the tapering and the leadership of new Federal Reserve Chair Janet Yellen.

European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In June 2014, the ECB announced a variety of measures aimed at encouraging lending, including cutting its key rate to a historic low of 0.15%, making funds available to banks at low interest rates, and imposing a negative interest rate on bank deposits held at the central bank. In Japan, the Bank of Japan maintained a highly accommodative monetary program, which began in early 2013, that was aimed at combating deflation by doubling the bank’s asset base over two years.

Despite a challenging geopolitical situation, U.S. stock markets gained on modestly positive economic data.

For most of the period, U.S. economic data remained moderately positive. The main positive economic news was the improving unemployment rate, which fell from 6.6% in January 2014 to 6.1% in June 2014. However, gross domestic product (GDP) growth for the first quarter of 2014 was -2.9%, a negative surprise after strong GDP numbers in late 2013. Several commentators suggested that unusually harsh winter weather may have dampened economic activity; as of June 2014, many investors hoped that economic growth would accelerate in the second half of 2014.

Macroeconomic events were major negatives throughout the reporting period. First came the ongoing standoff between Europe, the U.S., and Russia over Ukraine. The situation fed into stock market volatility early in 2014, but its impact on markets faded as investors began to believe that the situation would not result in war. As of June 2014, the U.S. and Europe seemed more inclined to sanction parts of the Russian economy. Toward the end of the period, armed conflict in Iraq led to higher oil prices and fears of a regional war in the Middle East. However, as of June 2014, there were no signs that either the U.S. or Europe would send troops into combat.

1.	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

2.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT Opportunity Fund	3

Investors’ positive outlook for the U.S. economy contributed to a strong domestic stock market. Large-cap stocks outperformed small-cap stocks for the reporting period, though both parts of the market posted gains. Health care stocks outperformed for the period, supported by the continuing rollout of the Affordable Care Act. The turmoil in Iraq led to higher oil prices, aiding the energy sector. Geopolitical uncertainty also supported the price of gold, because investors tend to use the metal as a store of wealth during tumultuous times. The utilities sector strongly outperformed for the six-month period, aided by merger and acquisition activity as well as continued investor demand for higher-yielding stocks. The consumer discretionary sector lagged for the period, though, in part because of weakness in the retail industry.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Investors’ positive outlook for the U.S. economy contributed to a strong domestic stock market.

4	Wells Fargo Advantage VT Opportunity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Ann M. Miletti

Average annual total returns1 (%) as of June 30, 2014

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class 1	8-26-2011	25.78	18.96	9.08	0.85	0.76
Class 2	5-8-1992	25.47	18.79	9.00	1.10	1.01
Russell 3000® Index[4]	–	25.22	19.33	8.23	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT Opportunity Fund	5

Ten largest equity holdings[5] (%) as of June 30, 2014
Harman International Industries Incorporated	1.79
Invesco Limited	1.69
PNC Financial Services Group Incorporated	1.68
Agilent Technologies Incorporated	1.67
Citrix Systems Incorporated	1.59
American Tower Corporation	1.56
Check Point Software Technologies Limited	1.53
Johnson Controls Incorporated	1.51
American International Group Incorporated	1.51
Red Hat Incorporated	1.51

Sector distribution[6] as of June 30, 2014

1.	Historical performance shown for Class 1 shares prior to their inception reflects the performance of Class 2 shares, and includes the higher expenses applicable to Class 2 shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

3.	The Adviser has committed through April 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.75% for Class 1 and 1.00% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage VT Opportunity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2014	Ending account value 6-30-2014	Expenses paid during the period¹	Net annualized expense ratio
Class 1
Actual	$1,000.00	$1,081.58	$3.87	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Class 2
Actual	$1,000.00	$1,080.31	$5.16	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Opportunity Fund	7

Security name	Shares	Value

Common Stocks: 95.23%

Consumer Discretionary: 18.14%

Auto Components: 1.75%
Dana Holding Corporation	25,700	$627,594
Johnson Controls Incorporated	78,217	3,905,375

		4,532,969

Diversified Consumer Services: 2.59%
Apollo Group Incorporated Class A †	117,882	3,683,813
K12 Incorporated †	124,841	3,004,923

		6,688,736

Hotels, Restaurants & Leisure: 1.21%
Carnival Corporation	83,043	3,126,569

Household Durables: 1.79%
Harman International Industries Incorporated	43,015	4,621,101

Media: 4.12%
Comcast Corporation Class A	62,243	3,319,419
Discovery Communications Incorporated †	28,320	2,055,749
Liberty Global plc Class A	29,598	1,308,824
Liberty Global plc Class C †	29,598	1,252,291
Omnicom Group Incorporated	38,112	2,714,337

		10,650,620

Multiline Retail: 4.47%
Dollar General Corporation †	26,535	1,522,048
Macy’s Incorporated	60,226	3,494,313
Nordstrom Incorporated	49,797	3,382,710
Target Corporation	54,186	3,140,079

		11,539,150

Specialty Retail: 2.21%
Chico’s FAS Incorporated	172,150	2,919,664
Dick’s Sporting Goods Incorporated	59,739	2,781,448

		5,701,112

Consumer Staples: 4.40%

Food & Staples Retailing: 1.26%
The Kroger Company	66,175	3,271,030

Food Products: 2.25%
General Mills Incorporated	50,644	2,660,836
Mead Johnson Nutrition Company	33,726	3,142,251

		5,803,087

Household Products: 0.89%
Church & Dwight Company Incorporated	32,904	2,301,635

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Opportunity Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Shares	Value

Energy: 8.42%

Energy Equipment & Services: 4.21%
National Oilwell Varco Incorporated	43,123	$3,551,179
Superior Energy Services Incorporated	103,277	3,732,431
Weatherford International plc †	156,539	3,600,397

		10,884,007

Oil, Gas & Consumable Fuels: 4.21%
Denbury Resources Incorporated	194,924	3,598,297
Newfield Exploration Company †	82,360	3,640,312
Range Resources Corporation	41,862	3,639,901

		10,878,510

Financials: 13.22%

Banks: 3.47%
Fifth Third Bancorp	138,342	2,953,602
PNC Financial Services Group Incorporated	48,608	4,328,542
Regions Financial Corporation	158,009	1,678,056

		8,960,200

Capital Markets: 3.05%
Invesco Limited	115,908	4,375,527
TD Ameritrade Holding Corporation	111,563	3,497,500

		7,873,027

Insurance: 5.14%
ACE Limited	37,418	3,880,247
American International Group Incorporated	71,548	3,905,090
First American Financial Corporation	97,601	2,712,332
RenaissanceRe Holdings Limited	26,017	2,783,819

		13,281,488

REITs: 1.56%
American Tower Corporation	44,918	4,041,722

Health Care: 13.77%

Health Care Equipment & Supplies: 4.70%
C.R. Bard Incorporated	20,388	2,915,688
Covidien plc	35,750	3,223,935
Medtronic Incorporated	42,554	2,713,243
Zimmer Holdings Incorporated	31,660	3,288,208

		12,141,074

Health Care Providers & Services: 0.55%
Patterson Companies Incorporated	36,422	1,439,033

Life Sciences Tools & Services: 5.44%
Agilent Technologies Incorporated	75,071	4,312,078
Bio-Rad Laboratories Incorporated Class A †	25,956	3,107,193

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Opportunity Fund	9

Security name	Shares	Value

Life Sciences Tools & Services (continued)
Covance Incorporated †	35,929	$3,074,804
Thermo Fisher Scientific Incorporated	30,100	3,551,800

		14,045,875

Pharmaceuticals: 3.08%
Merck & Company Incorporated	34,795	2,012,891
Shire plc ADR	10,451	2,461,106
Zoetis Incorporated	107,841	3,480,029

		7,954,026

Industrials: 12.80%

Aerospace & Defense: 1.40%
B/E Aerospace Incorporated †	39,232	3,628,568

Airlines: 1.94%
Delta Air Lines Incorporated	77,637	3,006,105
United Continental Holdings Incorporated †	48,637	1,997,522

		5,003,627

Commercial Services & Supplies: 2.50%
Republic Services Incorporated	96,634	3,669,193
Tyco International Limited	61,291	2,794,870

		6,464,063

Electrical Equipment: 3.21%
AMETEK Incorporated	35,703	1,866,553
Babcock & Wilcox Company	112,767	3,660,417
Regal-Beloit Corporation	35,366	2,778,353

		8,305,323

Machinery: 0.72%
Joy Global Incorporated «	30,003	1,847,585

Road & Rail: 3.03%
Canadian Pacific Railway Limited	10,135	1,835,854
Hertz Global Holdings Incorporated †	127,398	3,570,966
J.B. Hunt Transport Services Incorporated	32,724	2,414,377

		7,821,197

Information Technology: 16.92%

Communications Equipment: 1.25%
Riverbed Technology Incorporated †	156,616	3,230,988

Electronic Equipment, Instruments & Components: 1.26%
Amphenol Corporation Class A	33,784	3,254,751

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Opportunity Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name		Shares	Value

IT Services: 2.57%
Global Payments Incorporated		48,396	$3,525,649
Teradata Corporation †		77,359	3,109,832

			6,635,481

Semiconductors & Semiconductor Equipment: 4.78%
Altera Corporation		107,135	3,724,013
ARM Holdings plc		113,932	1,717,802
Avago Technologies Limited		45,495	3,278,825
ON Semiconductor Corporation †		396,463	3,623,672

			12,344,312

Software: 5.81%
Autodesk Incorporated †		53,865	3,036,909
Check Point Software Technologies Limited †		59,026	3,956,513
Citrix Systems Incorporated †		65,584	4,102,279
Red Hat Incorporated †		70,610	3,902,615

			14,998,316

Technology Hardware, Storage & Peripherals: 1.25%
NetApp Incorporated		88,698	3,239,251

Materials: 7.56%

Chemicals: 4.01%
Cytec Industries Incorporated		30,198	3,183,473
Huntsman Corporation		125,731	3,533,041
Praxair Incorporated		27,427	3,643,403

			10,359,917

Containers & Packaging: 2.46%
Crown Holdings Incorporated †		62,702	3,120,052
Owens-Illinois Incorporated †		92,887	3,217,596

			6,337,648

Metals & Mining: 1.09%
Royal Gold Incorporated		37,053	2,820,474

Total Common Stocks (Cost $174,246,285)			246,026,472

	Yield
Short-Term Investments: 4.48%

Investment Companies: 4.48%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	9,761,978	9,761,978
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)	0.11	1,802,625	1,802,625

Total Short-Term Investments (Cost $11,564,603)			11,564,603

Total investments in securities
(Cost $185,810,888) *	99.71%	257,591,075
Other assets and liabilities, net	0.29	742,763

Total net assets	100.00%	$258,333,838

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Opportunity Fund	11

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $186,419,345 and unrealized gains (losses) consists of:

Gross unrealized gains	$72,944,921
Gross unrealized losses	(1,773,191)

Net unrealized gains	$71,171,730

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Opportunity Fund	Statement of assets and liabilities—June 30, 2014 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$246,026,472
In affiliated securities, at value (see cost below)	11,564,603

Total investments, at value (see cost below)	257,591,075
Receivable for investments sold	4,258,632
Receivable for Fund shares sold	27,775
Receivable for dividends	198,455
Receivable for securities lending income	787
Prepaid expenses and other assets	447

Total assets	262,077,171

Liabilities
Payable for investments purchased	1,363,720
Payable for Fund shares redeemed	326,747
Payable upon receipt of securities loaned	1,802,625
Advisory fee payable	123,035
Distribution fees payable	43,594
Administration fees payable	27,376
Accrued expenses and other liabilities	56,236

Total liabilities	3,743,333

Total net assets	$258,333,838

NET ASSETS CONSIST OF
Paid-in capital	$183,312,440
Undistributed net investment income	343,710
Accumulated net realized gains on investments	2,897,487
Net unrealized gains on investments	71,780,201

Total net assets	$258,333,838

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 1	$44,295,039
Shares outstanding – Class 1[1]	1,568,558
Net asset value per share – Class 1	$28.24
Net assets – Class 2	$214,038,799
Shares outstanding – Class 2[1]	7,576,465
Net asset value per share – Class 2	$28.25

Investments in unaffiliated securities (including securities on loan), at cost	$174,246,285

Investments in affiliated securities, at cost	$11,564,603

Total investments, at cost	$185,810,888

Securities on loan, at value	$1,763,865

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended June 30, 2014 (unaudited)	Wells Fargo Advantage VT Opportunity Fund	13

Investment income
Dividends*	$1,343,640
Securities lending income, net	7,137
Income from affiliated securities	2,539

Total investment income	1,353,316

Expenses
Advisory fee	809,342
Administration fees
Fund level	62,257
Class 1	17,193
Class 2	82,419
Distribution fees
Class 2	257,559
Custody and accounting fees	11,594
Professional fees	23,274
Shareholder report expenses	6,001
Trustees’ fees and expenses	5,924
Other fees and expenses	3,363

Total expenses	1,278,926
Less: Fee waivers and/or expense reimbursements	(87,511)

Net expenses	1,191,415

Net investment income	161,901

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	16,682,388
Net change in unrealized gains (losses) on investments	2,757,014

Net realized and unrealized gains (losses) on investments	19,439,402

Net increase in net assets resulting from operations	$19,601,303

* Net of foreign dividend withholding taxes in the amount of	$934

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Opportunity Fund	Statement of changes in net assets

	Six months ended June 30, 2014 (unaudited)		Year ended December 31, 2013

Operations
Net investment income		$161,901		$280,132
Net realized gains on investments		16,682,388		18,919,587
Net change in unrealized gains (losses) on investments		2,757,014		45,915,119

Net increase in net assets resulting from operations		19,601,303		65,114,838

Distributions to shareholders from
Net investment income
Class 1		0		(190,708)
Class 2		0		(396,735)

Total distributions to shareholders		0		(587,443)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	11,622	311,181	29,750	698,335
Class 2	195,305	5,262,915	306,606	6,934,870

		5,574,096		7,633,205

Reinvestment of distributions
Class 1	0	0	8,108	190,708
Class 2	0	0	16,818	396,735

		0		587,443

Payment for shares redeemed
Class 1	(152,802)	(4,068,526)	(373,971)	(8,585,638)
Class 2	(690,735)	(18,486,017)	(1,643,579)	(37,712,206)

		(22,554,543)		(46,297,844)

Net decrease in net assets resulting from capital share transactions		(16,980,447)		(38,077,196)

Total increase in net assets		2,620,856		26,450,199

Net assets
Beginning of period		255,712,982		229,262,783

End of period		$258,333,838		$255,712,982

Undistributed net investment income		$343,710		$181,809

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage VT Opportunity Fund	15

(For a share outstanding throughout each period)

	Six months ended June 30, 2014 (unaudited)	Year ended December 31
CLASS 1		2013	2012	2011[1]
Net asset value, beginning of period	$26.11	$20.02	$17.40	$16.52
Net investment income	0.05	0.08	0.10	0.04
Net realized and unrealized gains (losses) on investments	2.08	6.11	2.64	0.84

Total from investment operations	2.13	6.19	2.74	0.88
Distributions to shareholders from
Net investment income	0.00	(0.10)	(0.11)	0.00
Net realized gains	0.00	0.00	(0.01)	0.00

Total distributions to shareholders	0.00	(0.10)	(0.12)	0.00
Net asset value, end of period	$28.24	$26.11	$20.02	$17.40
Total return[2]	8.16%	30.99%	15.80%	5.33%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.84%	0.86%	0.83%
Net expenses	0.75%	0.75%	0.75%	0.75%
Net investment income	0.34%	0.32%	0.46%	0.61%
Supplemental data
Portfolio turnover rate	15%	26%	36%	35%
Net assets, end of period (000s omitted)	$44,295	$44,636	$40,950	$42,116

1.	For the period from August 26, 2011 (commencement of class operations) to December 31, 2011

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Opportunity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2014 (unaudited)	Year ended December 31
CLASS 2		2013	2012	2011	2010[1]	2009
Net asset value, beginning of period	$26.15	$20.05	$17.38	$18.42	$15.01	$10.16
Net investment income	0.01	0.02	0.05	0.03	0.02	0.11
Net realized and unrealized gains (losses) on investments	2.09	6.13	2.65	(1.04)	3.51	4.74

Total from investment operations	2.10	6.15	2.70	(1.01)	3.53	4.85
Distributions to shareholders from
Net investment income	0.00	(0.05)	(0.02)	(0.03)	(0.12)	0.00
Net realized gains	0.00	0.00	(0.01)	0.00	0.00	0.00

Total distributions to shareholders	0.00	(0.05)	(0.03)	(0.03)	(0.12)	0.00
Net asset value, end of period	$28.25	$26.15	$20.05	$17.38	$18.42	$15.01
Total return[2]	8.03%	30.68%	15.52%	(5.52)%	23.76%	47.74%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.09%	1.10%	1.07%	1.18%	1.32%
Net expenses	1.00%	1.00%	1.00%	1.04%	1.07%	1.07%
Net investment income	0.09%	0.07%	0.21%	0.18%	0.08%	0.39%
Supplemental data
Portfolio turnover rate	15%	26%	36%	35%	40%	50%
Net assets, end of period (000s omitted)	$214,039	$211,077	$188,313	$201,535	$168,307	$154,782

1.	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Opportunity Fund	17

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage VT Opportunity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On June 30, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

18	Wells Fargo Advantage VT Opportunity Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Opportunity Fund	19

Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $12,906,690 with $721,350 expiring in 2015; $360,675 expiring in 2016; and $11,824,665 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Common stocks
Consumer discretionary	$46,860,257	$0	$0	$46,860,257
Consumer staples	11,375,752	0	0	11,375,752
Energy	21,762,517	0	0	21,762,517
Financials	34,156,437	0	0	34,156,437
Health care	35,580,008	0	0	35,580,008
Industrials	33,070,363	0	0	33,070,363
Information technology	43,703,099	0	0	43,703,099
Materials	19,518,039	0	0	19,518,039

Short-term investments
Investment companies	9,761,978	1,802,625	0	11,564,603
Total assets	$255,788,450	$1,802,625	$0	$257,591,075

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

20	Wells Fargo Advantage VT Opportunity Fund	Notes to financial statements (unaudited)

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended June 30, 2014, the advisory fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% which is calculated based on the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class 1 shares and 1.00% for Class 2 shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2014 were $37,849,524 and $58,124,483, respectively.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2014, the Fund paid $192 in commitment fees.

For the six months ended June 30, 2014, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage VT Opportunity Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Advantage VT Opportunity Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage VT Opportunity Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

24	Wells Fargo Advantage VT Opportunity Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “ May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT Opportunity Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At each of the March Meeting and the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a

Other information (unaudited)	Wells Fargo Advantage VT Opportunity Fund	25

description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund was higher than or in range of the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Russell 3000® Index, for the five- and ten-year periods under review, and lower than its benchmark for the one- and three-year periods under review.

The Board received an analysis of, and discussed factors contributing to, the underperformance of the Fund relative to its benchmark for the one- and three- year periods under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance. The Board also noted that the Fund changed its investment strategies in 2013 from investing principally in equity securities of medium-capitalization companies to investing principally in equity securities of companies of all market capitalizations. The Board was satisfied with the explanation it received regarding the factors contributing to underperformance and with the steps being taken by Funds Management and the Sub-Adviser to address the Fund’s investment performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for all share classes.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did

26	Wells Fargo Advantage VT Opportunity Fund	Other information (unaudited)

not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

List of abbreviations	Wells Fargo Advantage VT Opportunity Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

226305 08-14 SVT6/SAR143 06-14

Wells Fargo Advantage

VT Small Cap Growth Fund

Semi-Annual Report

June 30, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage VT Small Cap Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The U.S. Federal Reserve (Fed) remained a major source of liquidity for market participants around the world.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Small Cap Growth Fund for the six-month period that ended June 30, 2014. Although the period was marked by macroeconomic uncertainty, data continued to point toward a continued economic recovery in the U.S. Despite some early volatility, both large-cap stocks (measured by the Russell 1000® Index1) and small-cap stocks (measured by the Russell 2000® Index2) ended the period with gains.

The U.S. Federal Reserve and other central banks continued to provide stimulus.

The U.S. Federal Reserve (Fed) remained a major source of liquidity for market participants around the world. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate near zero in order to support the economy and the financial system. Just prior to the reporting period, in mid-December 2013, the FOMC announced that it would reduce (or taper) its bond-buying program by $10 billion per month beginning in January 2014. The removal of liquidity initially encouraged an emerging markets sell-off because investors sold higher-risk assets, but investors quickly adjusted to the tapering and the leadership of new Federal Reserve Chair Janet Yellen.

European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In June 2014, the ECB announced a variety of measures aimed at encouraging lending, including cutting its key rate to a historic low of 0.15%, making funds available to banks at low interest rates, and imposing a negative interest rate on bank deposits held at the central bank. In Japan, the Bank of Japan maintained a highly accommodative monetary program, which began in early 2013, that was aimed at combating deflation by doubling the bank’s asset base over two years.

Despite a challenging geopolitical situation, U.S. stock markets gained on modestly positive economic data.

For most of the period, U.S. economic data remained moderately positive. The main positive economic news was the improving unemployment rate, which fell from 6.6% in January 2014 to 6.1% in June 2014. However, gross domestic product (GDP) growth for the first quarter of 2014 was -2.9%, a negative surprise after strong GDP numbers in late 2013. Several commentators suggested that unusually harsh winter weather may have dampened economic activity; as of June 2014, many investors hoped that economic growth would accelerate in the second half of 2014.

Macroeconomic events were major negatives throughout the reporting period. First came the ongoing standoff between Europe, the U.S., and Russia over Ukraine. The situation fed into stock market volatility early in 2014, but its impact on markets faded as investors began to believe that the situation would not result in war. As of June 2014, the U.S. and Europe seemed more inclined to sanction parts of the Russian economy. Toward the end of the period, armed conflict in Iraq led to higher oil prices and fears of a regional war in the Middle East. However, as of June 2014, there were no signs that either the U.S. or Europe would send troops into combat.

1.	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

2.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	3

Investors’ positive outlook for the U.S. economy contributed to a strong domestic stock market. Large-cap stocks outperformed small-cap stocks for the reporting period, though both parts of the market posted gains. Health care stocks outperformed for the period, supported by the continuing rollout of the Affordable Care Act. The turmoil in Iraq led to higher oil prices, aiding the energy sector. Geopolitical uncertainty also supported the price of gold, because investors tend to use the metal as a store of wealth during tumultuous times. The utilities sector strongly outperformed for the six-month period, aided by merger and acquisition activity as well as continued investor demand for higher-yielding stocks. The consumer discretionary sector lagged for the period, though, in part because of weakness in the retail industry.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Investors’ positive outlook for the U.S. economy contributed to a strong domestic stock market.

4	Wells Fargo Advantage VT Small Cap Growth Fund	Performance highlights (unaudited)

The Fund is currently closed to new investors1.

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA, CFP

Thomas C. Ognar, CFA

Bruce C. Olson, CFA

Average annual total returns2 (%) as of June 30, 2014

					Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[4]
Class 1	7-16-2010	18.58	18.51	9.93	0.93	0.93
Class 2	5-1-1995	18.28	18.28	9.82	1.18	1.18
Russell 2000® Growth Index[5]	–	24.73	20.50	9.04	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	5

Ten largest equity holdings[6] (%) as of June 30, 2014
Akorn Incorporated	3.40
Acadia Healthcare Company Incorporated	2.95
Envestnet Incorporated	2.84
MarketAxess Holdings Incorporated	2.84
SPS Commerce Incorporated	2.75
Proofpoint Incorporated	2.65
On Assignment Incorporated	2.60
Financial Engines Incorporated	2.55
Medidata Solutions Incorporated	2.28
Demandware Incorporated	2.20

Sector distribution[7] as of June 30, 2014

1.	Please see the Fund’s current Statement of Additional Information for further details.

2.	Historical performance shown for Class 1 shares prior to their inception reflects the performance of Class 2 shares, and includes the higher expenses applicable to Class 2 shares. If these expenses had not been included, returns would be higher.

3.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

4.	The Adviser has committed through April 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.95% for Class 1 and 1.20% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

5.	Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

6.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage VT Small Cap Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2014	Ending account value 6-30-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class 1
Actual	$1,000.00	$942.58	$4.43	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.61	0.92%
Class 2
Actual	$1,000.00	$941.18	$5.68	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.94	$5.91	1.18%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	7

Security name	Shares	Value

Common Stocks: 98.75%

Consumer Discretionary: 12.61%

Auto Components: 1.55%
Gentherm Incorporated †	91,400	$4,062,730

Diversified Consumer Services: 2.11%
Grand Canyon Education Incorporated †	86,600	3,981,002
LifeLock Incorporated †	108,800	1,518,848

		5,499,850

Hotels, Restaurants & Leisure: 2.98%
Fiesta Restaurant Group Incorporated †	110,776	5,141,114
Multimedia Games Holding Company †	67,300	1,994,772
Zoe’s Kitchen Incorporated «†	18,509	636,339

		7,772,225

Internet & Catalog Retail: 2.17%
HomeAway Incorporated †	120,354	4,190,726
RetailMeNot Incorporated †	55,063	1,465,226

		5,655,952

Media: 2.19%
IMAX Corporation «†	201,100	5,727,328

Specialty Retail: 1.02%
Five Below Incorporated «†	66,678	2,661,119

Textiles, Apparel & Luxury Goods: 0.59%
Oxford Industries Incorporated	23,100	1,540,077

Consumer Staples: 1.58%

Food & Staples Retailing: 1.09%
United Natural Foods Incorporated †	43,700	2,844,870

Food Products: 0.49%
Annie’s Incorporated †	38,200	1,291,924

Energy: 6.32%

Oil, Gas & Consumable Fuels: 6.32%
Athlon Energy Incorporated †	42,844	2,043,659
Bonanza Creek Energy Incorporated †	44,700	2,556,393
Diamondback Energy Incorporated †	52,787	4,687,486
Kodiak Oil & Gas Corporation †	105,500	1,535,025
Laredo Petroleum Holdings Incorporated †	80,059	2,480,228
Memorial Resource Development Corporation †	11,155	271,736
Oasis Petroleum Incorporated †	39,900	2,230,011
Parsley Energy Incorporated Class A †	28,207	678,942

		16,483,480

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Small Cap Growth Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Shares	Value

Financials: 8.58%

Capital Markets: 2.55%
Financial Engines Incorporated «	146,800	$6,647,104

Consumer Finance: 2.69%
Encore Capital Group Incorporated «†	28,700	1,303,554
Portfolio Recovery Associates Incorporated †	95,895	5,708,629

		7,012,183

Diversified Financial Services: 2.83%
MarketAxess Holdings Incorporated	136,878	7,399,625

Insurance: 0.51%
eHealth Incorporated †	34,800	1,321,356

Health Care: 29.66%

Biotechnology: 3.89%
Exact Sciences Corporation «†	32,762	557,937
Foundation Medicine Incorporated «†	40,500	1,091,880
Hyperion Therapeutics Incorporated †	51,620	1,347,282
Ligand Pharmaceuticals Incorporated †	41,700	2,597,493
NPS Pharmaceuticals Incorporated †	137,400	4,541,070

		10,135,662

Health Care Equipment & Supplies: 10.15%
Align Technology Incorporated †	21,600	1,210,464
Cardiovascular Systems Incorporated †	107,755	3,357,646
Cynosure Incorporated Class A †	176,477	3,750,136
DexCom Incorporated †	135,700	5,381,862
Endologix Incorporated †	144,645	2,200,050
Novadaq Technologies Incorporated †	105,717	1,742,216
NxStage Medical Incorporated †	85,820	1,233,233
Oxford Immunotec Global plc «†	59,603	1,003,118
Spectranetics Corporation †	168,213	3,848,713
Tandem Diabetes Care Incorporated «†	77,648	1,262,556
Veracyte Incorporated «†	87,837	1,503,769

		26,493,763

Health Care Providers & Services: 7.30%
Acadia Healthcare Company Incorporated †	169,100	7,694,050
Adeptus Health Incorporated Class A †	30,345	769,853
ExamWorks Group Incorporated †	120,256	3,815,723
MWI Veterinary Supply Incorporated †	24,700	3,507,153
Team Health Holdings Incorporated †	65,500	3,271,070

		19,057,849

Health Care Technology: 2.28%
Medidata Solutions Incorporated †	138,800	5,942,028

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	9

Security name	Shares	Value

Life Sciences Tools & Services: 1.45%
Cambrex Corporation †	64,200	$1,328,940
ICON plc ADR †	52,100	2,454,431

		3,783,371

Pharmaceuticals: 4.59%
AcelRx Pharmaceuticals Incorporated «†	81,878	839,250
Akorn Incorporated «†	266,615	8,864,949
ANI Pharmaceuticals Incorporated †	19,549	673,268
Lannett Company Incorporated †	32,242	1,599,848

		11,977,315

Industrials: 11.29%

Electrical Equipment: 1.36%
Power Solutions International Incorporated †	49,459	3,559,564

Machinery: 3.68%
Proto Labs Incorporated †	47,155	3,862,938
The Middleby Corporation †	69,297	5,732,248

		9,595,186

Professional Services: 5.65%
Corporate Executive Board Company	77,941	5,317,135
On Assignment Incorporated †	190,481	6,775,409
Paylocity Holding Corporation «†	60,127	1,300,547
Wageworks Incorporated †	28,128	1,356,051

		14,749,142

Trading Companies & Distributors: 0.60%
DXP Enterprises Incorporated †	20,597	1,555,897

Information Technology: 28.71%

Electronic Equipment, Instruments & Components: 1.45%
Cognex Corporation †	57,000	2,188,800
Universal Display Corporation «†	49,500	1,588,950

		3,777,750

Internet Software & Services: 10.65%
Borderfree Incorporated «†	64,493	1,068,649
ChannelAdvisor Corporation †	19,600	516,656
CoStar Group Incorporated †	4,000	632,680
DealerTrack Holdings Incorporated †	66,300	3,006,042
Demandware Incorporated †	82,800	5,743,836
Envestnet Incorporated †	151,541	7,413,386
OpenTable Incorporated †	16,800	1,740,480
SciQuest Incorporated †	27,854	492,737
SPS Commerce Incorporated †	113,771	7,189,189

		27,803,655

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Small Cap Growth Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name		Shares	Value

IT Services: 2.18%
InterXion Holding NV †		34,300	$939,134
Maximus Incorporated		73,600	3,166,272
Wex Incorporated †		15,194	1,594,914

			5,700,320

Semiconductors & Semiconductor Equipment: 1.94%
Cavium Incorporated †		26,000	1,291,160
PDF Solutions Incorporated †		43,700	927,314
Veeco Instruments Incorporated †		76,000	2,831,760

			5,050,234

Software: 12.49%
Aspen Technology Incorporated †		55,100	2,556,640
Callidus Software Incorporated †		161,250	1,925,325
Fleetmatics Group plc «†		137,209	4,437,339
Guidewire Software Incorporated †		58,000	2,358,280
MobileIron Incorporated «†		142,835	1,359,789
Proofpoint Incorporated †		184,900	6,926,354
PROS Holdings Incorporated †		98,627	2,607,698
Synchronoss Technologies Incorporated †		100,058	3,498,028
Tyler Technologies Incorporated †		39,370	3,590,938
Ultimate Software Group Incorporated †		24,100	3,329,899

			32,590,290

Total Common Stocks (Cost $195,652,597)			257,691,849

	Yield

Short-Term Investments: 11.28%

Investment Companies: 11.28%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	4,685,068	4,685,068
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)	0.11	24,768,998	24,768,998

Total Short-Term Investments (Cost $29,454,066)			29,454,066

Total investments in securities
(Cost $225,106,663) *	110.03%	287,145,915
Other assets and liabilities, net	(10.03)	(26,186,796)

Total net assets	100.00%	$260,959,119

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $225,306,800 and unrealized gains (losses) consists of:

Gross unrealized gains	$66,220,294
Gross unrealized losses	(4,381,179)

Net unrealized gains	$61,839,115

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$257,691,849
In affiliated securities, at value (see cost below)	29,454,066

Total investments, at value (see cost below)	287,145,915
Receivable for investments sold	1,442,889
Receivable for Fund shares sold	136,140
Receivable for dividends	8,987
Receivable for securities lending income	14,043

Total assets	288,747,974

Liabilities
Payable for investments purchased	2,636,601
Payable for Fund shares redeemed	112,387
Payable upon receipt of securities loaned	24,768,998
Advisory fee payable	155,481
Distribution fees payable	45,941
Administration fees payable	26,950
Accrued expenses and other liabilities	42,497

Total liabilities	27,788,855

Total net assets	$260,959,119

NET ASSETS CONSIST OF
Paid-in capital	$162,914,462
Accumulated net investment loss	(1,284,945)
Accumulated net realized gains on investments	37,290,350
Net unrealized gains on investments	62,039,252

Total net assets	$260,959,119

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 1	$29,540,999
Shares outstanding – Class 1[1]	2,769,434
Net asset value per share – Class 1	$10.67
Net assets – Class 2	$231,418,120
Shares outstanding – Class 2[1]	21,914,854
Net asset value per share – Class 2	$10.56

Investments in unaffiliated securities (including securities on loan), at cost	$195,652,597

Investments in affiliated securities, at cost	$29,454,066

Total investments, at cost	$225,106,663

Securities on loan, at value	$24,178,160

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Small Cap Growth Fund	Statement of operations—six months ended June 30, 2014 (unaudited)

Investment income
Dividends	$149,022
Securities lending income, net	80,858
Income from affiliated securities	1,463

Total investment income	231,343

Expenses
Advisory fee	991,625
Administration fees
Fund level	66,108
Class 1	12,491
Class 2	93,283
Distribution fees
Class 2	291,507
Custody and accounting fees	13,164
Professional fees	21,294
Shareholder report expenses	15,496
Trustees’ fees and expenses	6,379
Other fees and expenses	3,494

Total expenses	1,514,841

Net investment loss	(1,283,498)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	13,457,867
Net change in unrealized gains (losses) on investments	(29,684,496)

Net realized and unrealized gains (losses) on investments	(16,226,629)

Net decrease in net assets resulting from operations	$(17,510,127)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage VT Small Cap Growth Fund	13

	Six months ended June 30, 2014 (unaudited)		Year ended December 31, 2013

Operations
Net investment loss		$(1,283,498)		$(2,299,660)
Net realized gains on investments		13,457,867		27,485,921
Net change in unrealized gains (losses) on investments		(29,684,496)		72,423,741

Net increase (decrease) in net assets resulting from operations		(17,510,127)		97,610,002

Distributions to shareholders from
Net realized gains
Class 1		0		(1,493,636)
Class 2		0		(10,871,521)

Total distributions to shareholders		0		(12,365,157)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	202,186	2,179,619	493,809	4,960,510
Class 2	1,219,524	13,227,769	3,159,002	31,346,859

		15,407,388		36,307,369

Reinvestment of distributions
Class 1	0	0	158,392	1,493,636
Class 2	0	0	1,161,487	10,871,521

		0		12,365,157

Payment for shares redeemed
Class 1	(540,647)	(5,709,802)	(785,107)	(7,514,839)
Class 2	(1,621,234)	(16,893,736)	(5,119,124)	(48,649,167)

		(22,603,538)		(56,164,006)

Net decrease in net assets resulting from capital share transactions		(7,196,150)		(7,491,480)

Total increase (decrease) in net assets		(24,706,277)		77,753,365

Net assets
Beginning of period		285,665,396		207,912,031

End of period		$260,959,119		$285,665,396

Accumulated net investment loss		$(1,284,945)		$(1,447)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Small Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2014 (unaudited)	Year ended December 31
CLASS 1		2013	2012	2011	2010[1]
Net asset value, beginning of period	$11.32	$7.93	$7.71	$8.06	$6.26
Net investment loss	(0.03)	(0.07)	(0.04)	(0.06)	(0.02)
Net realized and unrealized gains (losses) on investments	(0.62)	3.98	0.65	(0.29)	1.82

Total from investment operations	(0.65)	3.91	0.61	(0.35)	1.80
Distributions to shareholders from
Net realized gains	0.00	(0.52)	(0.39)	0.00	0.00
Net asset value, end of period	$10.67	$11.32	$7.93	$7.71	$8.06
Total return[2]	(5.74)%	50.55%	8.11%	(4.34)%	26.93%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.93%	0.94%	0.94%	0.95%
Net expenses	0.92%	0.93%	0.94%	0.94%	0.95%
Net investment loss	(0.75)%	(0.73)%	(0.56)%	(0.73)%	(0.58)%
Supplemental data
Portfolio turnover rate	29%	67%	65%	118%	71%
Net assets, end of period (000s omitted)	$29,541	$35,192	$25,699	$29,351	$42,434

1.	For the period from July 16, 2010 (commencement of class operations) to December 31, 2010

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage VT Small Cap Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended June 30, 2014 (unaudited)	Year ended December 31
CLASS 2		2013	2012	2011	2010[1]	2009
Net asset value, beginning of period	$11.22	$7.88	$7.68	$8.05	$6.35	$4.16
Net investment loss	(0.05)	(0.09)	(0.07)	(0.09)	(0.06)	(0.03)
Net realized and unrealized gains (losses) on investments	(0.61)	3.95	0.66	(0.28)	1.76	2.22

Total from investment operations	(0.66)	3.86	0.59	(0.37)	1.70	2.19
Distributions to shareholders from
Net realized gains	0.00	(0.52)	(0.39)	0.00	0.00	0.00
Net asset value, end of period	$10.56	$11.22	$7.88	$7.68	$8.05	$6.35
Total return[2]	(5.88)%	50.23%	7.87%	(4.60)%	26.77%	52.64%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.18%	1.19%	1.20%	1.22%	1.26%
Net expenses	1.18%	1.18%	1.19%	1.19%	1.20%	1.20%
Net investment loss	(1.00)%	(0.98)%	(0.81)%	(0.98)%	(0.82)%	(0.69)%
Supplemental data
Portfolio turnover rate	29%	67%	65%	118%	71%	75%
Net assets, end of period (000s omitted)	$231,418	$250,473	$182,213	$203,348	$247,246	$185,345

1.	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Small Cap Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage VT Small Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	17

Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

18	Wells Fargo Advantage VT Small Cap Growth Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$32,919,281	$0	$0	$32,919,281
Consumer staples	4,136,794	0	0	4,136,794
Energy	16,483,480	0	0	16,483,480
Financials	22,380,268	0	0	22,380,268
Health care	77,389,988	0	0	77,389,988
Industrials	29,459,789	0	0	29,459,789
Information technology	74,922,249	0	0	74,922,249

Short-term investments
Investment companies	4,685,068	24,768,998	0	29,454,066
Total assets	$262,376,917	$24,768,998	$0	$287,145,915

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended June 30, 2014, the advisory fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% of the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.95% for Class 1 shares and 1.20% for Class 2 shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2014 were 77,987,600 and $86,127,899, respectively.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	19

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2014, the Fund paid $270 in commitment fees.

For the six months ended June 30, 2014, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTION

On July 10, 2014, the Fund declared distributions from short-term capital gains and long-term capital gains to shareholders of record on July 9, 2014. The per share amounts payable on July 11, 2014 were as follows:

	Short-term capital gains	Long-term capital gains
Class 1	$0.12844	$0.83561
Class 2	0.12844	0.83561

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

20	Wells Fargo Advantage VT Small Cap Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	21

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

22	Wells Fargo Advantage VT Small Cap Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	23

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT Small Cap Growth Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At each of the March Meeting and the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to

24	Wells Fargo Advantage VT Small Cap Growth Fund	Other information (unaudited)

other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund was higher than the average performance of the Universe for the one-, five- and ten-year periods under review, and lower than the average performance of the Universe for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark, the Russell 2000® Growth Index, for the one-, five- and ten-year periods under review, and lower than its benchmark for the three-year period.

The Board received an analysis of, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the three-year period under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance. The Board noted the relative positive performance of the Fund compared to the Universe and benchmark for all other periods under review and was satisfied with the explanation it received about the factors contributing to underperformance and with the steps being taken by Funds Management and the Sub-Adviser to address the Fund’s investment performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for all classes.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did

Other information (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	25

not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

26	Wells Fargo Advantage VT Small Cap Growth Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

226306 08-14 SVT7/SAR144 06-14

Wells Fargo Advantage VT Small Cap Value Fund

Semi-Annual Report

June 30, 2014

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The views expressed and any forward-looking statements are as of June 30, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage VT Small Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The U.S. Federal Reserve (Fed) remained a major source of liquidity for market participants around the world.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Small Cap Value Fund for the six-month period that ended June 30, 2014. Although the period was marked by macroeconomic uncertainty, data continued to point toward a continued economic recovery in the U.S. Despite some early volatility, both large-cap stocks (measured by the Russell 1000® Index1) and small-cap stocks (measured by the Russell 2000® Index2) ended the period with gains.

The U.S. Federal Reserve and other central banks continued to provide stimulus.

The U.S. Federal Reserve (Fed) remained a major source of liquidity for market participants around the world. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate near zero in order to support the economy and the financial system. Just prior to the reporting period, in mid-December 2013, the FOMC announced that it would reduce (or taper) its bond-buying program by $10 billion per month beginning in January 2014. The removal of liquidity initially encouraged an emerging markets sell-off because investors sold higher-risk assets, but investors quickly adjusted to the tapering and the leadership of new Federal Reserve Chair Janet Yellen.

European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In June 2014, the ECB announced a variety of measures aimed at encouraging lending, including cutting its key rate to a historic low of 0.15%, making funds available to banks at low interest rates, and imposing a negative interest rate on bank deposits held at the central bank. In Japan, the Bank of Japan maintained a highly accommodative monetary program, which began in early 2013, that was aimed at combating deflation by doubling the bank’s asset base over two years.

Despite a challenging geopolitical situation, U.S. stock markets gained on modestly positive economic data.

For most of the period, U.S. economic data remained moderately positive. The main positive economic news was the improving unemployment rate, which fell from 6.6% in January 2014 to 6.1% in June 2014. However, gross domestic product (GDP) growth for the first quarter of 2014 was -2.9%, a negative surprise after strong GDP numbers in late 2013. Several commentators suggested that unusually harsh winter weather may have dampened economic activity; as of June 2014, many investors hoped that economic growth would accelerate in the second half of 2014.

Macroeconomic events were major negatives throughout the reporting period. First came the ongoing standoff between Europe, the U.S., and Russia over Ukraine. The situation fed into stock market volatility early in 2014, but its impact on markets faded as investors began to believe that the situation would not result in war. As of June 2014, the U.S. and Europe seemed more inclined to sanction parts of the Russian economy. Toward the end of the period, armed conflict in Iraq led to higher oil prices and fears of a regional war in the Middle East. However, as of June 2014, there were no signs that either the U.S. or Europe would send troops into combat.

1.	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

2.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	3

Investors’ positive outlook for the U.S. economy contributed to a strong domestic stock market. Large-cap stocks outperformed small-cap stocks for the reporting period, though both parts of the market posted gains. Health care stocks outperformed for the period, supported by the continuing rollout of the Affordable Care Act. The turmoil in Iraq led to higher oil prices, aiding the energy sector. Geopolitical uncertainty also supported the price of gold, because investors tend to use the metal as a store of wealth during tumultuous times. The utilities sector strongly outperformed for the six-month period, aided by merger and acquisition activity as well as continued investor demand for higher-yielding stocks. The consumer discretionary sector lagged for the period, though, in part because of weakness in the retail industry.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Investors’ positive outlook for the U.S. economy contributed to a strong domestic stock market.

4	Wells Fargo Advantage VT Small Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

I. Charles Rinaldi

Erik C. Astheimer

Michael Schneider, CFA

Average annual total returns1 (%) as of June 30, 2014

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class 1	7-16-2010	24.28	17.01	8.12	1.11	0.90
Class 2	10-10-1997	23.91	16.77	8.01	1.36	1.15
Russell 2000® Value Index[4]	–	22.54	19.88	8.24	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	5

Ten largest equity holdings[5] (%) as of June 30, 2014
InterOil Corporation	7.34
Randgold Resources Limited ADR	7.07
Chimera Investment Corporation	4.16
Delta Air Lines Incorporated	3.37
OSI Systems Incorporated	3.04
United Continental Holdings Incorporated	2.68
Argo Group International Holdings Limited	2.54
Cavco Industries Incorporated	2.49
Trilogy Energy Corporation	2.48
Newpark Resources Incorporated	2.46

Sector Distribution[6] as of June 30, 2014

1.	Historical performance shown for Class 1 shares prior to their inception reflects the performance of Class 2 shares, and includes the higher expenses applicable to Class 2 shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

3.	The Adviser has committed through April 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.89% for Class 1 and 1.14% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage VT Small Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2014	Ending account value 6-30-2014	Expenses paid during the period¹	Net annualized expense ratio
Class 1
Actual	$1,000.00	$1,124.07	$4.69	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.46	0.89%
Class 2
Actual	$1,000.00	$1,122.32	$6.00	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.71	1.14%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 97.74%

Consumer Discretionary: 7.51%

Auto Components: 0.48%
Fox Factory Holding Corporation †	7,400	$130,166
Gentex Corporation	4,300	125,087

		255,253

Hotels, Restaurants & Leisure: 2.52%
Century Casinos Incorporated †	23,100	133,749
Denny’s Corporation †	61,200	399,024
Scientific Games Corporation Class A †	23,000	255,760
The Wendy’s Company	63,600	542,508

		1,331,041

Household Durables: 3.96%
Cavco Industries Incorporated †	15,400	1,313,620
Harman International Industries Incorporated	1,250	134,288
KB Home Incorporated	13,000	242,840
Skyline Corporation †	8,900	36,579
Taylor Morrison Home Corporation Class A †	6,800	152,456
The New Home Company Incorporated †	14,700	207,711

		2,087,494

Media: 0.17%
Journal Communications Incorporated Class A †	9,900	87,813

Specialty Retail: 0.38%
Vitamin Shoppe Incorporated †	4,700	202,194

Energy: 23.37%

Energy Equipment & Services: 10.50%
Glori Energy Incorporated †	15,400	167,244
Helix Energy Solutions Group Incorporated †	25,000	657,750
Helmerich & Payne Incorporated	3,500	406,385
ION Geophysical Corporation †	94,700	399,634
Key Energy Services Incorporated †	53,000	484,420
Newpark Resources Incorporated †	104,400	1,300,824
Oceaneering International Incorporated	5,500	429,715
Parker Drilling Company †	61,400	400,328
PHI Incorporated (non-voting) †	11,200	499,184
PHI Incorporated (voting) †	800	31,984
Vantage Drilling Company †	54,400	104,448
Willbros Group Incorporated †	53,500	660,725

		5,542,641

Oil, Gas & Consumable Fuels: 12.87%
Clean Energy Fuels Corporation †	12,400	145,328
InterOil Corporation †	60,600	3,874,764
Range Resources Corporation	10,000	869,500

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Sanchez Energy Corporation †	2,648	$99,538
Stone Energy Corporation †	10,500	491,295
Trilogy Energy Corporation	47,400	1,311,084

		6,791,509

Financials: 18.56%

Banks: 5.01%
Ameris Bancorp	8,800	189,728
Bancorp Incorporated †	29,300	348,963
BBCN Bancorp Incorporated	13,988	223,109
CenterState Banks Incorporated	25,900	290,080
City National Corporation	3,100	234,856
First Horizon National Corporation	34,000	403,240
First Niagara Financial Group Incorporated	43,600	381,064
IBERIABANK Corporation	3,600	249,084
National Bank Holdings Corporation Class A	2,400	47,856
Park Sterling Corporation	19,900	131,141
Wilshire Bancorp Incorporated	14,300	146,861

		2,645,982

Consumer Finance: 0.59%
Cash America International Incorporated #	7,000	311,010

Insurance: 3.67%
Argo Group International Holdings Limited	26,200	1,339,082
Hilltop Holdings Incorporated †	6,500	138,190
Mercury General Corporation	400	18,816
National General Holdings	4,700	81,780
OneBeacon Insurance Group Limited	22,900	355,866

		1,933,734

REITs: 9.08%
Capstead Mortgage Corporation	14,100	185,415
Chimera Investment Corporation	688,900	2,197,591
Geo Group Incorporated	200	7,146
Invesco Mortgage Capital Incorporated	29,000	503,440
MFA Mortgage Investments Incorporated	74,100	608,361
Redwood Trust Incorporated	35,200	685,344
Sun Communities Incorporated	9,500	473,480
UMH Properties Incorporated	12,900	129,387

		4,790,164

Thrifts & Mortgage Finance: 0.21%
Northwest Bancshares Incorporated	8,200	111,274

Health Care: 6.44%

Health Care Equipment & Supplies: 2.35%
Hologic Incorporated †	10,000	253,500

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	9

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
OraSure Technologies Incorporated †	95,800	$824,838
Thoratec Corporation †	4,600	160,356

		1,238,694

Health Care Providers & Services: 2.46%
Air Methods Corporation †	2,100	108,465
Cross Country Healthcare Incorporated †	46,337	302,117
Gentiva Health Services Incorporated †	36,300	546,678
Healthways Incorporated †	19,500	342,030

		1,299,290

Health Care Technology: 0.57%
Allscripts Healthcare Solutions Incorporated †	17,800	285,690
Medidata Solutions Incorporated †	300	12,843

		298,533

Life Sciences Tools & Services: 0.32%
Parexel International Corporation †	3,200	169,088

Pharmaceuticals: 0.74%
Prestige Brands Holdings Incorporated †	11,600	393,124

Industrials: 13.53%

Airlines: 7.50%
American Airlines Group Incorporated †#	11,600	498,336
Delta Air Lines Incorporated #	46,000	1,781,120
LATAM Airlines Group SP ADR †	19,400	260,348
United Continental Holdings Incorporated †	34,500	1,416,915

		3,956,719

Commercial Services & Supplies: 2.58%
ABM Industries Incorporated	23,300	628,634
ACCO Brands Corporation †	89,300	572,413
Healthcare Services Group Incorporated	5,500	161,920

		1,362,967

Construction & Engineering: 0.17%
Primoris Services Corporation	3,100	89,404

Electrical Equipment: 0.99%
GrafTech International Limited †	50,200	525,092

Machinery: 0.44%
Actuant Corporation Class A	6,700	231,619

Professional Services: 0.74%
Hill International Incorporated †	55,400	345,142
Kforce Incorporated	2,200	47,630

		392,772

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Shares	Value

Road & Rail: 0.53%
Covenant Transport Incorporated Class A †	21,700	$279,496

Trading Companies & Distributors: 0.58%
Applied Industrial Technologies Incorporated	6,000	304,380

Information Technology: 10.59%

Communications Equipment: 0.79%
Brocade Communications Systems Incorporated	18,600	171,120
Harmonic Incorporated †	33,300	248,418

		419,538

Electronic Equipment, Instruments & Components: 6.23%
Checkpoint Systems Incorporated †	29,400	411,306
Cognex Corporation †	13,000	499,200
Coherent Incorporated †	11,700	774,189
OSI Systems Incorporated †	24,000	1,602,000

		3,286,695

Internet Software & Services: 0.36%
Gogo Incorporated †	9,600	187,776

Semiconductors & Semiconductor Equipment: 0.50%
Kulicke & Soffa Industries Incorporated †	18,600	265,236

Technology Hardware, Storage & Peripherals: 2.71%
Cray Incorporated †	47,100	1,252,860
Quantum Corporation †	146,100	178,242

		1,431,102

Materials: 16.19%

Chemicals: 0.73%
Calgon Carbon Corporation †	9,300	207,669
Zep Incorporated	10,200	180,132

		387,801

Containers & Packaging: 0.31%
Intertape Polymer Group Incorporated	14,700	162,369

Metals & Mining: 14.34%
Agnico-Eagle Mines Limited	11,200	428,960
Carpenter Technology Corporation	7,900	499,675
Dominion Diamond Corporation †	15,400	222,530
NovaGold Resources Incorporated †	44,000	185,240
Randgold Resources Limited ADR	44,100	3,730,860
Royal Gold Incorporated	9,800	745,976
Sandstorm Gold Limited †	53,000	366,760
Silver Standard Resources Incorporated †	43,300	374,978
Steel Dynamics Incorporated	38,800	696,460
United States Steel Corporation	4,700	122,388

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	11

Security name		Shares	Value

Metals & Mining (continued)
Webco Industries Incorporated †(a)(i)		1,900	$195,700

			7,569,527

Paper & Forest Products: 0.81%
Deltic Timber Corporation		2,900	175,218
Wausau Paper Corporation		23,200	251,024

			426,242

Telecommunication Services: 1.55%

Diversified Telecommunication Services: 1.55%
Cincinnati Bell Incorporated †		208,200	818,226

Total Common Stocks (Cost $39,667,992)			51,585,799

Investment Companies: 1.72%
KBW Regional Banking ETF		3,786	152,651
Market Vectors Gold Miners ETF		18,283	483,585
Market Vectors Junior Gold Miners ETF		6,377	269,492

Total Investment Companies (Cost $1,167,614)			905,728

	Yield

Short-Term Investments: 0.90%

Investment Companies: 0.90%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	477,885	477,885

Total Short-Term Investments (Cost $477,885)			477,885

Total investments in securities
(Cost $41,313,491) *	100.36%	52,969,412
Other assets and liabilities, net	(0.36)	(191,492)

Total net assets	100.00%	$52,777,920

†	Non-income-earning security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $41,637,987 and unrealized gains (losses) consists of:

Gross unrealized gains	$13,207,483
Gross unrealized losses	(1,876,058)

Net unrealized gains	$11,331,425

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Small Cap Value Fund	Statement of assets and liabilities—June 30, 2014 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$52,491,527
In affiliated securities, at value (see cost below)	477,885

Total investments, at value (see cost below)	52,969,412
Cash	264
Foreign currency, at value (see cost below)	29,604
Receivable for investments sold	245,017
Receivable for Fund shares sold	5,127
Receivable for dividends	112,719
Prepaid expenses and other assets	207

Total assets	53,362,350

Liabilities
Payable for investments purchased	158,473
Payable for Fund shares redeemed	361,572
Written options, at value	939
Advisory fee payable	24,991
Distribution fees payable	3,324
Administration fees payable	5,594
Accrued expenses and other liabilities	29,537

Total liabilities	584,430

Total net assets	$52,777,920

NET ASSETS CONSIST OF
Paid-in capital	$46,863,901
Undistributed net investment income	559,933
Accumulated net realized losses on investments	(6,301,442)
Net unrealized gains on investments	11,655,528

Total net assets	$52,777,920

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 1	$36,696,944
Shares outstanding – Class 1[1]	3,046,467
Net asset value per share – Class 1	$12.05
Net assets – Class 2	$16,080,976
Shares outstanding – Class 2[1]	1,337,655
Net asset value per share – Class 2	$12.02

Investments in unaffiliated securities, at cost	$40,835,606

Investments in affiliated securities, at cost	$477,885

Total investments, at cost	$41,313,491

Foreign currency, at cost	$30,099

Premiums received on written options	$1,037

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended June 30, 2014 (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	13

Investment income
Dividends*	$544,705
Income from affiliated securities	345

Total investment income	545,050

Expenses
Advisory fee	194,142
Administration fees
Fund level	12,943
Class 1	14,458
Class 2	6,250
Distribution fees
Class 2	19,533
Custody and accounting fees	9,249
Professional fees	22,340
Shareholder report expenses	9,570
Trustees’ fees and expenses	5,133
Other fees and expenses	2,014

Total expenses	295,632
Less: Fee waivers and/or expense reimbursements	(45,717)

Net expenses	249,915

Net investment income	295,135

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	2,559,197
Written options	10,169

Net realized gains on investments	2,569,366

Net change in unrealized gains (losses) on:
Unaffiliated securities	3,223,238
Written options	(4,953)

Net change in unrealized gains (losses) on investments	3,218,285

Net realized and unrealized gains (losses) on investments	5,787,651

Net increase in net assets resulting from operations	$6,082,786

* Net of foreign dividend withholding taxes in the amount of	$2,020

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Small Cap Value Fund	Statement of changes in net assets

	Six months ended June 30, 2014 (unaudited)		Year ended December 31, 2013

Operations
Net investment income		$295,135		$396,437
Net realized gains on investments		2,569,366		4,406,238
Net change in unrealized gains on investments		3,218,285		2,952,763

Net increase in net assets resulting from operations		6,082,786		7,755,438

Distributions to shareholders from
Net investment income
Class 1		0		(363,474)
Class 2		0		(114,530)

Total distributions to shareholders		0		(478,004)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	53,380	586,389	103,741	1,045,325
Class 2	146,335	1,668,977	242,058	2,440,592

		2,255,366		3,485,917

Reinvestment of distributions
Class 1	0	0	36,203	363,474
Class 2	0	0	11,408	114,530

		0		478,004

Payment for shares redeemed
Class 1	(356,101)	(4,068,848)	(842,800)	(8,678,358)
Class 2	(192,937)	(2,218,006)	(597,766)	(6,193,805)

		(6,286,854)		(14,872,163)

Net decrease in net assets resulting from capital share transactions		(4,031,488)		(10,908,242)

Total increase (decrease) in net assets		2,051,298		(3,630,808)

Net assets
Beginning of period		50,726,622		54,357,430

End of period		$52,777,920		$50,726,622

Undistributed net investment income		$559,933		$264,798

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage VT Small Cap Value Fund	15

(For a share outstanding throughout each period)

	Six months ended June 30, 2014 (unaudited)	Year ended December 31
CLASS 1		2013	2012	2011	2010[1]
Net asset value, beginning of period	$10.72	$9.41	$8.33	$9.04	$7.36
Net investment income	0.08	0.10	0.12	0.11	0.05 [2]
Net realized and unrealized gains (losses) on investments	1.25	1.31	1.06	(0.74)	1.63

Total from investment operations	1.33	1.41	1.18	(0.63)	1.68
Distributions to shareholders from
Net investment income	0.00	(0.10)	(0.10)	(0.08)	0.00
Net asset value, end of period	$12.05	$10.72	$9.41	$8.33	$9.04
Total return[3]	12.41%	15.03%	14.33%	(7.06)%	22.83%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.10%	1.09%	1.14%	0.96%
Net expenses	0.89%	0.89%	0.89%	0.89%	0.89%
Net investment income	1.22%	0.81%	1.10%	1.07%	1.43%
Supplemental data
Portfolio turnover rate	19%	18%	17%	16%	61%
Net assets, end of period (000s omitted)	$36,697	$35,900	$38,113	$43,155	$58,255

1.	For the period from July 16, 2010 (commencement of class operations) to December 31, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2014 (unaudited)	Year ended December 31
CLASS 2		2013	2012	2011	2010[1]	2009
Net asset value, beginning of period	$10.71	$9.40	$8.32	$9.03	$7.83	$4.95
Net investment income	0.06	0.07	0.09	0.09	0.12	0.08
Net realized and unrealized gains (losses) on investments	1.25	1.31	1.07	(0.74)	1.20	2.87

Total from investment operations	1.31	1.38	1.16	(0.65)	1.32	2.95
Distributions to shareholders from
Net investment income	0.00	(0.07)	(0.08)	(0.06)	(0.12)	(0.07)
Net asset value, end of period	$12.02	$10.71	$9.40	$8.32	$9.03	$7.83
Total return[2]	12.23%	14.75%	14.00%	(7.26)%	17.25%	60.18%
Ratios to average net assets (annualized)
Gross expenses	1.32%	1.35%	1.34%	1.39%	1.52%	2.56%
Net expenses	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Net investment income	0.95%	0.55%	0.90%	0.82%	1.06%	1.39%
Supplemental data
Portfolio turnover rate	19%	18%	17%	16%	61%	45%
Net assets, end of period (000s omitted)	$16,081	$14,826	$16,245	$14,681	$19,606	$12,018

1.	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	17

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage VT Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures. Non-listed OTC options are valued at the evaluated price provided by an independent pricing service or an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On June 30, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.
Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

18	Wells Fargo Advantage VT Small Cap Value Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	19

As of December 31, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $8,642,152 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in :

Common stocks
Consumer discretionary	$3,963,795	$0	$0	$3,963,795
Energy	11,023,066	1,311,084	0	12,334,150
Financials	9,792,164	0	0	9,792,164
Health care	3,398,729	0	0	3,398,729
Industrials	7,142,449	0	0	7,142,449
Information technology	5,590,347	0	0	5,590,347
Materials	8,187,870	358,069	0	8,545,939
Telecommunication services	818,226	0	0	818,226
Investment companies	905,728	0	0	905,728

Short-term investment
Investment companies	477,885	0	0	477,885

Total assets	$51,300,259	$1,669,153	0	$52,969,412

Liabilities

Written options	$0	$939	$0	$939
Total liabilities	$0	$939	$0	$939

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who is responsible for day-to-day portfolio management of the Fund.

20	Wells Fargo Advantage VT Small Cap Value Fund	Notes to financial statements (unaudited)

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended June 30, 2014, the advisory fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% of the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.89% for Class 1 shares and 1.14% for Class 2 shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2014 were $9,780,543, and $11,871,277, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2014, the Fund entered into written options for economic hedging purposes.

During the six months ended June 30, 2014, the Fund had written call option activities as follows:

	Call options
	Number of contracts	Premiums received
Options outstanding at December 31, 2013	22	$7,691
Options written	75	13,420
Options expired	(6)	(1,645)
Options closed	(85)	(18,429)
Options exercised	0	0
Options outstanding at June 30, 2014	6	$1,037

Open call options written at June 30, 2014 were as follow for the Fund:

Expiration date	Counterparty		Number of contracts	Strike price	Value
8-16-2014	Susquehanna Financial Group, LLLP	American Airlines Group Incorporated	1	$42.00	$(290)
8-16-2014	Susquehanna Financial Group, LLLP	American Airlines Group Incorporated	1	43.00	(235)
9-20-2014	Susquehanna Financial Group, LLLP	Delta Air Lines Incorporated	1	41.00	(158)
9-20-2014	Susquehanna Financial Group, LLLP	Delta Air Lines Incorporated	1	42.00	(120)
9-20-2014	Susquehanna Financial Group, LLLP	Cash America International Incorporated	2	50.00	(136)

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	21

As of June 30, 2014, the Fund had an average of 37 written option contracts during the six months ended June 30, 2014.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Written options	Susquehanna Financial Group, LLLP	$939	$0	$(939)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2014, the Fund paid $51 in commitment fees.

For the six months ended June 30, 2014, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTION

On July 10, 2014, the Fund declared distributions from net investment income to shareholders of record on July 9, 2014. The per share amounts payable on July 11, 2014 were as follows:

Net investment income
Class 1	$0.07052
Class 2	$0.03960

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

22	Wells Fargo Advantage VT Small Cap Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

24	Wells Fargo Advantage VT Small Cap Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	25

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT Small Cap Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At each of the March Meeting and the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to

26	Wells Fargo Advantage VT Small Cap Value Fund	Other information (unaudited)

other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund was lower than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was lower than its benchmark, the Russell 2000® Value Index, for all periods under review except for the five-year period.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and the benchmark for periods noted above. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. Funds Management advised the Board that the Fund’s performance was affected by market and performance volatility, including underperformance in the consumer discretionary and materials sectors in which the Fund invests. The Board noted the Fund’s long-term risk adjusted results and was satisfied with the explanation it received regarding the factors contributing to the Fund’s relative underperformance and with the steps being taken by Funds Management and the Sub-Adviser to address the Fund’s investment performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for all share classes.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	27

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

28	Wells Fargo Advantage VT Small Cap Value Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

226307 08-14 SVT8/SAR145 06-14

Wells Fargo Advantage

VT Total Return Bond Fund

Semi-Annual Report

June 30, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage VT Total Return Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The U.S. Federal Reserve (Fed) continued to provide support to the economy with accommodative monetary policies, including keeping its key interest rate near zero.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage VT Total Return Bond Fund for the six-month period that ended June 30, 2014. The first half of 2014 was marked by continued accommodative monetary policies and modest U.S. economic growth. Interest rates enjoyed a sustained rally. The Barclays U.S. Aggregate Bond Index1 returned 3.93% during the six months that ended June 30, 2014.

Monetary policy remained accommodative, and economic growth appeared sustainable.

The U.S. Federal Reserve (Fed) continued to provide support to the economy with accommodative monetary policies, including keeping its key interest rate near zero. If economic conditions continue to improve, the Fed is expected to end its asset purchases by year-end. The Fed’s leadership transition from Ben Bernanke to Janet Yellen was largely seamless.

Economic activity appeared to reaccelerate to a modest pace despite a severe weather-related shortfall in the first quarter, and current forecasts generally expect continued moderate growth going forward. Accommodative monetary policies, improved labor markets, healthy corporate profits, and improved credit conditions all helped underpin modest U.S. economic growth.

U.S. Treasury yields began declining (and their prices rising) in early 2014. In addition, low yields and attractive valuations enticed investors to reach for yield, further helping lower-rated credits and longer-term bonds to outperform. As a result, credit spreads narrowed. The historically steep yield curve, which had made longer-term bond yields attractive to investors, flattened significantly as longer-term yields declined more than short-term yields. In this environment, bond funds experienced positive inflows for much of the first half of 2014.

While yields have been at historically low levels, there is a risk of rising rates and negative bond returns. We have yet, however, to see an adverse effect in the market, and fixed-income markets have functioned well over the past year with sufficient liquidity and muted volatility.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your

1.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	3

investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to shareholders

Effective August 14, 2014, the Fund’s Principal Investment Strategies with respect to duration were changed from

■	While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall dollar-weighted average effective duration range between 4 and 5½ years.

to

■	While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall portfolio dollar-weighted average effective duration that is within 10% of that of the Fund’s benchmark. (The Fund’s benchmark, the Barclays U.S. Aggregate Bond Index, had a duration of 5.60 years, as of June 30, 2014.)

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage VT Total Return Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Troy Ludgood

Thomas O’Connor, CFA

Average annual total returns (%) as of June 30, 2014

					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class 2	9-20-1999	4.35	5.62	5.26	0.94	0.91
Barclays U.S. Aggregate Bond Index[3]	–	4.37	4.85	4.93	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	5

Ten largest long-term holdings[4] (%) as of June 30, 2014
U.S. Treasury Note, 0.38%, 6-30-2016	3.50
U.S. Treasury Note, 0.38%, 5-31-2016	2.75
U.S. Treasury Note, 2.50%, 5-15-2024	1.90
GNMA, 4.00%, 9-20-2042	1.84
U.S. Treasury Note, 1.38%, 2-28-2019	1.82
U.S. Treasury Note, 3.13%, 4-30-2017	1.82
FNMA, 3.00%, 9-25-2042	1.81
U.S. Treasury Note, 0.63%, 10-15-2016	1.79
U.S. Treasury Note, 0.38%, 3-31-2016	1.68
U.S. Treasury Note, 0.38%, 4-30-2016	1.64

Portfolio allocation[5] as of June 30, 2014

1.	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

2.	The Adviser has committed through April 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.90% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

3.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

4.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

5.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage VT Total Return Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2014	Ending account value 6-30-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class 2
Actual	$1,000.00	$1,037.83	$4.55	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 31.18%
FHLMC	2.50%	3-1-2028	$100,228	$101,811
FHLMC ±	2.68	11-1-2042	94,067	96,496
FHLMC ±	2.71	7-1-2042	314,313	323,110
FHLMC (a)	2.80	7-14-2044	11,000	11,289
FHLMC ±	2.95	11-1-2043	157,283	160,259
FHLMC ±	2.95	1-1-2044	76,623	78,031
FHLMC ±	2.99	10-1-2043	109,927	112,132
FHLMC ±	3.03	11-1-2043	106,159	108,489
FHLMC ±	3.03	2-1-2044	120,336	124,995
FHLMC (a)	3.08	7-14-2044	22,000	22,855
FHLMC ±	3.09	4-1-2044	103,644	107,655
FHLMC ±	3.13	3-1-2044	51,448	53,564
FHLMC ±	3.17	2-1-2042	173,282	180,115
FHLMC ±	3.22	6-1-2044	82,000	84,711
FHLMC ±	3.24	6-1-2044	213,000	220,741
FHLMC ±	3.42	4-1-2044	52,697	54,784
FHLMC	3.50	3-1-2033	23,883	24,812
FHLMC	3.50	3-1-2033	32,424	33,685
FHLMC	3.50	3-1-2033	87,360	90,746
FHLMC	3.50	6-1-2033	93,568	97,211
FHLMC	3.50	7-1-2033	50,900	52,883
FHLMC	3.50	11-1-2042	77,583	79,117
FHLMC	3.50	11-1-2042	47,337	48,273
FHLMC	3.50	3-1-2043	116,461	118,763
FHLMC	3.50	3-1-2043	73,251	74,697
FHLMC	3.50	3-1-2043	79,932	81,514
FHLMC	3.50	4-1-2043	45,924	46,830
FHLMC	3.50	4-1-2043	32,920	33,568
FHLMC	3.50	4-1-2043	77,119	78,642
FHLMC	3.50	4-1-2043	59,523	60,696
FHLMC	3.50	4-1-2043	81,071	82,672
FHLMC	3.50	5-1-2043	96,173	98,073
FHLMC	3.50	8-1-2043	45,226	46,122
FHLMC	4.00	3-1-2029	62,838	67,486
FHLMC	4.00	4-1-2029	45,539	48,907
FHLMC	4.00	6-1-2033	22,674	24,225
FHLMC	4.00	11-1-2033	28,314	30,367
FHLMC	4.00	4-1-2034	35,766	38,272
FHLMC	4.00	4-1-2034	46,749	50,026
FHLMC	4.00	5-1-2034	48,868	52,293
FHLMC	4.00	5-1-2034	48,774	52,192
FHLMC	4.50	6-1-2042	158,796	173,627
FHLMC	4.50	6-1-2042	235,161	257,151
FHLMC	4.50	9-1-2042	78,533	86,192
FHLMC	5.00	8-1-2039	393,837	445,107
FHLMC	5.00	8-1-2041	468,236	523,746
FHLMC	5.50	7-1-2038	192,999	219,756
FHLMC	6.00	3-1-2034	20,706	23,548
FHLMC Series 2980 Class QA	6.00	5-15-2035	387,101	433,044
FHLMC Series 3529 Class AG	6.50	4-15-2039	121,838	135,537

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC Series 3622 Class WA	5.50%	9-15-2039	$161,108	$181,773
FHLMC Series 3645 Class KP	5.00	2-15-2040	198,499	217,541
FHLMC Series 3664 Class DA	4.00	11-15-2037	62,379	66,539
FHLMC Series 3876 Class NB	5.00	8-15-2038	124,270	136,094
FHLMC Series T-48 Class 1A3 ±	6.04	7-25-2033	2,382	2,708
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	393	454
FHLMC Series T-57 Class 1A3	7.50	7-25-2043	25,436	30,399
FHLMC Series T-59 Class 1A3	7.50	10-25-2043	34,837	41,380
FHLMC Series T-60 Class 1A3	7.50	3-25-2044	36,217	43,272
FNMA ±	2.39	1-1-2036	48,817	52,014
FNMA	2.50	11-1-2027	251,204	255,671
FNMA	2.50	11-1-2027	647,577	659,113
FNMA	2.50	12-1-2027	103,020	104,760
FNMA ±	2.53	2-1-2044	94,894	97,726
FNMA ±	2.56	5-1-2043	62,874	62,962
FNMA (a)	2.76	7-25-2044	121,000	124,347
FNMA ±	2.77	6-1-2042	322,446	331,952
FNMA ±	2.78	1-1-2044	109,784	112,655
FNMA ±	2.78	2-1-2044	127,219	132,268
FNMA ±	2.85	12-1-2043	118,198	121,669
FNMA (a)	2.87	7-25-2044	238,000	244,258
FNMA ±	2.92	2-1-2044	152,695	157,936
FNMA ±	2.93	4-1-2044	75,733	78,409
FNMA ±	2.94	2-1-2044	234,521	242,770
FNMA ±	2.94	3-1-2044	117,679	121,868
FNMA ±	2.94	5-1-2042	395,665	409,112
FNMA ±	2.96	3-1-2044	100,480	104,149
FNMA ±	2.98	1-1-2044	60,591	61,918
FNMA %%	3.00	8-25-2027	800,000	828,625
FNMA	3.00	12-1-2037	67,080	65,901
FNMA %%	3.00	9-25-2042	1,700,000	1,677,688
FNMA	3.00	10-1-2042	90,173	88,588
FNMA	3.00	11-1-2042	142,080	139,583
FNMA	3.00	2-1-2043	326,179	320,444
FNMA	3.00	2-1-2043	50,999	50,104
FNMA	3.00	3-1-2043	398,063	391,064
FNMA ±	3.00	5-1-2044	127,549	132,182
FNMA ±	3.00	12-1-2043	139,291	144,199
FNMA ±	3.01	12-1-2043	107,223	111,119
FNMA ±	3.09	7-1-2044	365,000	379,262
FNMA ±	3.19	7-1-2044	74,000	76,530
FNMA ±	3.24	4-1-2044	516,803	535,362
FNMA	3.50	7-1-2032	199,851	207,916
FNMA	3.50	8-1-2032	150,054	156,109
FNMA	3.50	3-1-2033	23,938	24,904
FNMA	3.50	5-1-2033	23,964	24,923
FNMA	3.50	7-1-2033	38,875	40,435
FNMA	3.50	8-1-2042	125,563	128,226
FNMA	3.50	9-1-2042	857,919	876,112
FNMA	4.00	5-1-2025	20,957	22,517

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	6-1-2025	$131,097	$140,450
FNMA	4.00	11-1-2028	25,667	27,503
FNMA	4.00	12-1-2028	59,462	63,904
FNMA	4.00	12-1-2028	27,111	29,132
FNMA	4.00	1-1-2029	39,132	42,056
FNMA	4.00	1-1-2029	31,863	34,243
FNMA	4.00	1-1-2029	263,970	283,691
FNMA	4.00	2-1-2029	88,641	95,265
FNMA	4.00	2-1-2029	49,364	52,900
FNMA	4.00	2-1-2029	64,247	69,048
FNMA	4.00	2-1-2029	39,218	42,028
FNMA	4.00	2-1-2029	96,145	103,328
FNMA	4.00	3-1-2029	48,590	52,071
FNMA	4.00	3-1-2029	24,517	26,349
FNMA	4.00	3-1-2029	26,543	28,526
FNMA	4.00	3-1-2029	35,775	38,447
FNMA	4.00	3-1-2029	62,994	67,702
FNMA	4.00	3-1-2029	24,574	26,410
FNMA	4.00	3-1-2029	91,570	98,413
FNMA	4.00	11-1-2031	146,141	157,135
FNMA	4.00	2-1-2032	200,061	215,086
FNMA	4.00	9-1-2033	48,621	52,396
FNMA	4.00	9-1-2033	40,557	43,498
FNMA	4.00	9-1-2033	44,252	47,441
FNMA	4.00	9-1-2033	42,749	45,904
FNMA	4.00	10-1-2033	23,564	25,151
FNMA	4.00	11-1-2033	26,469	28,523
FNMA	4.00	11-1-2033	87,772	94,217
FNMA	4.00	11-1-2033	90,278	96,910
FNMA	4.00	11-1-2033	148,200	158,703
FNMA	4.00	12-1-2033	56,241	60,393
FNMA	4.00	1-1-2034	44,560	47,847
FNMA	4.00	2-1-2034	45,289	48,642
FNMA	4.00	2-1-2034	84,412	90,552
FNMA	4.00	2-1-2034	73,220	78,592
FNMA	4.00	2-1-2034	52,079	55,829
FNMA	4.00	2-1-2034	54,336	58,211
FNMA	4.00	4-1-2034	174,663	187,338
FNMA	4.00	4-1-2034	430,913	461,814
FNMA	4.00	5-1-2034	24,934	26,794
FNMA	4.00	5-1-2034	34,908	37,468
FNMA	4.00	5-1-2034	101,276	108,573
FNMA	4.00	6-1-2034	34,916	37,477
FNMA	4.00	6-1-2034	26,940	28,949
FNMA	4.00	6-1-2034	57,000	61,250
FNMA	4.00	6-1-2034	54,000	57,960
FNMA %%	4.00	7-1-2034	54,000	58,027
FNMA %%	4.00	7-1-2034	62,000	66,546
FNMA %%	4.00	1-25-2042	100,000	105,715
FNMA	4.50	5-1-2034	101,731	111,216

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	5-1-2034	$37,384	$40,870
FNMA %%	4.50	3-25-2040	600,000	647,918
FNMA	5.00	3-1-2041	18,241	20,403
FNMA	5.00	7-1-2041	758,528	863,890
FNMA	5.00	8-1-2041	46,865	53,125
FNMA	5.50	9-1-2034	29,010	32,047
FNMA	5.50	4-1-2036	20,469	22,885
FNMA	5.50	7-1-2039	38,009	43,380
FNMA	5.50	4-1-2040	121,689	138,900
FNMA	5.50	4-25-2042	9,515	10,657
FNMA	6.00	8-1-2034	34,384	38,945
FNMA	6.00	8-1-2034	20,426	23,138
FNMA	6.00	11-1-2034	30,223	34,234
FNMA	6.00	4-1-2035	9,904	11,227
FNMA	6.00	11-1-2035	73,724	83,610
FNMA	6.00	12-1-2035	75,030	84,931
FNMA	6.00	7-1-2037	182,233	206,454
FNMA	6.00	7-1-2037	29,359	33,203
FNMA Series 2002-33 Class A2	7.50	6-25-2032	26,544	31,251
FNMA Series 2002-95 Class DB	6.00	1-25-2033	100,297	113,457
FNMA Series 2003-W17 Class 1A7	5.75	8-25-2033	86,000	93,571
FNMA Series 2005-5 Class PA	5.00	1-25-2035	31,444	34,074
FNMA Series 2006-56 Class CA	6.00	7-25-2036	18,987	20,949
FNMA Series 2009-20 Class DT	4.50	4-25-2039	106,607	114,423
FNMA Series 2012-130 Class DC	3.00	12-25-2042	1,096,315	1,064,861
FNMA Series 2012-134 Class LC	3.00	12-25-2042	82,651	81,353
FNMA Series 2013-121 Class LB	3.00	12-25-2043	445,262	456,921
GNMA %%	3.50	1-25-2042	600,000	623,250
GNMA %%	3.50	8-20-2042	800,000	832,375
GNMA %%	4.00	9-20-2042	1,600,000	1,705,750
GNMA %%	4.50	12-20-2040	900,000	979,875

Total Agency Securities (Cost $28,659,698)				28,885,877

Asset-Backed Securities: 13.55%
Ally Auto Receivables Trust Series 2010-5 Class A4	1.75	3-15-2016	89,309	89,605
Ally Auto Receivables Trust Series 2011-1 Class A4	2.23	3-15-2016	110,881	111,329
Ally Auto Receivables Trust Series 2011-5 Class A4	1.32	7-15-2016	61,000	61,273
Ally Auto Receivables Trust Series 2012-1 Class A3	0.93	2-16-2016	15,533	15,556
Ally Auto Receivables Trust Series 2012-2 Class A3	0.74	4-15-2016	73,211	73,299
Ally Auto Receivables Trust Series 2013-1 Class A4	0.84	2-15-2018	81,000	80,873
Ally Auto Receivables Trust Series 2014-1 Class A4	1.53	4-15-2019	567,000	568,540
Ally Master Owner Trust Series 2011-4 Class A1 ±	0.95	9-15-2016	101,000	101,087
Ally Master Owner Trust Series 2012-5 Class A	1.54	9-15-2019	130,000	130,031
Ally Master Owner Trust Series 2014-2 Class A ±	0.52	1-16-2018	129,000	129,000
American Express Credit Accounts Series 2014-1 Class A ±	0.52	12-15-2021	246,000	246,360
American Express Credit Accounts Series 2014-2 Class A %%	1.29	1-15-2020	274,000	273,995
American Express Issuance Trust II Series 2013-1 Class A ±	0.43	2-15-2019	120,000	119,776
American Express Issuance Trust II Series 2013-2 Class A ±	0.57	5-17-2021	103,000	103,285
American Express Issuance Trust II Series 2013-2 Class A ±	0.58	8-15-2019	180,000	180,762
AmeriCredit Automobile Receivables Trust Series 2013-2 Class A2	0.53	11-8-2016	23,306	23,314
Avis Budget Rental Car Aesop Series 2013-1A Class A 144A	1.92	9-20-2019	152,000	151,894

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Bank of America Credit Card Trust Series 2014-A2 Class A ±	0.42%	9-16-2019	$505,000	$505,428
Capital Auto Receivables Asset Trust Series 2013-1 Class A3	0.79	6-20-2017	284,000	284,579
Capital Auto Receivables Asset Trust Series 2013-2 Class A2	0.92	9-20-2016	148,000	148,391
Capital Auto Receivables Asset Trust Series 2013-2 Class A4	1.56	7-20-2018	79,000	79,947
Capital Auto Receivables Asset Trust Series 2013-3 Class A4	1.68	4-20-2018	50,000	50,586
Capital Auto Receivables Asset Trust Series 2013-4 Class A3	1.09	3-20-2018	127,000	127,401
Capital Auto Receivables Asset Trust Series 2013-4 Class A4	1.47	7-20-2018	172,000	172,827
Capital Auto Receivables Asset Trust Series 2014-1 Class A3	1.32	6-20-2018	118,000	118,738
Capital Auto Receivables Asset Trust Series 2014-1 Class A4	1.69	10-22-2018	102,000	102,672
Capital Auto Receivables Asset Trust Series 2014-2 Class A1 ±	0.45	6-20-2016	192,000	192,079
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	177,000	177,260
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.57	12-16-2019	52,000	52,057
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	51,000	51,243
Chase Issuance Trust Series 2013-A7 Class A ±	0.58	9-15-2020	100,000	100,280
Chase Issuance Trust Series 2013-A9 Class A ±	0.57	11-16-2020	173,000	173,380
Chase Issuance Trust Series 2014-A3 ±	0.35	5-15-2018	224,000	224,298
Citibank Credit Card Issuance Trust Series 2013-A7 Class A7 ±	0.58	9-10-2020	581,000	583,399
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A 144A	3.81	10-14-2022	122,594	123,521
Ford Credit Auto Owner Trust Series 2014-1 Class A 144A	2.26	11-15-2025	322,000	324,837
Ford Credit Floorplan Master Trust Series 2012-2 Class A	1.92	1-15-2019	140,000	142,782
Ford Credit Floorplan Master Owner Trust Series 2014-1 Class A1	1.20	2-15-2019	141,000	140,915
Honda Auto Receivables Owner Trust Series 2012-4 Class A3	0.52	8-18-2016	148,556	148,717
Honda Auto Receivables Owner Trust Series 2013-2 Class A3	0.53	2-16-2017	112,000	112,125
Hyundai Auto Receivables Trust Hart Series 2014-B Class A2	0.44	2-15-2017	202,000	202,049
MMCA Automobile Trust Series 2011-A Class A4 144A	2.02	10-17-2016	45,080	45,357
Navient Student Loan Trust Series 2014-1 Class A2 ±	0.50	3-27-2023	100,000	100,009
Nelnet Student Loan Trust Series 2004-5 Class A5 ±	0.41	10-27-2036	154,619	153,033
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.32	11-23-2022	60,164	60,051
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.31	10-26-2026	229,422	228,931
Nelnet Student Loan Trust Series 2007-1 Class A1 ±	0.24	11-27-2018	35,761	35,708
Nelnet Student Loan Trust Series 2007-2A Class A3L 144A±	0.58	3-25-2026	231,000	229,536
Nelnet Student Loan Trust Series 2010-4A Class A 144A±	0.95	4-25-2046	68,142	68,852
Nelnet Student Loan Trust Series 2014-3A Class A 144A±	0.73	6-25-2041	276,842	277,059
Nissan Auto Receivables Owner Series 2013-A Class A3	0.50	5-15-2017	350,000	350,257
Nissan Auto Receivables Owner Series 2014-A Class A2	0.42	11-15-2016	60,000	60,013
Santander Drive Auto Receivables Trust Series 2012-5 Class A3	0.83	12-15-2016	32,500	32,530
Santander Drive Auto Receivables Trust Series 2012-6 Class A3	0.62	7-15-2016	29,281	29,287
Santander Drive Auto Receivables Trust Series 2013-3 Class A2	0.55	9-15-2016	112,784	112,819
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.43	7-27-2026	78,197	79,496
SLM Student Loan Trust Series 2005-9 Class A ±	0.35	1-27-2025	205,000	204,525
SLM Student Loan Trust Series 2006-5 Class A5 ±	0.34	1-25-2027	366,000	361,981
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.62	5-15-2028	81,219	81,263
SLM Student Loan Trust Series 2007-2 Class B ±	0.40	7-25-2025	100,000	90,288
SLM Student Loan Trust Series 2010-1 Class A ±	0.55	3-25-2025	136,683	136,816
SLM Student Loan Trust Series 2012-6 Class B ±	1.15	4-27-2043	100,000	93,939
SLM Student Loan Trust Series 2012-A Class A1 144A±	1.55	8-15-2025	186,795	189,277
SLM Student Loan Trust Series 2012-C Class A1 144A±	1.25	8-15-2023	133,528	134,534
SLM Student Loan Trust Series 2012-E Class A1 144A±	0.90	10-16-2023	198,546	199,376
SLM Student Loan Trust Series 2012-E Class A2 144A±	1.90	6-15-2045	233,000	240,870
SLM Student Loan Trust Series 2013-1 Class B ±	1.95	11-25-2043	100,000	100,070
SLM Student Loan Trust Series 2013-3 Class A2 ±	0.45	5-26-2020	106,000	106,029
SLM Student Loan Trust Series 2013-5 Class A2 ±	0.55	10-26-2020	100,000	100,264
SLM Student Loan Trust Series 2013-6 Class A3 ±	0.80	6-26-2028	153,000	153,803

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2013-A Class A1 144A±	0.75%	8-15-2022	$154,346	$154,633
SLM Student Loan Trust Series 2013-B Class A1 144A±	0.80	7-15-2022	111,882	112,172
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	250,000	246,918
SLM Student Loan Trust Series 2013-C Class A1 144A±	1.00	2-15-2022	147,131	147,863
SLM Student Loan Trust Series 2014-1 Class A2 ±	0.53	7-26-2021	100,000	100,258
SLM Student Loan Trust Series 2014-A Class A1 144A±	0.75	7-15-2022	244,961	245,444
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	101,000	102,250
SMS Student Loan Trust Series 2000-A Class A2 ±	0.42	10-28-2028	62,478	62,142
SMS Student Loan Trust Series 2000-B Class A2 ±	0.43	4-28-2029	59,251	59,217
Trade Maps Limited Series 2013-1A Class A 144A±	0.85	12-10-2018	268,000	268,922
Volkswagen Auto Loan Enhanced Trust Series 2012-2 Class A2	0.33	7-20-2015	3,689	3,689
World Financial Network Credit Card Master Trust Series 2014-A Class A ±	0.53	12-15-2019	193,000	193,255

Total Asset-Backed Securities (12,498,758)				12,552,226

Corporate Bonds and Notes: 19.15%

Consumer Discretionary: 1.89%

Auto Components: 0.12%
Johnson Controls Incorporated	4.63	7-2-2044	80,000	79,918
Johnson Controls Incorporated	4.95	7-2-2064	30,000	30,215

				110,133

Automobiles: 1.03%
Daimler Finance North America LLC 144A	1.88	9-15-2014	150,000	150,464
Daimler Finance North America LLC 144A	1.88	1-11-2018	150,000	151,342
Daimler Finance North America LLC 144A	2.38	8-1-2018	150,000	153,628
General Motors Corporation 144A	3.50	10-2-2018	120,000	122,700
General Motors Corporation 144A	4.88	10-2-2023	80,000	84,200
Volkswagen Group America 144A	1.25	5-23-2017	290,000	290,160

				952,494

Hotels, Restaurants & Leisure: 0.07%
Yum! Brands Incorporated	5.35	11-1-2043	65,000	70,966

Media: 0.48%
DIRECTV Holdings LLC	3.80	3-15-2022	95,000	98,052
DIRECTV Holdings LLC	4.45	4-1-2024	170,000	180,295
Thompson Reuters Corporation	5.65	11-23-2043	20,000	22,019
Viacom Incorporated	5.25	4-1-2044	135,000	142,374

				442,740

Specialty Retail: 0.19%
TJX Companies Incorporated	2.75	6-15-2021	175,000	175,002

Consumer Staples: 1.09%

Beverages: 0.51%
Anheuser-Busch InBev Finance Company	2.15	2-1-2019	150,000	151,055
Anheuser-Busch InBev Finance Company	2.63	1-17-2023	75,000	72,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Beverages (continued)
Anheuser-Busch InBev Worldwide Incorporated	7.75%	1-15-2019	$65,000	$80,293
PepsiCo Incorporated	2.25	1-7-2019	165,000	168,270

				471,618

Food & Staples Retailing: 0.03%
Wal Mart Stores Incorporated	4.30	4-22-2044	30,000	30,243

Food Products: 0.47%
Tyson Foods Incorporated	4.50	6-15-2022	100,000	104,820
WM Wrigley Jr Company 144A	2.00	10-20-2017	40,000	40,580
WM Wrigley Jr Company 144A	2.40	10-21-2018	55,000	55,857
WM Wrigley Jr Company 144A	2.90	10-21-2019	112,000	114,825
WM Wrigley Jr Company 144A	3.38	10-21-2020	115,000	119,043

				435,125

Tobacco: 0.08%
Altria Group Incorporated	5.38	1-31-2044	70,000	76,541

Energy: 1.83%

Electric Utilities: 0.06%
Oglethorpe Power Corporation	4.55	6-1-2044	55,000	55,350

Energy Equipment & Services: 0.09%
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	80,000	80,539

Oil, Gas & Consumable Fuels: 1.68%
Access Midstream Partners LP	4.88	5-15-2023	90,000	94,838
Cimarex Energy Company	4.38	6-1-2024	105,000	107,100
Continental Resources Company	4.50	4-15-2023	120,000	128,117
DCP Midstream Operating Company	2.70	4-1-2019	100,000	101,278
DCP Midstream Operating Company	5.60	4-1-2044	50,000	55,143
El Paso Pipeline Partners Operating LLC	4.10	11-15-2015	105,000	109,227
El Paso Pipeline Partners Operating LLC	4.30	5-1-2024	105,000	105,874
Energy Transfer Partners LP	5.95	10-1-2043	40,000	45,220
Kerr-McGee Corporation	6.95	7-1-2024	100,000	128,366
Kinder Morgan Energy Partners LP	4.15	2-1-2024	75,000	76,026
Kinder Morgan Energy Partners LP	5.00	3-1-2043	40,000	39,630
Kinder Morgan Energy Partners LP	5.50	3-1-2044	55,000	57,962
Newfield Exploration Company	5.63	7-1-2024	35,000	38,413
Rowan Companies Incorporated	5.40	12-1-2042	54,000	53,756
Southeast Supply Header LLC 144A	4.25	6-15-2024	100,000	101,728
Sunoco Logistics Partner LP	5.30	4-1-2044	50,000	52,518
TC Pipelines LP	4.65	6-15-2021	33,000	35,115
Western Gas Partners LP	5.38	6-1-2021	30,000	33,963
Williams Companies Incorporated	3.90	1-15-2025	95,000	95,379
Williams Companies Incorporated	4.55	6-24-2024	30,000	30,280
Williams Companies Incorporated	5.75	6-24-2044	65,000	65,547

				1,555,480

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financials: 6.99%

Banks: 1.92%
Bank of America Corporation	1.50%	10-9-2015	$355,000	$358,251
Bank of America Corporation	4.13	1-22-2024	75,000	77,281
Bank of America Corporation	5.00	1-21-2044	60,000	63,544
Bank of America Corporation	6.00	9-1-2017	125,000	141,195
Citigroup Incorporated	1.35	3-10-2017	170,000	169,879
Citigroup Incorporated	1.70	7-25-2016	125,000	126,446
Citigroup Incorporated	2.55	4-8-2019	150,000	151,218
Citigroup Incorporated	2.65	3-2-2015	74,000	75,051
Credit Suisse New York	1.38	5-26-2017	180,000	180,551
HSBC USA Incorporated	2.38	2-13-2015	140,000	141,739
Inter-American Development Bank	3.88	10-28-2041	95,000	94,632
Inter-American Development Bank	4.38	1-24-2044	35,000	38,110
JPMorgan Chase & Company	3.63	5-13-2024	95,000	95,324
JPMorgan Chase & Company	4.85	2-1-2044	65,000	68,577

				1,781,798

Capital Markets: 1.40%
Five Corners Funding Trust 144A	4.42	11-15-2023	220,000	231,825
Goldman Sachs Group Incorporated	2.63	1-31-2019	175,000	177,316
Goldman Sachs Group Incorporated %%	3.85	7-8-2024	130,000	129,939
Goldman Sachs Group Incorporated	4.00	3-3-2024	75,000	76,364
Goldman Sachs Group Incorporated	6.25	2-1-2041	45,000	54,653
Goldman Sachs Group Incorporated	6.75	10-1-2037	45,000	53,854
Lazard Group LLC	4.25	11-14-2020	105,000	109,988
Lazard Group LLC	6.85	6-15-2017	210,000	238,215
Morgan Stanley	3.88	4-29-2024	115,000	116,326
Morgan Stanley	5.38	10-15-2015	100,000	105,881

				1,294,361

Consumer Finance: 1.30%
American Express Credit Corporation	1.13	6-5-2017	295,000	294,899
American Express Credit Corporation	1.75	6-12-2015	225,000	227,845
John Deere Capital Corporation	3.35	6-12-2024	55,000	55,332
Murray Street Investment Trust I	4.65	3-9-2017	188,000	203,159
Toyota Motor Credit Corporation	1.13	5-16-2017	210,000	210,343
Toyota Motor Credit Corporation	2.10	1-17-2019	80,000	80,698
Toyota Motor Credit Corporation	2.75	5-17-2021	130,000	130,943

				1,203,219

Diversified Financial Services: 0.42%
Credit Suisse New York	2.30	5-28-2019	250,000	250,364
General Electric Capital Corporation	5.88	1-14-2038	115,000	139,303

				389,667

Insurance: 0.72%
ACE INA Holdings Incorporated	3.35	5-15-2024	150,000	151,215
American International Group Incorporated	6.40	12-15-2020	65,000	78,457

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
American International Group Incorporated ±	8.18%	5-15-2068	$25,000	$34,438
Assurant Incorporated	2.50	3-15-2018	110,000	110,802
Liberty Mutual Group Incorporated 144A	6.50	5-1-2042	61,000	76,377
Markel Corporation	3.63	3-30-2023	45,000	44,871
Markel Corporation	4.90	7-1-2022	65,000	71,188
Metlife Incorporated	3.60	4-10-2024	40,000	40,715
W.R. Berkley Corporation	4.63	3-15-2022	56,000	60,127

				668,190

REITs: 1.23%
American Tower Corporation	3.50	1-31-2023	86,000	84,290
American Tower Corporation	4.50	1-15-2018	93,000	101,321
American Tower Corporation	5.05	9-1-2020	68,000	75,757
Boston Properties LP	3.13	9-1-2023	55,000	53,338
Corporate Office Properties LP	3.70	6-15-2021	55,000	54,954
DDR Corporation	3.38	5-15-2023	120,000	116,424
DDR Corporation	4.63	7-15-2022	130,000	139,040
Federal Realty Investment Trust	3.00	8-1-2022	100,000	98,843
Federal Realty Investment Trust	3.95	1-15-2024	55,000	57,067
Healthcare Trust of America Holdings LP	3.38	7-15-2021	70,000	70,006
Kimco Realty Corporation	3.20	5-1-2021	35,000	35,076
Mid-America Apartments LP	4.30	10-15-2023	80,000	83,699
Mid-America Apartments LP	3.75	6-15-2024	110,000	109,517
Tanger Properties LP	3.88	12-1-2023	55,000	56,072

				1,135,404

Health Care: 1.43%

Biotechnology: 0.63%
Amgen Incorporated	1.25	5-22-2017	210,000	209,780
Amgen Incorporated	3.63	5-22-2024	80,000	80,661
Amgen Incorporated	5.38	5-15-2043	75,000	82,620
Celgene Corporation	2.25	5-15-2019	105,000	105,274
Celgene Corporation	4.63	5-15-2044	55,000	54,988
Celgene Corporation	5.25	8-15-2043	45,000	48,819

				582,142

Health Care Equipment & Supplies: 0.20%
Boston Scientific Corporation	4.13	10-1-2023	60,000	62,316
St. Jude Medical Incorporated	3.25	4-15-2023	125,000	123,834

				186,150

Health Care Providers & Services: 0.38%
McKesson Corporation	3.80	3-15-2024	90,000	91,958
Quest Diagnostics Incorporated	4.25	4-1-2024	60,000	61,063
WellPoint Incorporated	3.13	5-15-2022	127,000	126,749
WellPoint Incorporated	3.30	1-15-2023	25,000	24,957
WellPoint Incorporated	5.10	1-15-2044	40,000	43,479

				348,206

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Life Sciences Tools & Services: 0.19%
Thermo Fisher Scientific Incorporated	1.30%	2-1-2017	$125,000	$125,167
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	50,000	51,931

				177,098

Pharmaceuticals: 0.03%
Mylan Incorporated	5.40	11-29-2043	30,000	32,251

Industrials: 0.63%

Aerospace & Defense: 0.26%
Northrop Grumman Corporation	3.25	8-1-2023	135,000	133,706
Northrop Grumman Corporation	4.75	6-1-2043	105,000	109,288

				242,994

Road & Rail: 0.37%
ERAC USA Finance LLC 144A	3.85	11-15-2024	70,000	70,476
ERAC USA Finance LLC 144A	5.63	3-15-2042	117,000	132,132
Penske Truck Leasing Company LP 144A	2.50	6-15-2019	135,000	135,229

				337,837

Information Technology: 1.66%

Communications Equipment: 0.16%
Cisco Systems Incorporated	3.63	3-4-2024	150,000	154,088

Electronic Equipment, Instruments & Components: 0.09%
L-3 Communications Corporation	3.95	5-28-2024	80,000	80,565

Internet Software & Services: 0.13%
Google Incorporated	3.38	2-25-2024	115,000	117,585

IT Services: 0.15%
Mastercard Incorporated	3.38	4-1-2024	140,000	141,995

Software: 0.65%
Oracle Corporation %%	2.25	10-8-2019	290,000	289,675
Oracle Corporation %%	3.40	7-8-2024	145,000	144,671
Oracle Corporation %%	3.63	7-15-2023	25,000	25,742
Oracle Corporation %%	4.30	7-8-2034	85,000	84,966
Oracle Corporation %%	4.50	7-8-2044	55,000	54,973

				600,027

Technology Hardware, Storage & Peripherals: 0.48%
Apple Incorporated	2.85	5-6-2021	225,000	226,871
Apple Incorporated	3.45	5-6-2024	140,000	141,475
Apple Incorporated	4.45	5-6-2044	75,000	75,853

				444,199

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Materials: 0.26%

Chemicals: 0.09%
Mosaic Company	5.45%	11-15-2033	$30,000	$33,569
Mosaic Company	5.63	11-15-2043	40,000	45,503

				79,072

Metals & Mining: 0.09%
Nucor Corporation	4.00	8-1-2023	50,000	51,911
Vale Overseas Limited	8.25	1-17-2034	25,000	31,121

				83,032

Paper & Forest Products: 0.08%
International Paper Company	4.80	6-15-2044	75,000	75,103

Telecommunication Services: 1.66%

Diversified Telecommunication Services: 1.66%
AT&T Incorporated	3.90	3-11-2024	245,000	253,932
AT&T Incorporated	4.30	12-15-2042	50,000	47,321
AT&T Incorporated	4.80	6-15-2044	75,000	76,671
Verizon Communications Incorporated	1.35	6-9-2017	450,000	449,781
Verizon Communications Incorporated	3.45	3-15-2021	105,000	108,476
Verizon Communications Incorporated	5.05	3-15-2034	95,000	101,246
Verizon Communications Incorporated	5.15	9-15-2023	250,000	279,624
Verizon Communications Incorporated	6.40	9-15-2033	182,000	222,642

				1,539,693

Utilities: 1.71%

Electric Utilities: 1.14%
American Electric Power Company	1.65	12-15-2017	135,000	135,692
CenterPoint Energy Houston	4.50	4-1-2044	50,000	52,653
Connecticut Light & Power Company	4.30	4-15-2044	45,000	45,828
Consolidated Edison Company of New York Incorporated	4.45	3-15-2044	80,000	81,712
Duke Energy Ohio Incorporated	3.75	4-15-2024	100,000	102,651
Duke Energy Ohio Incorporated	3.80	9-1-2023	55,000	58,034
PacifiCorp	3.60	4-1-2024	140,000	145,087
Potomac Electric Power	3.60	3-15-2024	100,000	102,946
PPL Capital Funding Incorporated	3.95	3-15-2024	55,000	57,096
Public Service Electric & Gas Company	4.00	6-1-2044	210,000	205,472
Southwestern Electric Power Company	3.55	2-15-2022	40,000	41,012
Virginia Electric & Power Company	4.45	2-15-2044	25,000	26,005

				1,054,188

Gas Utilities: 0.09%
ONEOK Partners LP	2.00	10-1-2017	85,000	86,146

Multi-Utilities: 0.48%
Berkshire Hathaway Energy	5.15	11-15-2043	35,000	39,171
Dominion Resources Incorporated	8.88	1-15-2019	115,000	147,604
Pacific Gas & Electric Corporation	3.25	6-15-2023	50,000	49,910

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities (continued)
Pacific Gas & Electric Corporation	4.75%	2-15-2044	$35,000	$37,190
Puget Energy Incorporated	6.00	9-1-2021	145,000	170,811

				444,686

Total Corporate Bonds and Notes (Cost $17,279,424)				17,735,927

Municipal Obligations: 1.05%

California: 0.27%
California Build America Bonds (GO)	7.60	11-1-2040	80,000	121,195
Los Angeles CA Community College District Build America Bonds (GO)	6.75	8-1-2049	90,000	126,816

				248,011

Illinois: 0.12%
Illinois Finance Authority (GO)	5.37	3-1-2017	55,000	60,095
Illinois Finance Authority (GO)	5.88	3-1-2019	45,000	50,332

				110,427

Nevada: 0.14%
Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82	7-1-2045	95,000	128,672

New Jersey: 0.18%
New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	119,000	166,481

New York: 0.14%
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	125,000	127,409

Ohio: 0.04%
Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80	6-1-2111	36,000	37,194

Texas: 0.16%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	109,000	149,696

Total Municipal Obligations (Cost $795,991)				967,890

Non-Agency Mortgage Backed Securities: 5.88%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A	4.95	2-11-2041	1,368	1,368
CFCRE Commercial Mortgage Trust Series 2011-C1 Series A4 144A±	4.96	4-15-2044	100,000	112,416
Citigroup Commercial Mortgage Trust Series 2014-GC19 Class AAB	3.55	3-10-2047	69,000	71,836
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	138,000	149,860
Commercial Mortgage Pass-Through Certificate Series 2012-LC4 Class A3	3.07	12-10-2044	60,000	62,207
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class A1	1.34	7-10-2045	63,855	63,990
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class ASB	3.83	7-10-2045	103,000	109,495
Commercial Mortgage Pass-Through Certificate Series 2014-CR18 Class A5	3.83	7-15-2047	95,000	98,603
Commercial Mortgage Pass-Through Certificate Series 2014-CR18 Class ASB	3.45	7-15-2047	58,000	60,143
Commercial Mortgage Pass-Through Certificate Series 2014-LC15 Class ASB	3.53	4-10-2047	102,000	106,223
Commercial Mortgage Trust Series 2013-CR12 Class ASB	3.62	10-10-2046	126,000	132,114
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	216,000	215,377
Credit Suisse First Boston Mortgage Securities Corporation Series 2004-C5 Class A4	4.83	11-15-2037	19,407	19,493
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4 ±	5.10	8-15-2038	68,664	70,663
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A1 144A	3.74	11-10-2046	91,571	95,407

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54%	7-10-2044	$111,000	$122,602
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22	4-10-2037	64,000	66,300
GS Mortgage Securities Trust Series 2005-GG4 Class A4	4.75	7-10-2039	53,645	54,744
GS Mortgage Securities Trust Series 2007-GG10 Class A4 ±	6.00	8-10-2045	94,437	104,566
GS Mortgage Securities Trust Series 2013-GC16 Class A3	4.24	11-10-2046	47,000	50,582
GS Mortgage Securities Trust Series 2013-GC16 Class AAB	3.81	11-10-2046	165,000	174,840
GS Mortgage Securities Trust Series 2014-GC18 Class AAB	3.65	1-10-2047	60,000	62,896
GS Mortgage Securities Trust Series 2014-GC20 Class AAB	3.66	4-10-2047	183,000	191,806
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	336,870	381,481
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	7-15-2041	24,075	24,076
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006 Class A4 ±	5.48	12-12-2044	52,479	55,122
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13	5-15-2047	9,948	10,015
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-2032	69,261	72,510
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A3 144A	4.39	2-15-2046	283,000	309,185
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C4 Class A4 144A	4.39	7-15-2046	112,000	122,686
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-C8 Class ASB	2.38	10-15-2045	80,000	80,008
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class ASB	3.46	7-15-2047	105,000	108,678
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	266,000	286,560
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C8 Class A6 ±	4.80	12-15-2029	4,154	4,194
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-7 Class A4 ±	5.81	6-12-2050	132,000	145,691
Merrill Lynch CFC Commercial Mortgage Trust Series 2007-5 Class A4	5.38	8-12-2048	165,285	178,314
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class A4	3.18	8-15-2045	42,000	42,419
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A1	1.39	7-15-2046	157,099	158,199
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A3 ±	4.10	7-15-2046	124,000	131,765
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	61,000	63,923
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16 Class A5	3.89	6-15-2047	105,000	109,572
Morgan Stanley Bank Trust Series 2012-C6 Class A3	2.51	11-15-2045	148,000	147,274
Morgan Stanley Capital I Series 2004-HQ4 Class A7	4.97	4-14-2040	19,003	18,996
Morgan Stanley Capital I Trust Series 2011-C2 Class A2 144A	3.48	6-15-2044	198,000	206,942
Motel 6 Trust Series 2012-MTL6 Class A2 144A	1.95	10-5-2025	191,000	191,186
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A4	3.53	5-10-2063	140,000	144,473
UBS Barclays Commercial Mortgage Trust Series 2012-C3 Class A3	2.73	8-10-2049	96,000	96,708
UBS Barclays Commercial Mortgage Trust Series 2013-C5 Class A4	3.18	3-10-2046	33,000	32,990
UBS Barclays Commercial Mortgage Trust Series 2013-C6 Class ASB	2.79	4-10-2046	124,000	125,112

Total Non-Agency Mortgage Backed Securities (Cost $5,356,043)				5,445,610

U.S. Treasury Securities: 30.75%
U.S. Treasury Bond	2.75	11-15-2042	156,000	138,938
U.S. Treasury Bond	3.13	11-15-2041	412,000	398,481
U.S. Treasury Bond	3.13	2-15-2043	288,000	276,660
U.S. Treasury Bond	3.38	5-15-2044	226,000	227,059
U.S. Treasury Bond	3.63	8-15-2043	523,000	551,274
U.S. Treasury Bond	3.63	2-15-2044	706,000	743,506
U.S. Treasury Bond	3.75	11-15-2043	209,000	225,263

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note ##	0.38%	3-31-2016	$1,559,000	$1,559,182
U.S. Treasury Note ##	0.38	4-30-2016	1,522,000	1,521,405
U.S. Treasury Note ##	0.38	5-31-2016	2,546,000	2,543,513
U.S. Treasury Note ##	0.38	6-30-2016	3,235,000	3,237,527
U.S. Treasury Note	0.63	10-15-2016	1,659,000	1,660,556
U.S. Treasury Note	0.63	9-30-2017	1,237,000	1,221,538
U.S. Treasury Note	0.75	3-15-2017	794,000	793,876
U.S. Treasury Note	0.88	4-15-2017	329,000	329,797
U.S. Treasury Note	0.88	5-15-2017	643,000	643,804
U.S. Treasury Note	0.88	6-15-2017	1,041,000	1,041,244
U.S. Treasury Note	1.38	2-28-2019	1,703,000	1,690,228
U.S. Treasury Note	1.50	1-31-2019	1,279,000	1,277,901
U.S. Treasury Note	1.50	5-31-2019	1,114,000	1,108,169
U.S. Treasury Note	1.63	3-31-2019	856,000	858,407
U.S. Treasury Note	1.63	4-30-2019	1,018,000	1,019,671
U.S. Treasury Note %%	1.63	6-30-2019	896,000	895,955
U.S. Treasury Note	2.00	5-31-2021	159,000	157,770
U.S. Treasury Note	2.13	6-30-2021	18,000	17,986
U.S. Treasury Note	2.50	5-15-2024	1,766,000	1,762,413
U.S. Treasury Note	2.75	2-15-2024	873,000	892,233
U.S. Treasury Note	3.13	4-30-2017	1,586,000	1,688,222

Total U.S. Treasury Securities (Cost $28,402,286)				28,482,578

Yankee Corporate Bonds and Notes: 5.13%

Consumer Discretionary: 0.17%

Textiles, Apparel & Luxury Goods: 0.17%
LVMH Moet Hennessy Louis 144A	1.63	6-29-2017	158,000	159,701

Consumer Staples: 0.19%

Beverages: 0.19%
Pernod Ricard SA 144A	5.75	4-7-2021	150,000	172,362

Energy: 1.50%

Oil, Gas & Consumable Fuels: 1.50%
Canadian Oil Sands Trust Limited 144A	6.00	4-1-2042	55,000	63,373
Ecopetrol SA	5.88	5-28-2045	45,000	46,620
Ecopetrol SA	7.38	9-18-2043	45,000	55,494
Petrobras Global Finance BV	6.25	3-17-2024	20,000	21,288
Petrobras Global Finance Company	3.00	1-15-2019	70,000	68,716
Petrobras Global Finance Company	4.88	3-17-2020	100,000	102,710
Petroleos Mexicanos 144A	6.38	1-23-2045	100,000	116,125
Petroleos Mexicanos Company ±	2.25	7-18-2018	50,000	51,909
Petroleos Mexicanos Company	5.50	6-27-2044	70,000	72,870
Statoil ASA	2.90	11-8-2020	100,000	102,791
Talisman Energy Incorporated	3.75	2-1-2021	50,000	51,669
Total Capital International SA	2.10	6-19-2019	130,000	130,560
Total Capital International SA	2.75	6-19-2021	160,000	160,301

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
TransCanada Pipelines Limited	4.63%	3-1-2034	$125,000	$132,383
Transocean Incorporated	6.38	12-15-2021	120,000	138,761
Weatherford International Limited	5.95	4-15-2042	65,000	73,598

				1,389,168

Financials: 1.98%

Banks: 1.33%
Barclays Bank plc	3.75	5-15-2024	200,000	201,090
ING Bank NV 144A	5.80	9-25-2023	90,000	101,332
National Australia Bank 144A%%	2.25	7-1-2017	370,000	370,378
Norddeutsche Landesbank Pfandbriefe 144A	2.00	2-5-2019	400,000	401,148
Royal Bank Scotland Group plc	5.13	5-28-2024	160,000	162,374

				1,236,322

Consumer Finance: 0.24%
CNOOC Finance Corporation Limited	1.63	4-30-2017	225,000	225,544

Diversified Financial Services: 0.34%
Deutsche Bank AG (London)	3.70	5-30-2024	100,000	99,971
Volkswagen International Finance NV 144A	1.13	11-18-2016	210,000	210,722

				310,693

Insurance: 0.07%
XLIT Limited	5.25	12-15-2043	55,000	60,159

Health Care: 0.37%

Biotechnology: 0.20%
Actavis Funding SCS 144A	3.85	6-15-2024	125,000	126,283
Actavis Funding SCS 144A	4.85	6-15-2044	60,000	60,460

				186,743

Pharmaceuticals: 0.17%
Perrigo Company 144A	4.00	11-15-2023	90,000	91,423
Teva Pharmaceutical Finance LLC	3.65	11-10-2021	65,000	66,673

				158,096

Information Technology: 0.22%

Internet Software & Services: 0.22%
Tencent Holdings Limited 144A	3.38	5-2-2019	200,000	204,445

Materials: 0.26%

Chemicals: 0.07%
LYB International Finance BV	4.88	3-15-2044	65,000	67,647

Metals & Mining: 0.19%
BHP Billiton Finance USA Limited	5.00	9-30-2043	90,000	99,288
Xstrata Finance Canada 144A	2.05	10-23-2015	71,000	71,801

				171,089

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 0.25%

Wireless Telecommunication Services: 0.25%
America Movil SAB de CV	3.13%	7-16-2022	$235,000	$231,240

Utilities: 0.19%

Electric Utilities: 0.19%
Electricite de France 144A	6.00	1-22-2114	85,000	95,785
State Grid Overseas Investment Company 144A	2.75	5-7-2019	85,000	85,679

				181,464

Total Yankee Corporate Bonds and Notes (Cost $4,635,309)				4,754,673

Yankee Government Bonds: 1.70%

Yankee Government Bonds: 1.70%
Hashemite Kingdom of Jordan	1.95	6-23-2019	223,000	223,387
Japan Bank for International Cooperation	1.75	7-31-2018	220,000	221,766
Province of Manitoba	3.05	5-14-2024	80,000	80,512
Republic of Poland	4.00	1-22-2024	138,000	143,175
Republic of Slovenia 144A	5.25	2-18-2024	200,000	215,000
Slovak Republic 144A	4.38	5-21-2022	375,000	400,125
United Mexican States	5.75	10-12-2049	275,000	291,775

Total Yankee Government Bonds (Cost $1,525,844)				1,575,740

	Yield		Shares
Short-Term Investments: 1.07%

Investment Companies: 1.07%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class ##(l)(u)	0.07		990,638	990,638

Total Short-Term Investments (Cost $990,638)				990,638

Total investments in securities (Cost $100,143,991) *	109.46%	101,391,159
Other assets and liabilities, net	(9.46)	(8,759,959)

Total net assets	100.00%	$92,631,200

±	Variable rate investment. The rate shown is the rate in effect at period end.

(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

%%	The security is issued on a when-issued basis.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

##	All or a portion of this security is segregated for when-issued securities.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $100,269,069 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,486,922
Gross unrealized losses	(364,832)

Net unrealized gains	$1,122,090

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2014 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	23

Assets
Investments
In unaffiliated securities, at value (see cost below)	$100,400,521
In affiliated securities, at value (see cost below)	990,638

Total investments, at value (see cost below)	101,391,159
Receivable for investments sold	15,259,615
Principal paydown receivable	12,506
Receivable for Fund shares sold	22,743
Receivable for interest	390,829

Total assets	117,076,852

Liabilities
Payable for investments purchased	24,308,983
Payable for Fund shares redeemed	24,784
Advisory fee payable	28,405
Distribution fees payable	18,858
Administration fees payable	9,806
Accrued expenses and other liabilities	54,816

Total liabilities	24,445,652

Total net assets	$92,631,200

NET ASSETS CONSIST OF
Paid-in capital	$95,640,014
Undistributed net investment income	24,843
Accumulated net realized losses on investments	(4,280,825)
Net unrealized gains on investments	1,247,168

Total net assets	$92,631,200

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class 2	$92,631,200
Shares outstanding – Class 2[1]	8,903,859
Net asset value per share – Class 2	$10.40

Investments in unaffiliated securities, at cost	$99,153,353

Investments in affiliated securities, at cost	$990,638

Total investments, at cost	$100,143,991

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage VT Total Return Bond Fund	Statement of operations—six months ended June 30, 2014 (unaudited)

Investment income
Interest**	$994,831
Income from affiliated securities	941
Securities lending income, net	25

Total investment income	995,797

Expenses
Advisory fee	180,366
Administration fees
Fund level	22,546
Class 2	36,073
Distribution fees
Class 2	112,729
Custody and accounting fees	24,659
Professional fees	25,088
Shareholder report expenses	5,055
Trustees’ fees and expenses	6,345
Other fees and expenses	2,225

Total expenses	415,086
Less: Fee waivers and/or expense reimbursements	(9,262)

Net expenses	405,824

Net investment income	589,973

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities .	890,737
TBA sale commitments	(4,425)

Net realized gains on investments	886,312
Net change in unrealized gains (losses) on investments	1,946,028

Net realized and unrealized gains (losses) on investments	2,832,340

Net increase in net assets resulting from operations	$3,422,313

** Net of foreign interest withholding taxes in the amount of	$74

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage VT Total Return Bond Fund	25

	Six months ended June 30, 2014 (unaudited)		Year ended December 31, 2013

Operations
Net investment income		$589,973		$1,085,032
Net realized gains (losses) on investments		886,312		(696,697)
Net change in unrealized gains (losses) on investments		1,946,028		(2,680,209)

Net increase (decrease) in net assets resulting from operations		3,422,313		(2,291,874)

Distributions to shareholders from
Net investment income
Class 2		(627,511)		(1,136,906)
Net realized gains
Class 2		0		(2,908,485)

Total distributions to shareholders		(627,511)		(4,045,391)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 2	643,474	6,615,491	1,865,149	19,545,659
Reinvestment of distributions
Class 2	61,194	627,511	398,039	4,045,391
Payment for shares redeemed
Class 2	(755,286)	(7,759,331)	(1,796,392)	(18,758,567)

Net increase (decrease) in net assets resulting from capital share transactions		(516,329)		4,832,483

Total increase (decrease) in net assets		2,278,473		(1,504,782)

Net assets
Beginning of period		90,352,727		91,857,509

End of period		$92,631,200		$90,352,727

Undistributed net investment income		$24,843		$62,381

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage VT Total Return Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2014 (unaudited)	Year ended December 31
CLASS 2		2013	2012	2011	2010[1]	2009
Net asset value, beginning of period	$10.09	$10.82	$10.54	$10.41	$10.34	$9.70
Net investment income	0.07	0.12	0.15	0.22	0.29	0.42
Net realized and unrealized gains (losses) on investments	0.31	(0.38)	0.48	0.62	0.43	0.72

Total from investment operations	0.38	(0.26)	0.63	0.84	0.72	1.14
Distributions to shareholders from
Net investment income	(0.07)	(0.13)	(0.15)	(0.28)	(0.36)	(0.46)
Net realized gains	0.00	(0.34)	(0.20)	(0.43)	(0.29)	(0.04)

Total distributions to shareholders	(0.07)	(0.47)	(0.35)	(0.71)	(0.65)	(0.50)
Net asset value, end of period	$10.40	$10.09	$10.82	$10.54	$10.41	$10.34
Total return[2]	3.78%	(2.43)%	6.10%	8.31%	7.04%	11.99%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.93%	0.94%	0.91%	0.91%	1.20%
Net expenses	0.90%	0.90%	0.90%	0.88%	0.86%	0.85%
Net investment income	0.65%	1.19%	1.37%	2.09%	2.76%	4.07%
Supplemental data
Portfolio turnover rate	305%	613%	574%	843%	838%	580%
Net assets, end of period (000s omitted)	$92,631	$90,353	$91,858	$87,138	$85,416	$95,134

1.	After the close of business of July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	27

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage VT Total Return Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

28	Wells Fargo Advantage VT Total Return Bond Fund	Notes to financial statements (unaudited)

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TBA sale commitments

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	29

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2013, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration date:

No expiration
2016	Short-term
$4,157,782	$877,635

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$28,885,877	$0	$28,885,877

Asset-backed securities	0	12,552,226	0	12,552,226

Corporate bonds and notes	0	17,735,927	0	17,735,927

Municipal obligations	0	967,890	0	967,890

Non-agency mortgage-backed securities	0	5,445,610	0	5,445,610

U.S. Treasury securities	28,482,578	0	0	28,482,578

Yankee corporate bonds and notes	0	4,754,673	0	4,754,673

Yankee government bonds	0	1,575,740	0	1,575,740

Short-term investments
Investment companies	990,638	0	0	990,638
Total assets	$29,473,216	$71,917,943	$0	$101,391,159

30	Wells Fargo Advantage VT Total Return Bond Fund	Notes to financial statements (unaudited)

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase. For the six months ended June 30, 2014, the advisory fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and for Class 2 shares, a class level administration fee of 0.08% of its average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.90% for Class 2 shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2014 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$267,564,876	$38,714,409	$264,359,848	$38,627,855

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2014, the Fund paid $52 in commitment fees.

For the six months ended June 30, 2014, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	31

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

32	Wells Fargo Advantage VT Total Return Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	33

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

34	Wells Fargo Advantage VT Total Return Bond Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT Total Return Bond Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At each of the March Meeting and the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted

Other information (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	35

that the performance of the Fund was higher than or in range of the average performance of the Universe for the three-, five- and ten-year periods under review, and lower than the average performance of the Universe for the one-year period under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Barclays U.S. Aggregate Bond Index, for the three-, five- and ten-year periods under review, and lower than its benchmark for the one-year period under review.

The Board received an analysis of, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and its benchmark for the one-year period under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance. The Board noted the long term relative performance of the Fund and was satisfied with the explanation it received regarding the factors contributing to underperformance and with the steps being taken by Funds Management and the Sub-Adviser to address the Fund’s investment performance.

The Board also received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered this ratio in comparison to the median ratios of funds in a class-specific expense group that was determined by Lipper to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Group and an explanation of year-to-year variations in the funds comprising such expense Group and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratio of the Fund was higher than the median net operating expense ratio of the expense Group.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s contractual administration fee rate (the “Management Rate”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”).

Among other information reviewed by the Board was a comparison of the Management Rate of the Fund with those of other funds in the expense Group at a common asset level. The Board noted that the Management Rate of the Fund was in range of the average rate of the Fund’s expense Group.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

36	Wells Fargo Advantage VT Total Return Bond Fund	Other information (unaudited)

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

List of abbreviations	Wells Fargo Advantage VT Total Return Bond Fund	37

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

226308 08-14 SVT9/SAR146 06-14

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	August 26, 2014

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	August 26, 2014